UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

(Exact Name of Registrant as Specified In Its Charter)

Address of Principal Executive Offices:	385 East Colorado Boulevard
Pasadena, CA 91101

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2008

Date of reporting period: December 31, 2007

Item 1 – Schedule of Investments

Portfolio of Investments

Western Asset Absolute Return Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Long-Term Securities	87.8%

Corporate Bonds and Notes	10.5%
Airlines	0.2%
Continental Airlines Inc.		6.820%	5/1/18	$62	$62
Continental Airlines Inc.		6.703%	6/15/21	63	63
United Air Lines Inc.		7.032%	10/1/10	164	164
United Air Lines Inc.		7.186%	10/1/12	618	620
US Airways Pass-Through Trust		6.850%	1/30/18	315	315

					1,224

Auto Components	0.1%
Visteon Corp.		8.250%	8/1/10	500	442

Automobiles	N.M.
Ford Motor Co.		4.250%	12/15/36	80	80	A

Building Products	N.M.
Associated Materials Inc.		0.000%	3/1/14	155	99	B
Masco Corp.		7.125%	8/15/13	50	55

					154

Capital Markets	0.5%
Goldman Sachs Capital II		5.793%	12/29/49	60	53	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	100	89	B
Lehman Brothers Holdings Inc.		6.200%	9/26/14	320	326
The Bear Stearns Cos. Inc.		6.950%	8/10/12	2,330	2,396

					2,864

Commercial Banks	0.2%
HSBC Bank PLC		7.000%	11/1/11	294	295
HSBC Bank USA		7.000%	11/1/11	265	266	C,D
HSBC Bank USA		7.000%	11/1/11	255	267	C,D
					828

Commercial Services and Supplies	0.1%
Allied Security Escrow Corp.		11.375%	7/15/11	250	235
PHH Corp.		7.125%	3/1/13	110	113
					348

Consumer Finance	3.3%
American Express Co.		6.800%	9/1/66	40	40	B
Ford Motor Credit Co.		7.375%	10/28/09	4,360	4,104
Ford Motor Credit Co.		9.750%	9/15/10	2,000	1,908
Ford Motor Credit Co.		9.875%	8/10/11	3,700	3,500
GMAC LLC		5.850%	1/14/09	1,320	1,262
GMAC LLC		6.875%	9/15/11	2,700	2,310

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
GMAC LLC		6.000%	12/15/11	$1,600	$1,342
GMAC LLC		6.625%	5/15/12	1,500	1,247
GMAC LLC		8.000%	11/1/31	2,930	2,458

					18,171

Containers and Packaging	N.M.
Graham Packaging Co. Inc.		9.875%	10/15/14	100	92
Graphic Packaging International Corp.		9.500%	8/15/13	150	148

					240

Diversified Financial Services	0.6%
Air 2 US		8.027%	10/1/19	892	897	C
BAC Capital Trust XIV		5.630%	12/31/49	40	35	B
East Lane Re Ltd.		10.911%	5/6/11	300	306	C,E
El Paso Performance-Linked		7.750%	7/15/11	340	349	C
General Electric Capital Corp.		6.375%	11/15/67	60	62	B
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	100	94	B,C
Sigma Finance Inc.		8.500%	8/11/16	500	473	C,D
TNK-BP Finance SA		7.875%	3/13/18	370	365	C
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	250	241
ZFS Finance USA Trust II		6.450%	12/15/65	500	466	B,C

					3,288

Diversified Telecommunication Services	0.1%
Level 3 Financing Inc.		9.250%	11/1/14	500	452
Qwest Corp.		7.500%	10/1/14	190	193

					645

Electric Utilities	0.9%
Energy Future Holdings Corp.		10.875%	11/1/17	730	733	C
Energy Future Holdings Corp.		11.250%	11/1/17	4,100	4,141	C,F
FirstEnergy Corp.		7.375%	11/15/31	100	110

					4,984

Food and Staples Retailing	0.1%
CVS Corp.		9.350%	1/10/23	500	540	C
CVS Corp.		5.298%	1/11/27	34	34	C
CVS Lease Pass-Through Trust		5.880%	1/10/28	45	45	C
CVS Lease Pass-Through Trust		6.036%	12/10/28	120	116	C

					735

Food Products	0.1%
H.J. Heinz Co.		6.428%	12/1/08	100	102	C
Sara Lee Corp.		6.250%	9/15/11	150	156

					258

Gas Utilities	0.1%
Suburban Propane Partners LP		6.875%	12/15/13	500	485

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Health Care Equipment and Supplies	N.M.
Advanced Medical Optics Inc.		7.500%	5/1/17	$250	$230

Health Care Providers and Services	0.7%
AmerisourceBergen Corp.		5.875%	9/15/15	50	49
Cardinal Health Inc.		6.300%	10/15/16	60	61	C
DaVita Inc.		6.625%	3/15/13	500	498
HCA Inc.		9.125%	11/15/14	10	10
HCA Inc.		6.500%	2/15/16	893	755
HCA Inc.		9.250%	11/15/16	910	956
HCA Inc.		9.625%	11/15/16	599	633	F
Tenet Healthcare Corp.		6.375%	12/1/11	670	610
Tenet Healthcare Corp.		9.875%	7/1/14	29	28
WellPoint Inc.		5.875%	6/15/17	70	70

					3,670

Hotels, Restaurants and Leisure	0.1%
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	200	208
MGM MIRAGE		6.625%	7/15/15	140	131
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	50	53

					392

Independent Power Producers and Energy Traders	0.8%
Edison Mission Energy		7.000%	5/15/17	190	187
Edison Mission Energy		7.200%	5/15/19	250	246
Edison Mission Energy		7.625%	5/15/27	90	84
NRG Energy Inc.		7.375%	2/1/16	250	244
The AES Corp.		7.750%	3/1/14	1,800	1,813
The AES Corp.		7.750%	10/15/15	300	304	C
The AES Corp.		8.000%	10/15/17	1,630	1,667	C

					4,545

Insurance	0.1%
American International Group Inc.		5.850%	1/16/18	180	181
MetLife Inc.		6.400%	12/15/36	50	46
The Travelers Cos. Inc.		6.250%	3/15/37	120	113	B

					340

IT Services	N.M.
SunGard Data Systems Inc.		10.250%	8/15/15	250	256

Media	0.1%
Comcast Corp.		6.500%	1/15/17	70	73
EchoStar DBS Corp.		7.125%	2/1/16	300	306
Gannett Co. Inc.		6.375%	4/1/12	40	42
Idearc Inc.		8.000%	11/15/16	250	229
News America Inc.		6.650%	11/15/37	50	52	C
Viacom Inc.		5.750%	4/30/11	100	101

					803

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Metals and Mining	0.1%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	$500		$536

Multiline Retail	N.M.
Nordstrom Inc.		6.250%	1/15/18	200		205

Oil, Gas and Consumable Fuels	0.7%
Anadarko Petroleum Corp.		5.391%	9/15/09	170		167	E
Anadarko Petroleum Corp.		5.950%	9/15/16	540		550
Chesapeake Energy Corp.		6.375%	6/15/15	400		387
El Paso Corp.		7.000%	6/15/17	2,640		2,643
Gazprom		6.950%	8/6/09	5,470	RUB	223
Gazprom		6.790%	10/29/09	620	RUB	25
Gazprom		7.000%	10/27/11	210	RUB	9
SemGroup LP		8.750%	11/15/15	85		81	C

						4,085

Pharmaceuticals	N.M.
Leiner Health Products Inc.		11.000%	6/1/12	250		170

Real Estate Investment Trusts	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	60		61
iStar Financial Inc.		5.850%	3/15/17	770		633

						694

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	755		476	C

Road and Rail	0.1%
Hertz Corp.		8.875%	1/1/14	200		203
Saint Acquisition Corp.		12.500%	5/15/17	120		62	C

						265

Textiles, Apparel and Luxury Goods	0.1%
Levi Strauss and Co.		9.750%	1/15/15	150		150
Oxford Industries Inc.		8.875%	6/1/11	200		199

						349

Thrifts and Mortgage Finance	1.2%
Countrywide Financial Corp.		5.133%	2/28/08	2,000		1,931	E
Countrywide Financial Corp.		4.979%	4/30/08	2,200		2,040	E
Countrywide Financial Corp.		5.076%	6/18/08	300		265	E
Countrywide Home Loans Inc.		5.200%	2/27/08	300		286	E
Residential Capital LLC		7.814%	4/17/09	90		64	E
Residential Capital LLC		7.615%	5/22/09	250		178	E,G
Residential Capital LLC		7.500%	2/22/11	1,480		921
Washington Mutual Inc.		7.250%	11/1/17	860		757

						6,442

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Wireless Telecommunication Services	N.M.
Rural Cellular Corp.		8.124%	6/1/13	$20	$20	E

Total Corporate Bonds and Notes (Cost—$61,828)					58,224

Asset-Backed Securities	5.6%

Fixed Rate Securities	0.4%
ABSC Manufactured Housing Contract 2004-CN1		8.400%	12/2/30	170	144	C
Bombardier Capital Mortgage Securitization Corp. 2000-A A3		7.830%	6/15/30	1,797	1,193
Centex Home Equity 2003-B AF4		3.235%	2/25/32	143	139
Oakwood Mortgage Investors Inc. 1999-D A1		7.840%	11/15/29	325	312
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	390	228	C

					2,016

Indexed SecuritiesE	5.1%
ACE Securities Corp. 2006-GP1A		4.919%	2/25/31	856	823
Asset Backed Securities Corp. Home Equity Loan Trust 2007-HE1 A4		4.929%	12/25/36	1,470	1,227
Bear Stearns Asset-Backed Securities Trust 2006-SD2		4.989%	6/25/36	984	954
Carrington Mortgage Loan Trust 2006-NC4 A2		4.889%	10/25/36	1,450	1,395
Citigroup Mortgage Loan Trust Inc. 2006-SHL1 A1		4.983%	11/25/45	247	225	C
Countrywide Home Equity Loan Trust 2006-B 2A		5.198%	5/15/36	629	555
Fremont Home Loan Trust 2006-B 2A2		4.889%	8/25/36	3,000	2,896
GMAC Mortgage Corp. Loan Trust 2006-HE4 A1		4.859%	12/25/36	2,600	2,585
GSAMP Trust 2006-SEA1 A		5.089%	5/25/36	524	450	C
GSRPM Mortgage Loan Trust 2006-2 A2		5.089%	9/25/36	725	598	C
HSI Asset Securitization Corp. Trust 2007-NC1 A3		4.969%	4/25/37	2,740	2,042
Indymac Seconds Asset Backed Trust A-A		4.919%	6/25/36	1,505	790
IXIS Real Estate Capital Trust 2005-HE4 A3		5.129%	2/25/36	1,300	1,265
Lehman XS Trust 2006-16N A4B		5.029%	11/25/46	829	757
Lehman XS Trust 2006-2N 1A1		5.049%	2/25/46	519	492
Lehman XS Trust 2006-GP3 2A2		5.009%	6/25/46	841	794
Lehman XS Trust 2007-2N 3A1		4.879%	2/25/37	3,283	3,120
MASTR Asset Backed Securities Trust 2006-FRE1 A2		4.909%	12/25/35	1,300	1,280
MASTR Second Lien Trust 2005-1 A		5.059%	9/25/35	827	810
MASTR Specialized Loan Trust 2006-3 A		5.049%	6/25/46	617	587	C
Morgan Stanley Home Equity Loans 2007-1 A3		4.929%	12/25/36	2,720	2,333
Morgan Stanley Mortgage Loan Trust 2006-12XS		4.909%	10/25/36	654	651
Option One Mortgage Loan Trust 2005-1 A4		5.189%	2/25/35	869	811
RAAC 2006-RP4 A		5.079%	1/25/46	927	860	C

					28,300

Stripped Securities	N.M.
First Franklin Mortgage Loan Asset-Backed Certificates 2006-FF5 2A5		0.000%	4/25/36	400	247	H2

Variable Rate Securities	0.1%
GSAMP Trust 2006-S3 A1		6.085%	5/25/36	459	255	B

Total Asset-Backed Securities (Cost—$33,021)					30,818

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Mortgage-Backed Securities	13.4%

Fixed Rate Securities	0.3%
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	$753	$754
BlackRock Capital Finance LP 1997-R1		7.750%	3/25/37	316	79	C
Indymac Manufactured Housing Contract A2-2		6.170%	12/25/11	708	695

					1,528

Indexed SecuritiesE	10.3%
American Home Mortgage Assets 2006-6 A1A		4.979%	12/25/46	698	659
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	969	966
Banc of America Mortgage Securities 2003-F 1A1		7.153%	7/25/33	42	42
Banc of America Mortgage Securities 2003-I 2A5		4.150%	10/25/33	1,342	1,328
Banc of America Mortgage Securities 2004-A 1A1		6.032%	2/25/34	142	144
Banc of America Mortgage Securities 2004-E 2A3		4.111%	6/25/34	828	822
Bear Stearns Adjustable Rate Mortgage Trust 2005-12 23A1		5.736%	2/25/36	3,449	3,430
Bear Stearns Alt-A Trust 2004-10 1A1		5.129%	9/25/34	270	263
Bear Stearns Alt-A Trust 2004-11 1A2		5.209%	11/25/34	189	184
Bear Stearns Alt-A Trust 2005-2 1A1		5.039%	3/25/35	82	82
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		4.949%	12/25/46	1,246	1,183
Citigroup Mortgage Loan Trust Inc. 2005-9 1A1		5.049%	11/25/35	730	719
Countrywide Alternative Loan Trust 2005-24 4A1		5.179%	7/20/35	912	860
Countrywide Alternative Loan Trust 2005-51 2A1		5.249%	11/20/35	532	503
Countrywide Alternative Loan Trust 2005-59 1A1		5.118%	11/20/35	696	651
Countrywide Alternative Loan Trust 2005-76 3A1		5.049%	1/25/46	627	606
Countrywide Alternative Loan Trust 2006-OA1 1A1		5.159%	3/20/46	352	329
Countrywide Alternative Loan Trust 2006-OA10 4A3		5.059%	8/25/46	2,394	1,915
Countrywide Alternative Loan Trust 2006-OA8 1A2		5.019%	7/25/46	755	686
Countrywide Alternative Loan Trust 2006-OA9 1A1		5.149%	7/20/46	1,329	1,201
Countrywide Home Loans 2001-HYB1 1A1		6.780%	6/19/31	40	40
Countrywide Home Loans 2003-60 1A1		4.728%	2/25/34	953	926

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Countrywide Home Loans 2003-HYB1 1A1		4.920%	5/19/33	$94	$94
Countrywide Home Loans 2006-3 1A2		5.119%	3/25/36	650	595
Deutsche Mortgage Securities Inc. 2004-4 7AR2		5.239%	6/25/34	543	534
First Horizon Alternative Mortgage Securities 2005-AA12 1A1		5.937%	2/25/36	631	642
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		5.019%	4/25/36	942	895
GSR Mortgage Loan Trust 2006-0A1 2A2		5.049%	8/25/46	725	663
Harborview Mortgage Loan Trust 2006-13 A		5.145%	11/19/46	794	731
Harborview Mortgage Loan Trust 2006-14 2A1A		5.115%	3/19/38	1,370	1,284
Impac CMB Trust 2004-5 1A1		5.149%	10/25/34	345	345
Impac CMB Trust 2004-6 1A2		5.179%	10/25/34	508	501
Impac CMB Trust 2005-7 A1		5.049%	11/25/35	658	639
Impac Secured Assets Corp. 2004-3 1A4		5.189%	11/25/34	30	30
Impac Secured Assets Corp. 2005-2		5.109%	3/25/36	554	528
IXIS Real Estate Capital Trust 2006-HE2 A1		4.849%	8/25/36	692	688
Lehman XS Trust 2006-GP2 1A1A		4.859%	6/25/46	467	455
Merit Securities Corp. 11PA B2		6.300%	9/28/32	56	52	C
Merrill Lynch Mortgage Investors Trust 2004-A3 4A3		5.029%	5/25/34	1,489	1,453
Residential Accredit Loans Inc. 2007-Q01 A1		4.939%	2/25/37	3,661	3,506
Structured Adjustable Rate Mortgage Loan Trust 2004-7 A1		5.059%	6/25/34	28	28
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.109%	10/25/35	2,111	1,999
Structured Asset Mortgage Investments Inc. 2003-AR2 A1		5.335%	12/19/33	144	143
Structured Asset Mortgage Investments Inc. 2006-AR6		4.979%	7/25/36	2,330	2,135
Structured Asset Mortgage Investments Inc. 2007-AR4 A1		4.989%	9/25/47	2,126	2,087
Structured Asset Securities Corp. 2002-08A 7A1		6.852%	5/25/32	153	153
Structured Asset Securities Corp. 2002-11A 1A1		6.991%	6/25/32	34	34
Structured Asset Securities Corp. 2002-16A 1A1		7.678%	8/25/32	304	303
Structured Asset Securities Corp. 2002-18A 1A1		7.706%	9/25/32	34	34
Structured Asset Securities Corp. 2004-NP1 A		5.189%	9/25/33	331	324	C
Thornburg Mortgage Securities Trust 2004-1 I2A		5.239%	3/25/44	62	62
Thornburg Mortgage Securities Trust 2005-3 A1		5.019%	10/25/45	199	199
Thornburg Mortgage Securities Trust 2005-3 A4		5.059%	10/25/45	743	741
Thornburg Mortgage Securities Trust 2006-1		4.959%	1/25/46	953	921
WaMu Mortgage Pass-Through Certificates 2006-AR11 3A1A		5.783%	9/25/46	3,171	3,063
WaMu Mortgage Pass-Through Certificates 2006-AR2 A1A		5.803%	4/25/46	5,145	4,926

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
WaMu Mortgage Pass-Through Certificates 2006-AR3 A1A		5.833%	5/25/46	$4,107	$3,853
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		5.758%	6/25/46	2,184	2,114
WaMu Mortgage Pass-Through Certificates 2006-AR6 2A		5.823%	8/25/46	2,931	2,836

					57,129

Variable Rate SecuritiesD	2.8%
Adjustable Rate Mortgage Trust 2004-1 4A1		5.552%	1/25/35	5,247	5,168
Bear Stearns Adjustable Rate Mortgage Trust 2004-12 1A1		4.178%	2/25/35	273	269
Bear Stearns Alt-A Trust 2003-5 2A1		4.998%	12/25/33	934	930
BlackRock Capital Finance LP 1996-R1		9.555%	9/25/26	438	219	I
Morgan Stanley Mortgage Loan Trust 2004-6AR		6.116%	8/25/34	154	155
Morgan Stanley Mortgage Loan Trust 2006-3AR 2A3		5.594%	3/25/36	744	741
Sequoia Mortgage Trust 2007-4 4A1		6.046%	7/20/47	1,899	1,872
Structured Adjustable Rate Mortgage Loan Trust 2004-17 A1		6.106%	11/25/34	82	84
Structured Adjustable Rate Mortgage Loan Trust 2004-4 3A2		4.590%	9/25/37	1,316	1,312
Thornburg Mortgage Securities Trust 2007-4 2A1		6.231%	11/25/17	2,020	2,027
Thornburg Mortgage Securities Trust 2007-4 3A1		6.220%	9/25/37	1,872	1,856
Wells Fargo Mortgage-Backed Securities Trust 2005-AR9 4A1		4.304%	5/25/35	825	826

					15,459

Total Mortgage-Backed Securities (Cost—$76,334)					74,116

Loan Participations and AssignmentsE	9.4%

Aerospace and Defense	0.3%
Dubai Aerospace Enterprise, Bridge Loan		8.600% to 9.080%	1/31/08	1,000	998
TransDigm Inc., Term Loan, Tranche B		6.858%	3/31/08	1,000	973

					1,971

Airlines	0.2%
Delta Air Lines Inc., Second Lien Term Loan		8.082%	4/28/08	998	947

Auto Components	0.2%
Allison Transmission Inc., Term Loan, Tranche B		7.900% to 8.000%	3/10/08	1,000	933

Automobiles	0.2%
Chrysler Financial Services NA LLC, First Lien Term Loan		9.000%	3/17/08	998	957

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Chemicals	0.1%
Georgia Gulf Corp., Term Loan		7.752% to 8.750%	3/31/08	$538	$516

Commercial Services and Supplies	0.4%
Aramark Corp., Letter of Credit		7.198%	1/2/08	148	141
Aramark Corp., Term Loan, Tranche B		6.705%	3/31/08	2,073	1,968

					2,109

Communications Equipment	0.2%
Telesat Canada, Delayed Draw Term Loan		8.000%	3/17/08	921	898

Computers and Peripherals	0.3%
CCG, Term Loan, Tranche B		6.845%	1/31/08	893	870
SunGard Data Systems Inc., Term Loan, Tranche B		6.898%	2/8/08	990	955

					1,825

Containers and Packaging	0.3%
Amscan Holdings Inc., Term Loan, Tranche B		7.250% to 8.500%	3/31/08	995	918
Graham Packaging Co. LP, Term Loan, Tranche B		7.125% to 7.750%	3/31/08	995	954

					1,872

Distributors	0.2%
Keystone Automotive Industries Inc., Term Loan, Tranche B		8.394% to 8.725%	1/31/08	995	901

Diversified Consumer Services	0.2%
Thomson Medical Education, First Lien Term Loan		7.580% to 7.600%	3/31/08	1,000	965

Electric Utilities	0.2%
TXU, Term Loan		8.396%	2/11/08	1,250	1,227

Energy Equipment and Services	0.2%
Brand Energy, Term Loan, Tranche B		7.063% to 7.313%	3/31/08	1,000	943

Health Care Providers and Services	1.1%
Community Health Systems Inc., Term Loan, Tranche B		7.331%	2/29/08	2,307	2,217
Davita Inc., Term Loan, Tranche B1		6.350% to 6.740%	2/25/08	1,000	961
HCA Inc., Term Loan, Tranche B		7.080%	3/31/08	993	955
IASIS Healthcare Corp., Term Loan		6.830% to 7.065%	3/31/08	998	943
Sheridan Healthcare Inc., Term Loan, Tranche B		7.330% to 7.724%	3/31/08	998	929

					6,005

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Hotels, Restaurants and Leisure	0.5%
Las Vegas Sands LLC		6.580%	3/31/08	$798	$747
Quiznos LLC, First Lien Term Loan		7.450%	1/2/08	990	926
Wimar Opco LLC, Term Loan, Tranche B		10.500%	3/31/08	948	943

					2,616

Independent Power Producers and Energy Traders	0.2%
NRG Energy Inc., Term Loan		6.580%	3/31/08	1,499	1,428

IT Services	0.6%
First Data Corp., Term Loan, Tranche B2		7.580% to 7.634%	3/31/08	3,370	3,201

Machinery	0.3%
Nacco Materials Handling Group, Term Loan		6.738% to 6.869%	5/15/08	992	950
Oshkosh Truck Corp., Term Loan, Tranche B		6.900%	3/6/08	988	947

					1,897

Media	1.8%
Cedar Fair LP, Term Loan, Tranche B		6.845%	1/31/08	988	934
Charter Communications Operating LLC, Term Loan		6.990%	1/30/08	1,000	933
Citadel Communication Group, Term Loan, Tranche B		6.455% to 6.475%	3/28/08	1,000	904
CSC Holdings Inc., Incremental Term Loan		6.896%	3/11/08	987	932
Idearc Inc., Term Loan, Tranche B		6.830%	3/31/08	993	944
Insight Midwest Holdings LLC, Term Loan, Tranche B		7.000%	1/2/08	1,000	964

Lodgenet Entertainment Corp., Term Loan, Tranche B		6.830%	3/31/08	998	959
Nielsen Finance LLC, Term Loan, Tranche B		7.146% to 7.493%	2/11/08	988	935
Tribune Co., Tranche B		7.910%	3/20/08	998	846
Univision Communications, Term Loan, Tranche B		7.095% to 7.210%	1/31/08	966	880
UPC Broadband Holding, Term Loan, Tranche N1		7.130%	1/2/08	1,000	945

					10,176

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Metals and Mining	0.2%
Noranda Aluminum Acquisition Corp., Term Loan		6.910%	2/19/08	$997	$958

Multiline Retail	0.3%
Dollar General Corp., Term Loan, Tranche B		7.710%	1/31/08	1,000	915
Neiman Marcus Group Inc., Term Loan		6.900% to 7.002%	3/6/08	1,000	961

					1,876

Oil, Gas and Consumable Fuels	0.3%
Alpha Natural Resources, Term Loan, Tranche B		6.948%	1/2/08	992	973
Ashmore Energy, Term Loan		8.198%	1/2/08	1,000	953

					1,926

Paper and Forest Products	0.2%
Georgia-Pacific Corp., First Lien Term Loan		6.580% to 6.896%	3/31/08	987	940

Personal Products	0.2%
Bausch and Lomb Inc., Term Loan, Tranche B		8.080%	3/31/08	1,000	995

Road and Rail	0.1%
Swift Transportation, Term Loan		7.938%	2/1/08	884	722

Semiconductors and Semiconductor Equipment	0.3%
Freescale Semiconductor, Term Loan, Tranche B		6.975%	1/2/08	990	915
Sensata Technologies, Term Loan, Tranche B		6.638% to 6.761%	1/29/08	988	936

					1,851

Specialty Retail	0.2%
Michaels Stores Inc., Term Loan B		7.188% to 7.625%	2/11/08	995	912

Wireless Telecommunication Services	0.1%
ALLTEL Corp., Term Loan, Tranche B3		7.778%	1/17/08	500	481

Total Loan Participations and Assignments (Cost—$54,165)					52,048

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
U.S. Government and Agency Obligations	3.0%
Treasury Inflation-Protected SecuritiesJ	3.0%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	$1,086	$1,082
United States Treasury Inflation-Protected Security		2.000%	1/15/16	3,579	3,673
United States Treasury Inflation-Protected Security		2.500%	7/15/16	4,086	4,358
United States Treasury Inflation-Protected Security		2.375%	1/15/17	4,330	4,570
United States Treasury Inflation-Protected Security		2.375%	1/15/27	2,580	2,728

Total U.S. Government and Agency Obligations (Cost—$15,275)					16,411

U.S. Government Agency Mortgage-Backed Securities	40.4%
Fixed Rate Securities	23.7%
Fannie Mae		6.000%	11/1/37	3,790	3,849
Fannie Mae		5.000%	12/1/37	83,220	81,192	K
Fannie Mae		5.500%	12/1/37	11,800	11,785	K
Freddie Mac		5.500%	12/1/37 to 1/1/38	30,500	30,439
Freddie Mac		6.000%	12/1/37	4,000	4,059

					131,324

Indexed SecuritiesE	16.7%
Fannie Mae		5.878%	3/1/36	5,301	5,377
Fannie Mae		5.853%	6/1/36	1,741	1,759
Fannie Mae		5.810%	9/1/36	22,863	23,185
Fannie Mae		5.590%	12/1/36	1,380	1,398
Fannie Mae		6.433%	1/1/37	4,897	5,036

Fannie Mae		5.706%	4/1/37	5,562	5,650
Fannie Mae		5.872%	4/1/37	3,546	3,620
Fannie Mae		6.218%	4/1/37	4,412	4,525
Freddie Mac		5.510%	1/1/36	2,841	2,850
Freddie Mac		5.976%	6/1/36	1,766	1,795
Freddie Mac		5.746%	7/1/36	8,172	8,284
Freddie Mac		6.485%	9/1/36	638	657
Freddie Mac		6.143%	12/1/36	4,658	4,766
Freddie Mac		5.598%	1/1/37	1,065	1,080
Freddie Mac		5.885%	2/1/37	1,052	1,071
Freddie Mac		5.811%	5/1/37	1,117	1,135
Freddie Mac		5.896%	5/1/37	3,219	3,268
Freddie Mac		5.960%	5/1/37	472	480
Freddie Mac		6.041%	5/1/37	8,447	8,592

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Freddie Mac		5.796%	6/1/37	$570	$579
Freddie Mac		6.220%	9/1/37	6,923	7,035

					92,142

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$222,679)					223,466

Yankee BondsL	3.1%
Commercial Banks	2.4%
Barclays Capital		6.060%	3/20/08	700	690	C,E
Glitnir Banki Hf		6.375%	9/25/12	680	667	C
Glitnir Banki Hf		6.693%	6/15/16	1,810	1,823	B,C
Glitnir Banki Hf		7.451%	9/14/49	100	92	B,C
HBOS Capital Funding LP		6.071%	6/30/49	230	215	B,C
HSBK Europe BV		7.250%	5/3/17	1,480	1,288	C
ICICI Bank Ltd.		6.375%	4/30/22	1,422	1,287	B,C
ICICI Bank Ltd.		6.375%	4/30/22	160	138	B,C
Kaupthing Bank Hf		7.125%	5/19/16	240	220	C
Landsbanki Islands Hf		6.100%	8/25/11	2,190	2,158	C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	300	255	B,C
TuranAlem Finance BV		8.250%	1/22/37	1,330	1,137	C
TuranAlem Finance BV		8.250%	1/22/37	500	426	C
VTB Capital SA for Vneshtorgbank		5.494%	8/1/08	2,651	2,625	C,E

					13,021

Diversified Financial Services	0.3%
TNK-BP Finance SA		7.500%	7/18/16	781	756	C
TNK-BP Finance SA		7.500%	7/18/16	550	533	C
TNK-BP Finance SA		6.625%	3/20/17	200	182	C
TNK-BP Finance SA		6.625%	3/20/17	342	312	C

					1,783

Diversified Telecommunication Services	N.M.
Intelsat Bermuda Ltd.		9.250%	6/15/16	250	251

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	250	253

Metals and Mining	0.3%
Vale Overseas Ltd.		8.250%	1/17/34	60	70
Vale Overseas Ltd.		6.875%	11/21/36	1,546	1,564

					1,634

Wireless Telecommunication Services	N.M.
Vodafone Group PLC		5.000%	9/15/15	100	96

Total Yankee Bonds (Cost—$18,031)					17,038

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Foreign Government Obligations	2.4%
Commonwealth of Australia		4.000%	8/20/20	1,730	AUD	2,321	M
Federative Republic of Brazil		10.000%	1/1/10	—	N BRL	1
Federative Republic of Brazil		10.000%	7/1/10	4	BRL	2,351
Federative Republic of Brazil		6.000%	5/15/15	1	BRL	510	M
Federative Republic of Brazil		6.000%	5/15/45	1	BRL	525	M
Government of Indonesia		10.250%	7/15/27	10,665,000	IDR	1,090
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	15,000	SEK	3,435	M
Republic of Argentina		2.000%	1/3/10	915	ARS	426	M
Turkey Government Bond		14.000%	9/26/12	1,900	TRY	1,570
United Kingdom Treasury Gilt		1.250%	11/22/55	363	GBP	901	M

Total Foreign Government Obligations (Cost—$12,687)						13,130

Preferred Stocks	N.M.
Fannie Mae		7.000%		2		87	E

Total Preferred Stocks (Cost—$101)						87

Total Long-Term Securities (Cost—$494,121)						485,338

Short-Term Securities	28.4%
U.S. Government and Agency Obligations	0.1%
Fannie Mae		0.000%	3/17/08	725		719	O,P

Yankee Bonds	1.0%
Royal Bank of Scotland Group PLC		5.050%	1/7/08	5,500		5,495

Corporate Bonds and Notes	10.0%
Abbey National PLC		4.940%	1/14/08	5,500		5,491
Bear Stearns Co.		1.000%	1/7/08	5,500		5,495
BNP Paribas Inc.		5.190%	1/8/08	5,500		5,495
Calyon North America Inc.		5.060%	1/10/08	5,500		5,493
Dexia Delaware LLC		5.070%	1/7/08	5,500		5,495
Governor and Co. Bank		5.140%	1/10/08	5,500		5,493
Merrill Lynch and Co. Inc.		4.780%	1/7/08	5,500		5,495
Natexis Banques Populaires U.S.		5.145%	1/14/08	5,500		5,490
Nordea North America Inc.		4.940%	1/7/08	5,500		5,495
UBS Finance Delaware LLC		1.000%	1/10/08	5,500		5,493

						54,935

Foreign Government Obligations	1.4%
Bank Negara Malaysia Monetary Notes		0.000%	1/17/08	2,933	MYR	885	O
Bank Negara Malaysia Monetary Notes		0.000%	3/13/08	49	MYR	15	O
Bank Negara Malaysia Monetary Notes		0.000%	4/10/08	629	MYR	187	O
Bank Negara Malaysia Monetary Notes		0.000%	4/22/08	3,414	MYR	1,017	O
Bank Negara Malaysia Monetary Notes		0.000%	5/8/08	114	MYR	34	O
Egypt Treasury Bills		0.000%	1/15/08	13,500	EGP	2,439	O

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Egypt Treasury Bills		0.000%	2/18/08	850	EGP	152	O
Egypt Treasury Bills		0.000%	3/25/08	850	EGP	152	O
Egypt Treasury Bills		0.000%	4/1/08	425	EGP	76	O
Egypt Treasury Bills		0.000%	10/28/08	4,175	EGP	713	O
Egypt Treasury Bills		0.000%	11/11/08	10,350	EGP	1,757	O
Egypt Treasury Bills		0.000%	11/11/08	925	EGP	157	O

						7,584

Options PurchasedQ	1.3%
Euribor Call, March 2008, Strike Price $94.375				385	R	1,541
Eurodollar Futures Call, March 2008, Strike Price $94.00				1,198	R	5,286
Eurodollar Futures Call, March 2008, Strike Price $94.25				100	R	379
Eurodollar Futures Put, June 2008, Strike Price $93.75				202	R	1

Eurodollar Futures Put, June 2008, Strike Price $94.00				$205	R	$1
Eurodollar Futures Put, March 2008, Strike Price $94.00				94	R	1

						7,209

Repurchase Agreement	14.6%
Lehman Brothers Inc. 4.15%, dated 12/31/07, to be repurchased at $80,892 on 1/2/08 (Collateral: $76,740 Freddie Mac notes, 5.75%, due 6/27/16, value $82,490)				80,873		80,873

Total Short-Term Securities (Cost—$154,668)						156,815
Total Investments (Cost—$648,789)S	116.2%					642,153
Other Assets Less Liabilities	(16.2)%					(89,599)

Net Assets	100.0%					$552,554

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedQ
Euribor Futures	June 2008	70	$(23)
Eurodollar Futures	March 2008	333	373
Eurodollar Futures	June 2008	558	720
German Republic Bond Futures	March 2008	44	(147)
German Republic Bond Futures	March 2008	80	(155)
U.S. Treasury Bond Futures	March 2008	114	(136)
U.S. Treasury Note Futures	March 2008	471	145

			$777

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts WrittenQ
Eurodollar Futures	December 2008	249	$(586)
Eurodollar Futures	June 2009	57	(183)
U.S. Treasury Note Futures	March 2008	244	37
U.S. Treasury Note Futures	March 2008	5	(3)

			$(735)

Options WrittenQ
Barclays Swaption Put, Strike Price $1.60	January 2008	3,600,000	17
Barclays Swaption Put, Strike Price $1.80	January 2008	2,900,000	8
Eurodollar Futures Call, Strike Price $95.50	March 2008	12	(2)
Eurodollar Futures Put, Strike Price $95.25	March 2008	210	108
Eurodollar Futures Put, Strike Price $95.50	March 2008	43	22
U.S. Treasury Note Futures Call, March 2008, Strike Price $114.50	February 2008	65	(11)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	66	57
U.S. Treasury Note Futures Put, Strike Price $109.50	February 2008	36	26
U.S. Treasury Note Futures Put, Strike Price $110.50	February 2008	65	21

			$246

COUNTERPARTY	SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN
		RECEIVE		DELIVER
JPMorgan Chase Bank	3/17/2008	INR	9,941	USD	252	$(1)
Citibank NA	2/12/2008	JPY	173,093	USD	1,528	28
Credit Suisse First Boston (London)	2/12/2008	JPY	380,220	USD	3,366	54
Citibank NA	2/12/2008	USD	1,194	CAD	1,150	28
Citibank NA	2/12/2008	USD	5,285	EUR	3,707	(137)
Citibank NA	2/12/2008	USD	10,171	GBP	4,979	271
Credit Suisse First Boston (London)	2/12/2008	USD	1,557	GBP	768	31

						$274

N.M.—Not Meaningful.

A	Convertible Security—Security may be converted into the issuer’s common stock.
B

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 5.47% of net assets.

D	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

E

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2007.

F	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
G	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
H

Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

K	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
L	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
M

Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

N	Amount less than 50.
O	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
P	All or a portion of this security is collateral to cover futures and options contracts written.
Q	Options and futures are described in more detail in the notes to financial statements.
R	Par represents actual number of contracts.
S

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,396
Gross unrealized depreciation	$(13,032)

Net unrealized depreciation	$(6,636)

†	Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

ARS—Argentine Peso

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EGP—Egyptian Pound

EUR—Euro

GBP—British Pound

IDR—Indonesian Rupiah

INR—Indian Rupee

Portfolio of Investments—Continued

Western Asset Absolute Return Portfolio—Continued

JPY—Japanese Yen

MYR—Malaysian Ringgit

RUB—Russian Ruble

SEK—Swedish Krona

TRY—Turkish Lira

USD—United States Dollar

Portfolio of Investments

Western Asset Core Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	116.0%

Corporate Bonds and Notes	18.1%
Aerospace and Defense	N.M.
United Technologies Corp.		5.400%	5/1/35	$1,460	$1,357

Airlines	0.9%
Continental Airlines Inc.		6.900%	1/2/18	440	447
Continental Airlines Inc.		6.545%	2/2/19	2,702	2,715
Delta Air Lines Inc.		7.379%	5/18/10	4,466	4,488
Delta Air Lines Inc.		7.570%	11/18/10	12,026	12,146
Delta Air Lines Inc.		7.111%	9/18/11	15,600	15,600
Delta Air Lines Inc.		6.821%	8/10/22	7,300	7,227	A
Northwest Airlines Corp.		7.575%	3/1/19	6,100	6,100
Southwest Airlines Co.		5.125%	3/1/17	2,640	2,536	B
US Airways Pass-Through Trust		6.850%	1/30/18	10,091	10,091

					61,350

Automobiles	0.2%
DaimlerChrysler NA Holding Corp.		4.050%	6/4/08	1,530	1,524
DaimlerChrysler NA Holding Corp.		7.200%	9/1/09	1,240	1,279
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	700	710
Ford Motor Co.		7.450%	7/16/31	13,410	9,957	B

					13,470

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	3,320	3,616
Masco Corp.		6.125%	10/3/16	4,120	4,064

					7,680

Capital Markets	2.6%
Goldman Sachs Capital II		5.793%	12/29/49	770	685	C
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	1,300	1,159	C
Lehman Brothers Holdings Inc.		5.260%	4/2/08	50,000	49,861	D
Lehman Brothers Holdings Inc.		6.200%	9/26/14	4,370	4,451
Lehman Brothers Holdings Inc.		6.691%	9/15/22	42,560	42,438	D
Merrill Lynch and Co. Inc.		5.091%	6/16/08	31,040	30,960	D
Merrill Lynch and Co. Inc.		6.110%	1/29/37	3,510	3,100
Morgan Stanley		5.334%	1/18/08	8,000	7,998	D
Morgan Stanley		4.750%	4/1/14	3,070	2,876
Morgan Stanley		5.659%	10/18/16	4,040	3,769	D
The Bear Stearns Cos. Inc.		5.550%	1/22/17	7,855	7,040	B
The Bear Stearns Cos. Inc.		6.400%	10/2/17	17,120	16,541
The Goldman Sachs Group Inc.		5.625%	1/15/17	9,935	9,702

					180,580

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Commercial Banks	0.7%
Bank One Corp.		7.875%	8/1/10	$4,500	$4,854
Bank One Corp.		5.900%	11/15/11	2,000	2,077
HBOS Treasury Services PLC		5.250%	2/21/17	2,500	2,548	A
Rabobank Capital Funding Trust II		5.260%	12/31/49	470	438	A,C
Rabobank Capital Funding Trust III		5.254%	12/31/49	3,030	2,712	A,C
SunTrust Capital VIII		6.100%	12/15/36	14,970	12,458	C
Wachovia Capital Trust III		5.800%	3/15/49	6,130	5,477	C
Wachovia Corp.		5.750%	6/15/17	16,100	16,002	B
Wells Fargo Capital X		5.950%	12/15/36	1,890	1,764

					48,330

Commercial Services and Supplies	0.3%
PHH Corp.		7.125%	3/1/13	5,010	5,148
Waste Management Inc.		6.875%	5/15/09	2,000	2,053
Waste Management Inc.		6.375%	11/15/12	2,530	2,675
Waste Management Inc.		5.000%	3/15/14	3,440	3,389	B
Waste Management Inc.		7.125%	12/15/17	6,000	6,580

					19,845

Communications Equipment	0.1%
Motorola Inc.		8.000%	11/1/11	5,600	6,037

Consumer Finance	2.0%
American Express Co.		6.800%	9/1/66	4,460	4,522	C
American General Finance Corp.		6.900%	12/15/17	4,070	4,074
Capital One Financial Corp.		6.150%	9/1/16	3,170	2,813
Ford Motor Credit Co.		6.625%	6/16/08	8,900	8,770
Ford Motor Credit Co.		7.375%	10/28/09	50,175	47,227
Ford Motor Credit Co.		7.875%	6/15/10	6,310	5,822
Ford Motor Credit Co.		7.375%	2/1/11	6,435	5,763
Ford Motor Credit Co.		7.250%	10/25/11	5,910	5,119
GMAC LLC		5.625%	5/15/09	9,550	9,010
GMAC LLC		7.750%	1/19/10	5,355	4,995
GMAC LLC		7.250%	3/2/11	820	719
GMAC LLC		0.000%	6/15/15	220	97	E
SLM Corp.		3.880%	4/1/09	8,960	8,288	F
SLM Corp.		5.625%	8/1/33	42,895	33,155	B

					140,374

Diversified Financial Services	1.5%
Air 2 US		8.027%	10/1/19	11,012	11,067	A
BAC Capital Trust XIV		5.630%	12/31/49	500	444	C
Dryden Investor Trust		7.157%	7/23/08	4,368	4,375	A,G
General Electric Capital Corp.		6.375%	11/15/67	22,960	23,706	C
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	12,080	11,397	A,C
HSBC Finance Corp.		8.000%	7/15/10	690	735

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
HSBC Finance Corp.		7.000%	5/15/12	$700	$733
HSBC Finance Corp.		6.375%	11/27/12	440	453
ILFC E-Capital Trust II		6.250%	12/21/65	4,160	3,976	A,C
J.P. Morgan and Co. Inc.		7.214%	2/15/12	2,000	2,061	D
JPMorgan Chase and Co.		5.750%	1/2/13	3,770	3,842
SB Treasury Co. LLC		9.400%	12/29/49	2,930	2,988	A,C
Sigma Finance Inc.		8.500%	8/11/16	17,200	16,255	A,H
Sigma Finance Inc.		8.000%	6/22/17	19,210	17,556	A,H
TNK-BP Finance SA		7.875%	3/13/18	6,420	6,340	A
Unilever Capital Corp.		7.125%	11/1/10	1,730	1,855

					107,783

Diversified Telecommunication Services	0.2%
AT&T Inc.		5.100%	9/15/14	4,960	4,909
BellSouth Corp.		4.750%	11/15/12	440	435
BellSouth Corp.		5.200%	9/15/14	4,270	4,261
CenturyTel Inc.		6.000%	4/1/17	4,120	4,139
Verizon Global Funding Corp.		7.250%	12/1/10	2,220	2,380
Verizon Global Funding Corp.		7.375%	9/1/12	5	5	B

					16,129

Electric Utilities	0.3%
Exelon Corp.		5.625%	6/15/35	345	308	B
FirstEnergy Corp.		6.450%	11/15/11	290	299
FirstEnergy Corp.		7.375%	11/15/31	10,610	11,642
Pacific Gas and Electric Co.		6.050%	3/1/34	940	938
Pacific Gas and Electric Co.		5.800%	3/1/37	7,330	7,068	B
Progress Energy Inc.		7.100%	3/1/11	1,488	1,584
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	630	615
The Detroit Edison Co.		6.125%	10/1/10	920	954

					23,408

Food and Staples Retailing	0.7%
CVS Lease Pass-Through Trust		6.036%	12/10/28	35,809	34,382	A
Wal-Mart Stores Inc.		5.800%	2/15/18	16,920	17,468

					51,850

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	3,580	3,535
H.J. Heinz Co.		6.428%	12/1/08	6,650	6,770	A
Sara Lee Corp.		6.250%	9/15/11	5,500	5,713

					16,018

Gas Utilities	0.1%
Southern Natural Gas Co.		8.000%	3/1/32	7,390	8,233

Health Care Providers and Services	0.9%
AmerisourceBergen Corp.		5.625%	9/15/12	3,520	3,570

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
AmerisourceBergen Corp.		5.875%	9/15/15	$3,050	$2,992
Cardinal Health Inc.		6.300%	10/15/16	3,530	3,618	A
Cardinal Health Inc.		5.850%	12/15/17	12,985	13,004
HCA Inc.		5.750%	3/15/14	35,430	29,407
Tenet Healthcare Corp.		6.375%	12/1/11	2,500	2,275	B
Tenet Healthcare Corp.		7.375%	2/1/13	6,584	5,761
WellPoint Inc.		5.875%	6/15/17	900	906

					61,533

Hotels, Restaurants and Leisure	0.1%
Marriott International Inc.		5.810%	11/10/15	4,400	4,455
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	3,050	3,241

					7,696

Household Durables	0.1%
Pulte Homes Inc.		8.125%	3/1/11	3,480	3,371

Independent Power Producers and Energy Traders	0.1%
TXU Corp.		6.500%	11/15/24	1,090	795
TXU Corp.		6.550%	11/15/34	9,930	7,186

					7,981

Insurance	1.4%
American International Group Inc.		5.850%	1/16/18	2,370	2,386
American International Group Inc.		6.250%	3/15/37	12,690	11,350
ASIF Global Financing XIX		4.900%	1/17/13	1,210	1,184	A
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	3,070	3,067	B
MetLife Inc.		6.400%	12/15/36	46,870	42,956
The Travelers Cos. Inc.		6.250%	3/15/37	37,460	35,129	C

					96,072

IT Services	0.1%
Electronic Data Systems Corp.		7.125%	10/15/09	7,685	7,933

Leisure Equipment and Products	0.7%
Eastman Kodak Co.		3.625%	5/15/08	17,500	17,238
Eastman Kodak Co.		7.250%	11/15/13	34,680	34,680

					51,918

Media	0.9%
CBS Corp.		7.625%	1/15/16	2,750	2,986
Clear Channel Communications Inc.		4.625%	1/15/08	1,430	1,429
Clear Channel Communications Inc.		4.250%	5/15/09	2,130	2,022
Clear Channel Communications Inc.		6.250%	3/15/11	5,580	5,050	B
Clear Channel Communications Inc.		5.500%	9/15/14	790	602
Comcast Corp.		6.500%	1/15/15	1,200	1,253
Comcast Corp.		6.500%	1/15/17	1,500	1,564

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Comcast Corp.		6.950%	8/15/37	$3,130	$3,378
Comcast MO of Delaware Inc.		9.000%	9/1/08	2,200	2,241
Cox Communications Inc.		7.875%	8/15/09	9,640	10,086
Liberty Media LLC		7.875%	7/15/09	9,000	9,137
Liberty Media LLC		3.750%	2/15/30	290	163	I
News America Inc.		6.200%	12/15/34	105	104
News America Inc.		6.650%	11/15/37	700	722	A
Time Warner Inc.		6.875%	5/1/12	8,270	8,708
Time Warner Inc.		6.950%	1/15/28	2,000	2,041	B
Time Warner Inc.		7.625%	4/15/31	350	387
Viacom Inc.		5.750%	4/30/11	8,580	8,688
Viacom Inc.		6.250%	4/30/16	3,400	3,421

					63,982

Multi-Utilities	0.2%
Dominion Resources Inc.		4.125%	2/15/08	10,850	10,836
Dominion Resources Inc.		5.125%	12/15/09	50	50
Dominion Resources Inc.		4.750%	12/15/10	570	571
Dominion Resources Inc.		5.700%	9/17/12	2,050	2,105

					13,562

Multiline Retail	0.1%
Nordstrom Inc.		6.250%	1/15/18	3,200	3,276
Target Corp.		4.000%	6/15/13	4,445	4,176	B

					7,452

Oil, Gas and Consumable Fuels	1.8%
Anadarko Petroleum Corp.		5.391%	9/15/09	12,340	12,149	D
Anadarko Petroleum Corp.		6.450%	9/15/36	10,010	10,193
Conoco Inc.		6.950%	4/15/29	2,780	3,175
El Paso Natural Gas Co.		8.375%	6/15/32	3,610	4,229
Hess Corp.		7.875%	10/1/29	2,940	3,480
Hess Corp.		7.300%	8/15/31	9,595	10,778	B
Kerr-McGee Corp.		6.875%	9/15/11	17,000	18,093
Kerr-McGee Corp.		6.950%	7/1/24	650	694
Kinder Morgan Energy Partners LP		7.125%	3/15/12	4,650	4,970	B
Kinder Morgan Energy Partners LP		5.000%	12/15/13	3,180	3,085
Kinder Morgan Energy Partners LP		6.000%	2/1/17	990	990
Kinder Morgan Energy Partners LP		6.950%	1/15/38	410	430
Pemex Project Funding Master Trust		6.625%	6/15/35	17,313	18,248	B
Pemex Project Funding Master Trust		6.625%	6/15/35	410	432	A
Sonat Inc.		7.625%	7/15/11	5,000	5,112
Tennessee Gas Pipeline Co.		8.375%	6/15/32	1,110	1,286
Texaco Capital Inc.		5.500%	1/15/09	1,000	1,005	B
The Williams Cos. Inc.		8.125%	3/15/12	3,240	3,528	B
The Williams Cos. Inc.		7.500%	1/15/31	7,262	7,807

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
The Williams Cos. Inc.		8.750%	3/15/32	$3,240	$3,961
XTO Energy Inc.		7.500%	4/15/12	10,379	11,346

					124,991

Paper and Forest Products	N.M.
Weyerhaeuser Co.		6.750%	3/15/12	2,775	2,914

Pharmaceuticals	0.1%
Wyeth		5.950%	4/1/37	9,750	9,776

Real Estate Investment Trusts	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	3,550	3,613

Specialty Retail	0.3%
Autozone Inc.		6.950%	6/15/16	5,620	5,996
Home Depot Inc.		4.625%	8/15/10	1,380	1,371
Home Depot Inc.		5.250%	12/16/13	2,740	2,665
Home Depot Inc.		5.400%	3/1/16	4,250	4,027
Limited Brands Inc.		6.125%	12/1/12	9,420	9,215

					23,274

Thrifts and Mortgage Finance	1.1%
Countrywide Financial Corp.		5.104%	3/24/09	3,000	2,311	D
Countrywide Financial Corp.		6.250%	5/15/16	18,400	10,590	B
Residential Capital LLC		7.625%	11/21/08	8,180	6,503	H
Residential Capital LLC		6.598%	4/17/09	1,280	909	D
Residential Capital LLC		7.615%	5/22/09	3,550	2,520	D,F
Residential Capital LLC		7.500%	2/22/11	19,580	12,189	F
Residential Capital LLC		8.000%	6/1/12	880	541	F
Washington Mutual Inc.		4.625%	4/1/14	33,065	25,834
Washington Mutual Inc.		7.250%	11/1/17	14,090	12,410

					73,807

Tobacco	0.1%
Altria Group Inc.		7.000%	11/4/13	1,115	1,247
Altria Group Inc.		7.750%	1/15/27	2,500	3,221	B
Reynolds American Inc.		7.875%	5/15/09	3,240	3,358	B

					7,826

Wireless Telecommunication Services	0.1%
Sprint Capital Corp.		8.375%	3/15/12	7,935	8,594
Sprint Capital Corp.		6.900%	5/1/19	230	228
Sprint Capital Corp.		8.750%	3/15/32	1,050	1,184

					10,006

Total Corporate Bonds and Notes (Cost—$1,329,169)					1,280,151

Asset-Backed Securities	4.7%

Fixed Rate Securities	0.6%

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Conseco Finance Securitizations Corp. 2000-5		7.960%	2/1/32	$4,700	$3,902
Drive Auto Receivables Trust 2006-2 A3		5.330%	4/15/14	25,360	25,510	A
E-Trade RV and Marine Trust A3-1		3.620%	10/8/18	289	283
Equity One ABS Inc. 2003-3		4.995%	12/25/33	4,008	3,867
Green Tree Financial Corp. 1996-5		8.100%	7/15/26	546	103
Patrons’ Legacy 2003-IV		5.775%	12/23/63	5,800	5,864	A

					39,529

Indexed SecuritiesD	4.1%
Asset-Backed Funding Certificates 2002-SB1		5.295%	12/25/30	1,485	1,450
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		6.039%	8/25/37	11,907	11,626
Brazos Higher Education Authority Inc. 2005-1		5.233%	9/26/16	11,137	11,152
CDC Mortgage Capital Trust 2002-HE1		5.099%	1/25/33	538	524
CIT Group Home Equity Loan Trust 2002-1		5.079%	3/25/33	393	370
Countrywide Asset-Backed Certificates 2003-BC3		5.409%	9/25/33	467	461
Fleet Home Equity Loan Trust 2003-1		4.990%	1/20/33	2,524	2,393
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		5.539%	2/25/31	60,166	57,952	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		5.133%	2/25/36	33,957	31,330
GSAMP Trust 2006-S4		4.879%	5/25/36	3,021	2,434
Lehman XS Trust 2005-5N		5.089%	11/25/35	9,042	8,618
Lehman XS Trust 2006-2N 1A1		5.049%	2/25/46	16,344	15,506
Lehman XS Trust 2006-GP4		4.859%	8/25/46	3,131	3,073
Long Beach Mortgage Loan Trust 2000-1		5.288%	1/21/31	237	226
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		5.239%	2/25/47	59,538	53,175
MSDWCC Heloc Trust 2005-1		4.979%	7/25/17	1,401	1,344
Provident Bank Home Equity Loan Trust 1999-3		5.569%	1/25/31	735	716
Residential Asset Mortgage Products Inc. 2003-RS2		5.129%	3/25/33	183	165
Residential Asset Securities Corp. 2001-KS2		5.249%	6/25/31	315	310
Residential Asset Securities Corp. 2001-KS3 AII		5.249%	9/25/31	117	116
SACO I Trust 2005-10 1A		5.049%	6/25/36	2,276	2,100
SACO I Trust 2005-8 A1		5.069%	11/25/20	1,752	1,712
SACO I Trust 2006-1 A		4.959%	9/25/35	2,070	1,825
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		5.019%	2/25/37	58,849	51,759
SLM Student Loan Trust 2006-5		5.074%	7/25/17	31,080	31,072

					291,409

Total Asset-Backed Securities (Cost—$351,729)					330,938

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Mortgage-Backed Securities	18.8%

Fixed Rate Securities	5.8%
Banc of America Commercial Mortgage Inc. 2006-3 A4		5.889%	7/10/44	$25,420	$26,412
Citicorp Mortgage Securities Inc. 2003-7 A1		4.750%	8/25/18	7,822	7,745
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	10,653	10,570
Credit Suisse Mortgage Capital Certificates 2006-C5 A3		5.311%	12/15/39	14,800	14,748

Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	940	935	A
CS First Boston Mortgage Securities Corp. 1998-C1 A1B		6.480%	5/17/40	222	223
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	1,330	1,345
GMAC Commercial Mortgage Securities Inc 2006-C1 A4		5.238%	11/10/45	3,800	3,774
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	12,900	12,584
GSR Mortgage Loan Trust 2005-4F 1A1		4.500%	4/25/20	8,096	7,904
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	1,610	1,558
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	5/15/49	56,130	56,182
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	4,067	4,156
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	13,356	12,807
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	15,000	14,689
LB-UBS Commercial Mortgage Trust 2005-C5		4.954%	9/15/30	12,680	12,324
MASTR Reperforming Loan Trust 2005-1		6.500%	8/25/34	1,108	1,159	A
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	9,204	9,711	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	18,740	18,860
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-5 A4		5.378%	8/12/48	1,030	1,030
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	13,450	13,092
Morgan Stanley Capital I 2006-IQ12 A4		5.332%	12/15/43	8,700	8,687
Prime Mortgage Trust 2006-DR1 1A1		5.500%	5/25/35	29,016	28,677	A
Prime Mortgage Trust 2006-DR1 1A2		6.000%	5/25/35	12,988	12,994	A
Prime Mortgage Trust 2006-DR1 2A2		6.000%	5/25/35	47,739	47,195	A
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	2/25/32	3,706	3,610

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	$45,845	$45,143
Structured Asset Securities Corp. 2003-29 1A1		4.750%	9/25/18	26,674	26,299
WaMu Mortgage Pass-Through Certificates 2003-S7 A1		4.500%	8/25/18	4,974	4,859

					409,272

Indexed SecuritiesD	10.2%
American Home Mortgage Assets 2006-4		4.993%	10/25/46	991	921
American Home Mortgage Investment Trust 2006-2 1A1		4.869%	6/25/46	2,932	2,908
Amortizing Residential Collateral Trust 2002-BC1M		5.069%	1/1/32	173	156

Banc of America Funding Corp. 2005-E		5.789%	6/20/35	12,902	12,857
Bear Stearns Adjustable Rate Mortgage Trust 2004-9 24A1		5.471%	11/25/34	20,319	20,088
Bear Stearns Mortgage Funding Trust 2007-AR5 1A1A		4.959%	6/25/47	7,855	7,215
Bear Stearns Structured Products Inc. 2007-R11 A1A		6.021%	9/27/37	7,212	7,068	A
Citigroup Mortgage Loan Trust Inc. 2005-HE2		5.183%	5/25/35	3,358	3,067	A
Countrywide Alternative Loan Trust 2005-14		4.999%	5/25/35	7,988	7,695
Countrywide Alternative Loan Trust 2005-17 1A1		5.049%	7/25/35	9,889	9,365
Countrywide Alternative Loan Trust 2005-17 2A1		5.029%	7/25/35	20,423	20,194
Countrywide Alternative Loan Trust 2005-38 A3		5.139%	9/25/35	6,300	5,976
Countrywide Alternative Loan Trust 2005-56 3A1		5.079%	11/25/35	904	860
Countrywide Alternative Loan Trust 2005-59 1A1		5.118%	11/20/35	2,552	2,386
Countrywide Alternative Loan Trust 2006-0A7		4.999%	6/25/46	12,523	11,905
Countrywide Home Loans 2005-03 1A2		5.079%	4/25/35	11,336	10,720
Countrywide Home Loans 2005-09 1A1		5.089%	5/25/35	11,363	10,716
Countrywide Home Loans 2005-09 2A1		5.009%	5/25/35	5,411	5,131
Downey Savings and Loan Association Mortgage Loan Trust 2005-AR6		5.255%	10/19/45	2,718	2,580
GMAC Mortgage Corp. Loan Trust 2004-AR2 3A		4.391%	8/19/34	40,623	40,671
Granite Mortgages PLC 2003-1		5.370%	1/20/20	802	798	A,J
Greenpoint Mortgage Funding Trust 2005-AR1		5.009%	6/25/45	9,036	8,560

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Greenpoint Mortgage Funding Trust 2005-AR4		5.049%	10/25/45	$2,042	$1,905
Greenpoint Mortgage Funding Trust 2006-AR4		4.889%	9/25/46	35,865	34,837
Greenpoint Mortgage Funding Trust 2006-AR5		4.869%	10/25/46	39,198	37,904
GSMPS Mortgage Loan Trust 2005-RP2		5.139%	3/25/35	16,545	16,373	A
Harborview Mortgage Loan Trust 2005-7		6.233%	6/19/45	16,453	15,599
Harborview Mortgage Loan Trust 2006-14 2A1A		5.115%	3/19/38	822	770
Harborview Mortgage Loan Trust 2006-9 2A1A		5.159%	11/19/36	991	929
Harborview Mortgage Loan Trust 2007-7 2A1A		5.865%	11/25/47	60,872	60,168
Impac Secured Assets Corp. 2005-2		5.109%	3/25/36	1,386	1,320
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.286%	11/25/37	8,933	8,966
IXIS Real Estate Capital Trust 2006-HE2 A1		4.849%	8/25/36	692	688
MASTR Adjustable Rate Mortgages Trust 2007-3 22A2		4.999%	5/25/47	34,908	32,467
Medallion Trust 2003-1G		5.428%	12/21/33	1,930	1,903	J
MLCC Mortgage Investors Inc. 2003-B		5.129%	4/25/28	2,282	2,246
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.109%	10/25/35	1,783	1,689

Structured Asset Mortgage Investments Inc. 2006-AR6		4.979%	7/25/36	18,041	16,530
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		5.075%	8/25/36	37,946	35,092
Thornburg Mortgage Securities Trust 2005-2 A1		5.009%	7/25/45	7,962	7,989
Thornburg Mortgage Securities Trust 2005-2 A2		5.019%	7/25/45	14,682	14,676
Thornburg Mortgage Securities Trust 2006-1		4.959%	1/25/36	55,858	54,033
Thornburg Mortgage Securities Trust 2006-3		4.894%	5/25/46	4,129	4,106
WaMu Alternative Mortgage Pass-Through Certificates 2007-OA4 A1A		5.623%	4/25/47	53,498	51,090
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		5.019%	4/25/45	10,165	9,597
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		5.059%	7/25/45	10,817	10,194
WaMu Mortgage Pass-Through Certificates, 2005-AR11		5.109%	8/25/45	26,479	25,364
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		5.079%	10/25/45	15,998	15,032
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		5.989%	10/25/45	3,930	3,071	A

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		5.079%	12/25/45	$9,979	$9,454
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		5.059%	12/25/45	20,070	18,788
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		5.079%	12/25/45	19,474	18,399
Zuni Mortgage Loan Trust 2006-OA1		4.919%	8/25/36	22,673	21,680

					724,696

Stripped Securities	0.1%
Diversified REIT Trust 1999-1A		0.651%	3/18/11	63,516	642	A,G,K1
FFCA Secured Lending Corp. 1999-1A		1.424%	9/18/25	5,446	206	A,G,K1
GE Capital Commercial Mortgage Corp. 2005-C4		5.512%	11/10/45	7,110	7,134	K1
LB-UBS Commercial Mortgage Trust 2001-C3 X		1.161%	6/15/36	16,161	445	A,G,K1
Structured Mortgage Asset Residential Trust 1991-8		0.014%	1/25/23	591	—	G,K1,L

					8,427

Variable Rate SecuritiesH	2.7%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	10,400	10,248

Citigroup Mortgage Loan Trust Inc. 2005-5 3A2A		5.626%	10/25/35	4,512	4,541
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.555%	2/15/39	5,080	5,157
Greenwich Capital Commercial Funding Corp. 2006-GG7		5.911%	7/10/38	22,870	23,900
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	7,111	6,753
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.294%	1/12/43	7,600	7,598
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-CB20 A4		5.794%	2/12/51	40,800	41,950
MASTR Adjustable Rate Mortgages Trust 2004-15		6.964%	12/25/34	253	255
Merrill Lynch Mortgage Trust 2005-CIP1 A4		5.047%	7/12/38	1,450	1,419
Merrill Lynch Mortgage Trust 2005-CKI1		5.244%	11/12/37	23,750	23,673
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.199%	7/25/35	4,124	4,216
Thornburg Mortgage Securities Trust 2007-4 2A1		6.231%	9/25/37	27,820	27,912
Thornburg Mortgage Securities Trust 2007-4 3A1		6.220%	9/25/37	26,746	26,453

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Wachovia Bank Commercial Mortgage Trust 2005-C20		5.118%	7/15/42	$4,000	$3,931

					188,006

Total Mortgage-Backed Securities (Cost—$1,356,619)					1,330,401

U.S. Government and Agency Obligations	9.8%
Fixed Rate Securities	5.7%
Fannie Mae		5.625%	5/19/11	19,640	20,114	B
Fannie Mae		4.610%	10/10/13	30,420	30,399	B
Fannie Mae		6.000%	4/18/36	9,300	9,973
Federal Home Loan Bank		3.875%	8/22/08	5,460	5,445
Freddie Mac		5.250%	2/24/11	9,960	10,094	B
Freddie Mac		5.625%	3/15/11	2,210	2,341	B
Freddie Mac		5.125%	4/18/11	9,560	9,990
Freddie Mac		4.650%	10/10/13	34,390	34,213
Freddie Mac		5.450%	11/21/13	11,340	11,435
Freddie Mac		5.300%	5/12/20	53,095	53,070	B
Freddie Mac		5.625%	11/23/35	12,290	12,595
Tennessee Valley Authority		7.125%	5/1/30	2,450	3,188	B
United States Treasury Bonds		7.500%	11/15/16	1,490	1,870	B
United States Treasury Bonds		5.375%	2/15/31	10,000	11,266	B

United States Treasury Bonds		5.000%	5/15/37	73,040	79,608	B
United States Treasury Notes		3.750%	5/15/08	2,840	2,843	B
United States Treasury Notes		4.000%	8/31/09	67,180	68,167	B
United States Treasury Notes		6.500%	2/15/10	4,000	4,277	B
United States Treasury Notes		4.500%	11/15/10	2,560	2,662	B
United States Treasury Notes		4.625%	10/31/11	3,270	3,427	B
United States Treasury Notes		4.500%	3/31/12	30	31	B
United States Treasury Notes		4.875%	6/30/12	120	127
United States Treasury Notes		4.625%	7/31/12	2,260	2,373	B
United States Treasury Notes		4.250%	9/30/12	19,630	20,319	B

					399,827

Stripped Securities	N.M.
United States Treasury Bonds		0.000%	5/15/30	9,190	3,330	B,K2

Treasury Inflation-Protected SecuritiesM	4.1%
United States Treasury Inflation-Protected Security		1.875%	7/15/13	6,086	6,271	B
United States Treasury Inflation-Protected Security		2.000%	1/15/14	667	689	B
United States Treasury Inflation-Protected Security		2.000%	1/15/16	13,525	13,880	B
United States Treasury Inflation-Protected Security		2.375%	1/15/17	6,268	6,614	B

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
United States Treasury Inflation-Protected Security		2.625%	7/15/17	$2,308	$2,491	B
United States Treasury Inflation-Protected Security		2.375%	1/15/25	42,827	44,962	B
United States Treasury Inflation-Protected Security		2.000%	1/15/26	71,083	70,795	B
United States Treasury Inflation-Protected Security		2.375%	1/15/27	90,950	96,179	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	12,995	16,462	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	16,292	21,557	B
United States Treasury Inflation-Protected Security		3.375%	4/15/32	5,344	6,844	B

					286,744

Total U.S. Government and Agency Obligations (Cost—$657,186)					689,901

U.S. Government Agency Mortgage-Backed Securities	57.6%
Fixed Rate Securities	54.0%
Fannie Mae		7.000%	1/1/08 to 2/1/33	8,440	8,889
Fannie Mae		8.000%	5/1/15	28	29
Fannie Mae		5.500%	4/1/18 to 3/1/37	340,786	340,327
Fannie Mae		4.500%	7/1/18 to 9/1/35	11,677	11,194
Fannie Mae		4.000%	8/1/20 to 9/1/20	5,125	4,908
Fannie Mae		5.000%	8/1/20 to 11/1/36	340,926	334,475
Fannie Mae		6.000%	12/1/22	8,370	8,564	N
Fannie Mae		7.500%	6/1/25 to 5/1/28	516	550
Fannie Mae		6.000%	1/1/26 to 10/1/37	840,453	853,608
Fannie Mae		6.500%	7/1/28 to 11/1/37	72,440	74,504
Fannie Mae		5.000%	12/1/37	1,542,400	1,504,804	N
Freddie Mac		9.750%	7/1/08	2	2
Freddie Mac		6.000%	3/1/09 to 12/1/37	52,215	53,004
Freddie Mac		5.500%	12/1/13 to 8/1/35	32,879	32,838
Freddie Mac		9.300%	4/15/19	110	118
Freddie Mac		5.000%	9/1/20 to 11/1/36	423,837	414,216
Freddie Mac		7.000%	4/1/24 to 5/1/32	2,718	2,854
Freddie Mac		6.500%	6/1/32	44	46
Government National Mortgage Association		10.000%	11/15/09	0.1	—	L
Government National Mortgage Association		8.000%	10/15/16 to 7/15/17	128	136
Government National Mortgage Association		7.500%	10/15/22 to 8/15/32	259	277

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Government National Mortgage Association		7.000%	6/15/23 to 5/15/32	313		334
Government National Mortgage Association		6.500%	10/15/23 to 3/15/33	15,509		16,085
Government National Mortgage Association		6.000%	3/15/26 to 8/15/35	29,224		29,956
Government National Mortgage Association		5.500%	1/15/33	219		221
Government National Mortgage Association		5.000%	6/15/35 to 9/15/35	60,658		59,788
Government National Mortgage Association		6.000%	12/1/37	7,000		7,142	N
Government National Mortgage Association		6.500%	12/1/37	55,700		57,510	N

						3,816,379

Indexed SecuritiesD	3.6%
Fannie Mae		4.804%	6/1/35	$10,299		$10,349
Fannie Mae		4.345%	8/1/35	1,171		1,167
Fannie Mae		4.618%	9/1/35	6,378		6,374
Fannie Mae		4.699%	9/1/35	2,440		2,444
Fannie Mae		4.605%	10/1/35	2,197		2,196
Fannie Mae		4.693%	10/1/35	2,965		2,964
Fannie Mae		4.774%	10/1/35	2,160		2,167
Fannie Mae		4.892%	10/1/35	1,855		1,857
Fannie Mae		6.913%	10/1/35	16,800		17,301
Fannie Mae		6.885%	11/1/35	5,748		5,919
Fannie Mae		6.892%	11/1/35	6,321		6,510
Fannie Mae		6.898%	11/1/35	5,855		6,030
Fannie Mae		6.899%	11/1/35	6,512		6,706
Fannie Mae		6.915%	11/1/35	6,502		6,695
Fannie Mae		5.513%	2/1/37	60,813		61,552
Fannie Mae		5.638%	4/1/37	14,152		14,605
Freddie Mac		4.825%	10/1/35	3,624		3,621
Freddie Mac		5.891%	2/1/37	62,104		63,213
Freddie Mac		5.830%	8/1/37	21,621		21,963
Freddie Mac		6.081%	10/1/37	6,166		6,248

						249,881

Stripped Securities	N.M.
Fannie Mae		9.500%	2/1/17	12		3	G,K1
Fannie Mae		1,009.500%	2/25/20	—	O	—	G,K1,L

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE
Fannie Mae		1,009.250%	8/25/21	$—	O	$9	G,K1,L
Fannie Mae		0.000%	5/25/22	98		88	E,G,K2
Financing Corp.		0.000%	4/5/19	1,150		679	E,K2
Freddie Mac		10.000%	3/1/21	70		16	G,K1
Freddie Mac		0.000%	7/15/22	13		11	E,G,K2

						806

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$4,034,739)						4,067,066

Yankee BondsJ	6.2%

Aerospace and Defense	N.M.
Systems 2001 Asset Trust		6.664%	9/15/13	2,856		2,942	A

Commercial Banks	2.2%
Eksportfinans ASA		5.500%	5/25/16	10,700		11,338
Glitnir Banki Hf		6.330%	7/28/11	6,080		5,944	A
Glitnir Banki Hf		6.375%	9/25/12	8,920		8,750	A
Glitnir Banki Hf		6.693%	6/15/16	11,830		11,917	A,C
Glitnir Banki Hf		7.451%	9/14/49	1,600		1,472	A,C
HBOS Capital Funding LP		6.071%	6/30/49	3,105		2,905	A,C
HSBC Capital Funding LP		4.610%	6/27/49	1,630		1,500	A,C
Kaupthing Bank Hf		5.938%	4/12/11	17,140		16,720	A,D
Kaupthing Bank Hf		5.750%	10/4/11	2,960		2,784	A
Kaupthing Bank Hf		7.125%	5/19/16	30,520		27,979	A
Landsbanki Islands Hf		6.100%	8/25/11	17,170		16,922	A
Resona Preferred Global Securities		7.191%	12/29/49	13,670		13,564	A,C
Royal Bank of Scotland Group PLC		7.640%	3/19/49	3,700		3,804	C
Royal Bank of Scotland Group PLC		6.990%	10/29/49	5,720		5,703	A,C
RSHB Capital SA		6.299%	5/15/17	15,740		14,914	A
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	11,080		9,407	A,C

						155,623

Diversified Financial Services	0.5%
Aiful Corp.		5.000%	8/10/10	4,030		3,955	A
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	4,660		4,414	C
SMFG Preferred Capital		6.078%	1/29/49	13,800		12,713	A,C
TNK-BP Finance SA		7.500%	7/18/16	9,940		9,630	A
TNK-BP Finance SA		7.500%	7/18/16	726		702	A,B
TNK-BP Finance SA		6.625%	3/20/17	4,830		4,407	A
TNK-BP Finance SA		6.625%	3/20/17	318		290	A

						36,111

Diversified Telecommunication Services	0.3%
British Telecommunications PLC		8.625%	12/15/10	1,755		1,926	F
Deutsche Telekom International Finance BV		5.750%	3/23/16	5,370		5,375	B
Koninklijke (Royal) KPN NV		8.000%	10/1/10	8,240		8,837

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Telecom Italia Capital SpA		5.250%	11/15/13	$965	$954
Telecom Italia Capital SpA		4.950%	9/30/14	2,570	2,475
Telecom Italia Capital SpA		5.250%	10/1/15	2,060	2,007

					21,574

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	570	610

Foreign Governments	0.7%
Russian Federation		7.500%	3/31/30	18,524	21,221	A
United Mexican States		5.625%	1/15/17	160	162
United Mexican States		7.500%	4/8/33	302	360
United Mexican States		6.750%	9/27/34	25,404	28,059

					49,802

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	13,221	11,866	A

Industrial Conglomerates	1.0%
Tyco International Group SA		6.125%	11/1/08	820	827
Tyco International Group SA		6.125%	1/15/09	330	334
Tyco International Group SA		6.750%	2/15/11	26,549	27,846
Tyco International Group SA		6.375%	10/15/11	6,560	6,789
Tyco International Group SA		6.000%	11/15/13	2,950	3,032
Tyco International Group SA		7.000%	6/15/28	3,380	3,577
Tyco International Group SA		6.875%	1/15/29	24,710	25,026

					67,431

Insurance	0.2%
Merna Reinsurance Ltd.		6.981%	7/7/10	13,500	13,337	A,D

Metals and Mining	0.3%
Corporacion Nacional del Cobre - Codelco		4.750%	10/15/14	1,750	1,685	A
Vale Overseas Ltd.		8.250%	1/17/34	330	382
Vale Overseas Ltd.		6.875%	11/21/36	20,252	20,487

					22,554

Oil, Gas and Consumable Fuels	0.6%
Anadarko Finance Co.		7.500%	5/1/31	730	821
Conoco Funding Co.		6.350%	10/15/11	400	425
Conoco Funding Co.		7.250%	10/15/31	350	409
Gazprom		6.212%	11/22/16	15,410	14,784	A
Gazprom		6.510%	3/7/22	12,230	11,627	A
Petrobras International Finance Co.		6.125%	10/6/16	10,020	10,220
Petrozuata Finance Inc.		8.220%	4/1/17	3,950	4,069	A

					42,355

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/SHARES		VALUE

Wireless Telecommunication Services	0.2%
America Movil SA de CV		5.625%	11/15/17	$6,820		$6,664
Vodafone Group PLC		5.000%	9/15/15	6,040		5,821

						12,485

Total Yankee Bonds (Cost—$444,311)						436,690

Preferred Stocks	0.8%
Fannie Mae		7.000%		27		1,226	D
Fannie Mae		5.375%		—	O	3,720	I
Fannie Mae		8.250%		647		16,660	C
Freddie Mac		8.375%		966		25,261	C
General Motors Corp.		5.250%		293		5,667	I
Home Ownership Funding Corp.		1.000%		6		872	A,G
Home Ownership Funding Corp. II		1.000%		5		782	A,G

Total Preferred Stocks (Cost—$60,292)						54,188

Total Long-Term Securities (Cost—$8,234,045)						8,189,335

Investment of Collateral From Securities Lending	10.5%
State Street Navigator Securities Lending Prime Portfolio				743,182	shs	743,182

Total Investment of Collateral From Securities Lending (Cost—$743,182)						743,182

Short-Term Securities	7.9%

U.S. Government and Agency Obligations	4.1%
Fannie Mae		0.000%	3/17/08	129,660		128,550	B,E,P
Fannie Mae		0.000%	3/31/08	3,600		3,563	E,P
United States Treasury Bill		0.000%	1/24/08	158,000		157,559	B,E

Options PurchasedQ	0.1%
Barclays Swaption Call, November 2009, Strike Price $4.81				55,310,000	R	913
Citigroup Swaption Call, November 2009, Strike Price $4.70				128,890,000	R	1,981
CS First Boston Swaption Call, November 2009, Strike Price $4.81				79,130,000	R	1,306
Eurodollar Futures Put, March 2008, Strike Price $93.25				1,669	R	10
Eurodollar Futures Put, March 2008, Strike Price $93.75				1,822	R	11

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	% OF NET ASSETS	PAR/ SHARES		VALUE
Eurodollar Futures Put, March 2008, Strike Price $93.875		$20	R	$—	L
JP Morgan Swaption Call, January 2008, Strike Price $5.1577		30,590,000	R	1,328

				5,549

Repurchase Agreement	3.7%
Lehman Brothers Inc. 4.15% dated 12/31/07, to be repurchased at $265,621 on 1/2/08 (Collateral: $277,115 Fannie Mae notes, 0.00% due 7/15/08, value $270,872)		265,560		265,560

Total Short-Term Securities (Cost—$557,936)				560,781

Total Investments (Cost—$9,535,163)S	134.4%			9,493,298
Obligation to Return Collateral for Securities Loaned	(10.5)%			(743,182)
Other Assets Less Liabilities	(23.9)%			(1,685,889)

Net Assets	100.0%			$7,064,227

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedQ
Eurodollar Futures	March 2008	6,111	$4,748
Eurodollar Futures	June 2008	3,357	3,200
Eurodollar Futures	September 2008	10	29
U.S. Treasury Bond Futures	March 2008	823	(626)
U.S. Treasury Note Futures	March 2008	616	211

			$7,562

Futures Contracts WrittenQ
U.S. Treasury Note Futures	March 2008	14,932	$(103)
U.S. Treasury Note Futures	March 2008	276	(141)

			$(244)

Options WrittenQ
Barclays Swaption Call, Strike Price $5.34	November 2009	15,300,000	(281)
Barclays Swaption Put, Strike Price $1.60	January 2008	16,000,000	77
Barclays Swaption Put, Strike Price $1.80	January 2008	68,900,000	191
Barclays Swaption Put, Strike Price $1.80	January 2008	20,400,000	49
Barclays Swaption Put, Strike Price $1.80	February 2008	33,100,000	38
Barclays Swaption Put, Strike Price $1.80	February 2008	10,600,000	1
Barclays Swaption Put, Strike Price $1.90	January 2008	20,600,000	37
Barclays Swaption Put, Strike Price $1.90	January 2008	20,700,000	35
Bear Stearns Swaption Call, Strike Price $4.80	April 2008	25,130,000	(360)
Bear Stearns Swaption Put, Strike Price $5.30	April 2008	25,130,000	173
Citigroup Swaption Call, Strike Price $5.23	November 2009	35,800,000	(486)

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
CS First Boston Swaption Call, Strike Price $5.34	November2009	21,980,000	$(404)
Eurodollar Futures Call, Strike Price $95.00	March 2008	1,081	(1,833)
Eurodollar Futures Call, Strike Price $95.50	March 2008	1,364	(177)
Eurodollar Futures Put, Strike Price $95.25	June 2008	1,000	176
Eurodollar Futures Put, Strike Price $95.50	March 2008	1,093	212
Goldman Swaption Put, Strike Price $1.80	January 2008	20,400,000	40
Goldman Swaption Put, Strike Price $1.80	January 2008	20,300,000	33
Goldman Swaption Put, Strike Price $5.00	February 2008	106,000,000	406
Greenwich Swaption Call, Strike Price $4.85	April 2008	24,750,000	(418)
Greenwich Swaption Call, Strike Price $5.16	November2012	23,000,000	87
Greenwich Swaption Put, Strike Price $5.16	November2012	23,000,000	(1)
Greenwich Swaption Put, Strike Price $5.35	April 2008	24,750,000	188
JP Morgan Swaption Put, Strike Price $1.80	January 2008	23,300,000	62
JP Morgan Swaption Put, Strike Price $1.80	January 2008	20,900,000	46
JP Morgan Swaption Put, Strike Price $1.80	January 2008	20,600,000	47
JP Morgan Swaption Put, Strike Price $1.80	February 2008	22,400,000	26
JP Morgan Swaption Put, Strike Price $1.80	February 2008	45,200,000	3
JP Morgan Swaption Put, Strike Price $1.90	January 2008	23,300,000	65
JP Morgan Swaption Put, Strike Price $1.90	January 2008	21,900,000	35
Lehman Swaption Put, Strike Price $1.80	January 2008	22,300,000	64
Lehman Swaption Put, Strike Price $1.80	January 2008	20,000,000	44
Lehman Swaption Put, Strike Price $1.90	January 2008	22,300,000	67
Lehman Swaption Put, Strike Price $1.90	January 2008	21,700,000	26
U.S. Treasury Bond Futures Call, Strike Price $116.00	February 2008	783	(679)
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2008	382	420
U.S. Treasury Bond Futures Put, Strike Price $112.00	February 2008	192	34
U.S. Treasury Bond Futures Put, Strike Price $113.00	February 2008	825	86
U.S. Treasury Bond Futures Put, Strike Price $114.00	February 2008	53	16
U.S. Treasury Bond Futures Put, Strike Price $115.00	February 2008	98	(37)
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2008	278	(135)
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2008	2,437	(5,685)
U.S. Treasury Note Futures Call, Strike Price $113.50	February 2008	1,980	(368)
U.S. Treasury Note Futures Call, Strike Price $114.00	February 2008	1,175	1,003
U.S. Treasury Note Futures Call, Strike Price $116.00	February 2008	757	115

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	913	$486
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	299	134
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2008	1,062	1,141
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2008	717	220
U.S. Treasury Note Futures Put, Strike Price $109.00	February 2008	1,467	887
U.S. Treasury Note Futures Put, Strike Price $109.00	February 2008	1,496	421
U.S. Treasury Note Futures Put, Strike Price $109.50	February 2008	1,168	678
U.S. Treasury Note Futures Put, Strike Price $109.50	February 2008	294	45
U.S. Treasury Note Futures Put, Strike Price $110.00	February 2008	198	39
U.S. Treasury Note Futures Put, Strike Price $110.50	February 2008	2,364	865
U.S. Treasury Note Futures Put, Strike Price $112.00	February 2008	390	51
USD Put, Strike Price $95.50	June 2008	1,194	111

			$(1,884)

N.M.—Not Meaningful.

A

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 8.65% of net assets.

B	All or a portion of this security is on loan.
C

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2007.

E	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
F	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.
I	Convertible Security—Security may be converted into the issuer’s common stock.
J	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
K

Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	Amount less than $1.
M

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

N	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	Amount less than 50.

Portfolio of Investments—Continued

Western Asset Core Bond Portfolio—Continued

P	All or a portion of this security is collateral to cover futures and options contracts written.
Q	Options and futures are described in more detail in the notes to financial statements.
R	Par represents actual number of contracts.
S

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$100,263
Gross unrealized depreciation	$(142,128)

Net unrealized depreciation	$(41,865)

Portfolio of Investments

Western Asset Core Plus Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Long-Term Securities	107.8%

Corporate Bonds and Notes	16.1%
Aerospace and Defense	N.M.
DRS Technologies Inc.		6.625%	2/1/16	$10		$10
L-3 Communications Corp.		7.625%	6/15/12	852		872

						882

Airlines	0.6%
Continental Airlines Inc.		6.545%	8/2/20	7,906		7,945
Continental Airlines Inc.		5.983%	4/19/22	8,300		7,757
Delta Air Lines Inc.		6.619%	3/18/11	3,106		3,091
Delta Air Lines Inc.		7.570%	5/18/12	11,375		11,489
Delta Air Lines Inc.		6.821%	8/10/22	14,867		14,718	A
Northwest Airlines Corp.		7.575%	3/1/19	12,241		12,241
Northwest Airlines Inc.		5.836%	2/16/15	1,219		1,146	B
Southwest Airlines Co.		5.125%	3/1/17	5,320		5,111
United Air Lines Inc.		7.032%	4/1/12	492		492
United Air Lines Inc.		7.186%	10/1/12	14,170		14,213
United Air Lines Inc.		6.602%	3/1/15	4,884		4,860

						83,063

Auto Components	N.M.
Visteon Corp.		8.250%	8/1/10	2,050		1,814	C

Automobiles	0.6%
DaimlerChrysler NA Holding Corp.		4.050%	6/4/08	610		608
DaimlerChrysler NA Holding Corp.		7.200%	9/1/09	620		639
DaimlerChrysler NA Holding Corp.		5.875%	3/15/11	500		507
DaimlerChrysler NA Holding Corp.		7.300%	1/15/12	3,315		3,534
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	1,390		1,452
Ford Motor Co.		7.450%	7/16/31	30,335		22,524	C
Ford Motor Co.		4.250%	12/15/36	175		174	C,D
General Motors Corp.		8.250%	7/15/23	8,240		6,551
General Motors Corp.		8.375%	7/5/33	9,520	EUR	10,787
General Motors Corp.		8.375%	7/15/33	42,730		34,398	C

						81,174

Building Products	0.1%
Masco Corp.		7.125%	8/15/13	5,830		6,350
Masco Corp.		6.125%	10/3/16	8,270		8,157

						14,507

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Capital Markets	0.7%
Goldman Sachs Capital II		5.793%	12/29/49	$1,790	$1,594	E
Goldman Sachs Group LP		4.500%	6/15/10	1,450	1,445
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	5,530	4,929	E
Lehman Brothers Holdings Inc.		5.250%	2/6/12	1,690	1,672
Lehman Brothers Holdings Inc.		6.200%	9/26/14	8,690	8,850
Merrill Lynch and Co. Inc.		3.125%	7/15/08	3,115	3,070
Merrill Lynch and Co. Inc.		5.105%	8/22/08	42,800	42,561	B
Merrill Lynch and Co. Inc.		6.375%	10/15/08	2,670	2,694
Morgan Stanley		5.334%	1/18/08	12,000	11,997	B
Morgan Stanley		3.625%	4/1/08	120	119
Morgan Stanley		5.625%	1/9/12	110	112
Morgan Stanley		4.750%	4/1/14	8,460	7,926
Morgan Stanley		5.659%	10/18/16	7,290	6,802	B
The Bear Stearns Cos. Inc.		5.550%	1/22/17	60	54	C
The Goldman Sachs Group Inc.		6.600%	1/15/12	2,810	2,973
The Goldman Sachs Group Inc.		5.625%	1/15/17	1,420	1,387

					98,185

Chemicals	N.M.
Georgia Gulf Corp.		9.500%	10/15/14	1,550	1,236	C
Westlake Chemical Corp.		6.625%	1/15/16	1,265	1,196

					2,432

Commercial Banks	0.2%
Bank One Corp.		7.875%	8/1/10	150	162
Bank One Corp.		5.900%	11/15/11	2,000	2,076	C
HBOS Treasury Services PLC		5.250%	2/21/17	4,570	4,658	A
HSBC Bank PLC		7.000%	11/1/11	2,629	2,635
HSBC Bank USA		7.000%	11/1/11	2,212	2,217	A,F
HSBC Bank USA		7.000%	11/1/11	2,129	2,228	A,F
Rabobank Capital Funding Trust II		5.260%	12/31/49	590	550	A,E
Rabobank Capital Funding Trust III		5.254%	12/29/49	4,140	3,705	A,E
SunTrust Capital VIII		6.100%	12/15/36	2,660	2,214	E
Wachovia Capital Trust III		5.800%	3/15/42	9,480	8,471	E
Wachovia Corp.		5.250%	8/1/14	210	205
Wells Fargo and Co.		5.000%	11/15/14	130	129
Wells Fargo Capital X		5.950%	12/15/36	6,895	6,435	E

					35,685

Commercial Services and Supplies	0.3%
PHH Corp.		7.125%	3/1/13	8,640	8,879
Waste Management Inc.		6.500%	11/15/08	4,340	4,396
Waste Management Inc.		6.875%	5/15/09	8,000	8,213
Waste Management Inc.		7.375%	8/1/10	6,055	6,396

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Waste Management Inc.		6.375%	11/15/12	$1,770		$1,872
Waste Management Inc.		5.000%	3/15/14	6,938		6,834
Waste Management Inc.		7.125%	12/15/17	500		548
Waste Management Inc.		7.750%	5/15/32	90		102

						37,240

Communications Equipment	0.1%
Motorola Inc.		8.000%	11/1/11	10,850		11,696

Computers and Peripherals	N.M.
International Business Machines Corp.		4.750%	11/29/12	40		40

Consumer Finance	2.3%
American Express Co.		6.800%	9/1/66	10,175		10,317	E
American General Finance Corp.		5.330%	6/27/08	18,300		18,301	B
American General Finance Corp.		6.900%	12/15/17	8,600		8,609
Ford Motor Credit Co.		5.800%	1/12/09	4,180		3,968
Ford Motor Credit Co.		7.875%	6/15/10	3,560		3,285
Ford Motor Credit Co.		9.750%	9/15/10	25,000		23,855
Ford Motor Credit Co.		10.241%	6/15/11	5,724		5,427	B
Ford Motor Credit Co.		7.800%	6/1/12	19,090		16,735
Ford Motor Credit Co.		8.000%	12/15/16	22,000		18,687
GMAC LLC		5.125%	5/9/08	345		341	C
GMAC LLC		6.625%	5/15/12	280		233
GMAC LLC		8.000%	11/1/31	165,360		138,716	C
HSBC Finance Corp.		4.625%	1/15/08	220		220
SLM Corp.		5.232%	5/12/08	40,000		39,764	A,B
SLM Corp.		3.880%	4/1/09	11,220		10,378	B
SLM Corp.		5.000%	10/1/13	17,665		15,484
SLM Corp.		5.375%	5/15/14	25,005		22,231
SLM Corp.		5.050%	11/14/14	4,690		4,054
SLM Corp.		5.000%	4/15/15	740		631
SLM Corp.		5.625%	8/1/33	4,160		3,215

						344,451

Diversified Consumer Services	N.M.
Service Corp. International		6.750%	4/1/16	1,530		1,473
Service Corp. International		7.625%	10/1/18	400		402
Service Corp. International		7.500%	4/1/27	5,385		4,954

						6,829

Diversified Financial Services	2.3%
AAC Group Holding Corp.		0.000%	10/1/12	770		662	C,E
Air 2 US		8.027%	10/1/19	13,597		13,665	A
American Honda Finance Corp.		4.959%	5/12/08	28,000		28,005	A,B
BAC Capital Trust XIV		5.630%	12/31/49	2,230		1,979	E
Banca Italease SpA		4.803%	2/2/10	49,100	EUR	68,545	B

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Bank of America Corp.		4.789%	7/25/08	$75,000	$74,959	B,C
Bank of America Corp.		5.420%	3/15/17	2,030	1,962
Citigroup Inc.		5.000%	9/15/14	150	143
DI Finance LLC		9.500%	2/15/13	1,004	1,050
Dryden Investor Trust		7.157%	7/23/08	752	754	A,G
General Electric Capital Corp.		5.450%	1/15/13	1,155	1,190
General Electric Capital Corp.		6.375%	11/15/67	46,985	48,511	E
HSBC Finance Corp.		6.400%	6/17/08	20	20
HSBC Finance Corp.		6.500%	11/15/08	40	40
HSBC Finance Corp.		8.000%	7/15/10	70	75
HSBC Finance Corp.		6.375%	8/1/10	1,000	1,028	C
HSBC Finance Corp.		7.000%	5/15/12	160	168
HSBC Finance Corp.		6.375%	11/27/12	520	535
ILFC E-Capital Trust II		6.250%	12/21/65	7,220	6,900	A,E
JPMorgan Chase and Co.		5.750%	1/2/13	4,430	4,514
JPMorgan Chase and Co.		5.125%	9/15/14	200	196
JPMorgan Chase and Co.		5.150%	10/1/15	110	106
Mizuho Preferred Capital Co. LLC		8.790%	12/29/49	3,380	3,410	A,E
SB Treasury Co. LLC		9.400%	12/29/49	360	367	A,E
Sigma Finance Inc.		8.500%	8/11/16	29,650	28,022	A,F
Sigma Finance Inc.		8.000%	6/22/17	37,320	34,106	A,F
TNK-BP Finance SA		7.875%	3/13/18	13,000	12,838	A
Unilever Capital Corp.		7.125%	11/1/10	1,450	1,555

					335,305

Diversified Telecommunication Services	0.4%
AT&T Inc.		5.100%	9/15/14	8,640	8,550
BellSouth Corp.		4.750%	11/15/12	640	633
BellSouth Corp.		5.200%	9/15/14	8,250	8,234
CenturyTel Inc.		6.000%	4/1/17	8,270	8,307
Cincinnati Bell Inc.		7.000%	2/15/15	983	929
Citizens Communications Co.		9.250%	5/15/11	530	574
Citizens Communications Co.		7.875%	1/15/27	4,590	4,372
Intelsat Corp.		9.000%	6/15/16	1,690	1,703
Level 3 Financing Inc.		9.250%	11/1/14	4,695	4,249
Qwest Communications International Inc.		8.369%	2/15/09	10	10	B
Qwest Communications International Inc.		7.500%	2/15/14	3,174	3,166
Qwest Corp.		7.500%	10/1/14	2,680	2,720
Qwest Corp.		6.875%	9/15/33	5,600	5,166
Verizon Global Funding Corp.		7.375%	9/1/12	45	50
Verizon New York Inc.		6.875%	4/1/12	3,942	4,182
Windstream Corp.		8.625%	8/1/16	7,115	7,471

					60,316

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Electric Utilities	1.2%
Duke Energy Corp.		5.625%	11/30/12	$790	$820
Energy Future Holdings Corp.		10.875%	11/1/17	20,680	20,783	A
Energy Future Holdings Corp.		11.250%	11/1/17	115,840	116,998	A,H
Exelon Corp.		5.625%	6/15/35	255	228
FirstEnergy Corp.		6.450%	11/15/11	3,000	3,098
FirstEnergy Corp.		7.375%	11/15/31	20,130	22,088
Niagara Mohawk Power Corp.		7.750%	10/1/08	500	510	C
Pacific Gas and Electric Co.		6.050%	3/1/34	4,990	4,982
Pacific Gas and Electric Co.		5.800%	3/1/37	11,750	11,330
Progress Energy Inc.		7.100%	3/1/11	52	55
The Cleveland Electric Illuminating Co.		5.700%	4/1/17	1,080	1,055
The Detroit Edison Co.		5.200%	10/15/12	10	10

					181,957

Energy Equipment and Services	0.1%
Complete Production Services Inc.		8.000%	12/15/16	5,355	5,181
Pacific Energy Partners		7.125%	6/15/14	630	655
Pride International Inc.		7.375%	7/15/14	1,440	1,480

					7,316

Food and Staples Retailing	0.2%
CVS Caremark Corp.		6.943%	1/10/30	3,270	3,279	A
CVS Corp.		5.298%	1/11/27	609	609	A
CVS Lease Pass-Through Trust		5.880%	1/10/28	5,821	5,887	A
CVS Lease Pass-Through Trust		6.036%	12/10/28	20,016	19,219	A

					28,994

Food Products	0.2%
General Mills Inc.		5.700%	2/15/17	7,210	7,119
H.J. Heinz Co.		6.428%	12/1/08	11,660	11,870	A
Sara Lee Corp.		6.250%	9/15/11	9,750	10,127

					29,116

Gas Utilities	0.1%
AmeriGas Partners LP		7.250%	5/20/15	990	970
Southern Natural Gas Co.		5.900%	4/1/17	20	20	A
Southern Natural Gas Co.		8.000%	3/1/32	9,410	10,484
Suburban Propane Partners LP		6.875%	12/15/13	2,000	1,940

					13,414

Health Care Equipment and Supplies	N.M.
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	938	938
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	681	705

					1,643

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Health Care Providers and Services	0.6%
AmerisourceBergen Corp.		5.625%	9/15/12	$6,330	$6,420
AmerisourceBergen Corp.		5.875%	9/15/15	7,070	6,937
Cardinal Health Inc.		6.300%	10/15/16	6,260	6,416	A
Community Health Systems Inc.		8.875%	7/15/15	7,910	8,058
DaVita Inc.		6.625%	3/15/13	4,435	4,413
HCA Inc.		8.750%	9/1/10	256	258
HCA Inc.		6.250%	2/15/13	1,243	1,088
HCA Inc.		5.750%	3/15/14	86	71
HCA Inc.		9.125%	11/15/14	1,280	1,331
HCA Inc.		6.500%	2/15/16	379	320	C
HCA Inc.		9.250%	11/15/16	10,500	11,025
HCA Inc.		9.625%	11/15/16	2,059	2,177	H
HCA Inc.		7.690%	6/15/25	723	599
HCA Inc.		7.500%	11/6/33	14,640	11,456
Tenet Healthcare Corp.		6.375%	12/1/11	2,500	2,275	C
Tenet Healthcare Corp.		7.375%	2/1/13	6,222	5,444
Tenet Healthcare Corp.		9.875%	7/1/14	2,668	2,541
Tenet Healthcare Corp.		9.250%	2/1/15	12,430	11,498	C
WellPoint Inc.		5.875%	6/15/17	2,780	2,799

					85,126

Hotels, Restaurants and Leisure	0.2%
Boyd Gaming Corp.		6.750%	4/15/14	10	9
Boyd Gaming Corp.		7.125%	2/1/16	20	19
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	1,070	1,113	C
Mandalay Resort Group		9.500%	8/1/08	80	82
Marriott International Inc.		5.810%	11/10/15	7,950	8,050
MGM MIRAGE		6.750%	9/1/12	435	423
MGM MIRAGE		6.625%	7/15/15	380	356
MGM MIRAGE		7.500%	6/1/16	4,000	3,960
MGM MIRAGE		7.625%	1/15/17	4,670	4,612
Mohegan Tribal Gaming Authority		8.000%	4/1/12	245	249
River Rock Entertainment Authority		9.750%	11/1/11	220	230
Starwood Hotels and Resorts Worldwide Inc.		7.875%	5/1/12	5,350	5,685
Station Casinos Inc.		7.750%	8/15/16	7,660	6,913	C

					31,701

Household Durables	N.M.
Pulte Homes Inc.		8.125%	3/1/11	6,890	6,673

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Household Products	N.M.
American Achievement Corp.		8.250%	4/1/12	$250	$244
Procter and Gamble Co.		8.500%	8/10/09	90	96

					340

Independent Power Producers and Energy Traders	1.0%
Dynegy Holdings Inc.		7.750%	6/1/19	6,530	6,024
NRG Energy Inc.		7.250%	2/1/14	3,130	3,052
NRG Energy Inc.		7.375%	2/1/16	6,791	6,621
NRG Energy Inc.		7.375%	1/15/17	595	580
The AES Corp.		8.750%	5/15/13	11,741	12,255	A
The AES Corp.		7.750%	3/1/14	33,375	33,625	C
The AES Corp.		7.750%	10/15/15	8,070	8,191	A,C
The AES Corp.		8.000%	10/15/17	44,340	45,337	A
TXU Corp.		5.550%	11/15/14	1,560	1,245
TXU Corp.		6.500%	11/15/24	2,850	2,079
TXU Corp.		6.550%	11/15/34	33,925	24,552

					143,561

Industrial Conglomerates	0.1%
General Electric Co.		5.000%	2/1/13	7,055	7,145

Insurance	0.2%
American International Group Inc.		5.850%	1/16/18	5,090	5,123
ASIF Global Financing XIX		4.900%	1/17/13	2,180	2,133	A
Marsh and McLennan Cos. Inc.		5.150%	9/15/10	5,990	5,983
MetLife Capital Trust IV		7.875%	12/15/37	13,000	13,245	A,E
MetLife Inc.		6.400%	12/15/66	2,280	2,090	E
The Travelers Cos. Inc.		6.250%	3/15/67	2,450	2,298	E

					30,872

Internet and Catalog Retail	0.1%
Amazon.com Inc.		4.750%	2/1/09	17,760	21,556	D

IT Services	0.2%
Electronic Data Systems Corp.		7.125%	10/15/09	21,645	22,345
SunGard Data Systems Inc.		9.125%	8/15/13	1,650	1,679

					24,024

Leisure Equipment and Products	0.2%
Eastman Kodak Co.		7.250%	11/15/13	21,264	21,264
Eastman Kodak Co.		3.375%	10/15/33	13,820	14,062	C,D

					35,326

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Machinery	N.M.
Terex Corp.		8.000%	11/15/17	$2,630	$2,663	C

Media	0.8%
CBS Corp.		7.625%	1/15/16	5,500	5,972
Clear Channel Communications Inc.		4.625%	1/15/08	165	165
Clear Channel Communications Inc.		4.250%	5/15/09	2,760	2,620
Clear Channel Communications Inc.		6.250%	3/15/11	6,600	5,973
Clear Channel Communications Inc.		5.500%	9/15/14	8,120	6,189
Comcast Cable Communications Inc.		6.750%	1/30/11	210	220
Comcast Cable Communications Inc.		8.875%	5/1/17	40	48
Comcast Corp.		6.500%	1/15/15	3,760	3,925
Comcast Corp.		6.500%	1/15/17	2,940	3,065
Comcast Corp.		5.875%	2/15/18	10	10
Comcast Corp.		6.950%	8/15/37	7,470	8,062
Comcast MO of Delaware Inc.		9.000%	9/1/08	1,060	1,080
Cox Communications Inc.		7.875%	8/15/09	7,680	8,035	C
CSC Holdings Inc.		6.750%	4/15/12	500	478
CSC Holdings Inc.		7.875%	2/15/18	260	243
CSC Holdings Inc.		7.625%	7/15/18	568	522
DirecTV Holdings LLC		8.375%	3/15/13	2,531	2,632
EchoStar DBS Corp.		7.000%	10/1/13	6,340	6,403
EchoStar DBS Corp.		6.625%	10/1/14	1,185	1,179
EchoStar DBS Corp.		7.125%	2/1/16	20	20
Gannett Co. Inc.		6.375%	4/1/12	4,560	4,740	C
Idearc Inc.		8.000%	11/15/16	8,250	7,569
Lamar Media Corp.		7.250%	1/1/13	1,459	1,459
Lamar Media Corp.		6.625%	8/15/15	2,010	1,955
Liberty Media LLC		5.700%	5/15/13	535	496
Liberty Media LLC		3.750%	2/15/30	170	96	D
News America Inc.		6.200%	12/15/34	240	237
News America Inc.		6.650%	11/15/37	1,320	1,362	A
News America Inc.		6.750%	1/9/38	200	218
R.H. Donnelley Corp.		8.875%	10/15/17	2,000	1,850	A
Time Warner Entertainment Co. LP		8.375%	7/15/33	20	24
Time Warner Inc.		6.875%	5/1/12	5,950	6,265
Time Warner Inc.		7.625%	4/15/31	440	487
Time Warner Inc.		7.700%	5/1/32	5,554	6,171
Viacom Inc.		5.750%	4/30/11	14,870	15,057
Viacom Inc.		6.250%	4/30/16	6,600	6,640

					111,467

Metals and Mining	0.1%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	10,140	10,875
Steel Dynamics Inc.		6.750%	4/1/15	5,890	5,684	A

					16,559

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Multi-Utilities	0.1%
Dominion Resources Inc.		4.125%	2/15/08	$2,000		$1,997
Dominion Resources Inc.		5.125%	12/15/09	1,260		1,272
Dominion Resources Inc.		4.750%	12/15/10	1,010		1,012
Dominion Resources Inc.		5.700%	9/17/12	5,135		5,273

						9,554

Multiline Retail	0.1%
J.C. Penney Co. Inc.		7.400%	4/1/37	690		685
Nordstrom Inc.		6.250%	1/15/18	6,500		6,654
Target Corp.		4.000%	6/15/13	5,340		5,017	C

						12,356

Office Electronics	N.M.
Xerox Corp.		6.750%	2/1/17	1,180		1,230

Oil, Gas and Consumable Fuels	1.7%
Anadarko Petroleum Corp.		5.391%	9/15/09	21,500		21,167	B
Anadarko Petroleum Corp.		6.450%	9/15/36	33,540		34,155
Chesapeake Energy Corp.		6.375%	6/15/15	1,205		1,166	C
Chesapeake Energy Corp.		6.250%	1/15/18	1,970		1,891
Conoco Inc.		6.950%	4/15/29	83		95
ConocoPhillips		8.750%	5/25/10	3,100		3,396
ConocoPhillips		5.900%	10/15/32	10		10
El Paso Corp.		7.000%	6/15/17	69,240		69,312
El Paso Corp.		7.800%	8/1/31	4,277		4,341
El Paso Corp.		7.750%	1/15/32	5,074		5,151
El Paso Natural Gas Co.		8.375%	6/15/32	2,520		2,952
Gazprom		6.950%	8/6/09	546,352	RUB	22,276
Gazprom		6.790%	10/29/09	71,970	RUB	2,929
Gazprom		7.000%	10/27/11	23,990	RUB	978
Hess Corp.		7.875%	10/1/29	4,020		4,758
Hess Corp.		7.300%	8/15/31	14,505		16,293
Kerr-McGee Corp.		6.875%	9/15/11	800		851
Kerr-McGee Corp.		6.950%	7/1/24	2,560		2,735
Kerr-McGee Corp.		7.875%	9/15/31	10,555		12,585
Kinder Morgan Energy Partners LP		6.300%	2/1/09	10		10
Kinder Morgan Energy Partners LP		6.750%	3/15/11	60		63
Kinder Morgan Energy Partners LP		7.125%	3/15/12	7,565		8,086
Kinder Morgan Energy Partners LP		5.000%	12/15/13	1,804		1,750
Kinder Morgan Energy Partners LP		6.000%	2/1/17	5,170		5,170
Kinder Morgan Energy Partners LP		6.950%	1/15/38	1,507		1,582
Peabody Energy Corp.		6.875%	3/15/13	1,085		1,090
Peabody Energy Corp.		5.875%	4/15/16	880		827
Pemex Project Funding Master Trust		6.291%	6/15/10	13		13	A,B
Pemex Project Funding Master Trust		5.724%	12/3/12	104		103	A,B

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Pemex Project Funding Master Trust		6.625%	6/15/35	$850	$896	A
Pemex Project Funding Master Trust		6.625%	6/15/35	20,386	21,488
Seariver Maritime Inc.		0.000%	9/1/12	70	57	I
Texaco Capital Inc.		5.500%	1/15/09	1,600	1,608
The Williams Cos. Inc.		7.500%	1/15/31	990	1,064
The Williams Cos. Inc.		7.750%	6/15/31	530	580	C
XTO Energy Inc.		7.500%	4/15/12	971	1,061

					252,489

Paper and Forest Products	0.1%
Georgia-Pacific Corp.		8.125%	5/15/11	9	9
Weyerhaeuser Co.		6.750%	3/15/12	7,090	7,446

					7,455

Personal Products	N.M.
The Gillette Co.		2.500%	6/1/08	160	159

Pharmaceuticals	0.1%
Wyeth		5.950%	4/1/37	19,765	19,817

Real Estate Investment Trusts	0.1%
Health Care Property Investors Inc.		6.450%	6/25/12	6,240	6,351
Host Marriott LP		6.750%	6/1/16	2,065	2,034
Ventas Inc.		8.750%	5/1/09	770	789
Ventas Inc.		6.750%	6/1/10	800	806
Ventas Inc.		9.000%	5/1/12	440	473
Ventas Inc.		6.750%	4/1/17	850	842

					11,295

Real Estate Management and Development	N.M.
Forest City Enterprises Inc.		7.625%	6/1/15	360	348
Forest City Enterprises Inc.		6.500%	2/1/17	597	540

					888

Road and Rail	N.M.
Hertz Corp.		8.875%	1/1/14	3,285	3,330
Hertz Corp.		10.500%	1/1/16	1,780	1,842
Norfolk Southern Corp.		6.200%	4/15/09	20	21

					5,193

Semiconductors and Semiconductor Equipment	N.M.
Freescale Semiconductor Inc.		8.875%	12/15/14	10	9

Specialty Retail	0.3%
Autozone Inc.		6.950%	6/15/16	10,890	11,619
Home Depot Inc.		4.625%	8/15/10	2,720	2,702
Home Depot Inc.		5.250%	12/16/13	5,510	5,360

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Home Depot Inc.		5.400%	3/1/16	$8,230	$7,798
Limited Brands Inc.		6.125%	12/1/12	16,900	16,532

					44,011

Textiles, Apparel and Luxury Goods	N.M.
Oxford Industries Inc.		8.875%	6/1/11	800	796

Thrifts and Mortgage Finance	0.4%
Countrywide Financial Corp.		4.979%	4/30/08	25,000	23,184	B
Countrywide Financial Corp.		5.076%	6/18/08	30	27	B
Countrywide Financial Corp.		5.384%	1/5/09	30	24	B
Countrywide Home Loans Inc.		5.200%	2/27/08	25,070	23,902	B
Residential Capital LLC		7.814%	4/17/09	2,650	1,881	B
Residential Capital LLC		7.615%	5/22/09	7,170	5,091	B,J
Residential Capital LLC		6.000%	2/22/11	11,835	7,367	J
Residential Capital LLC		6.500%	6/1/12	700	430	J

					61,906

Tobacco	0.1%
Altria Group Inc.		7.000%	11/4/13	2,430	2,717
Altria Group Inc.		7.750%	1/15/27	5,000	6,442	C
Philip Morris Capital Corp.		7.500%	7/16/09	190	194
Reynolds American Inc.		7.875%	5/15/09	730	757	C
Reynolds American Inc.		6.750%	6/15/17	8,430	8,586

					18,696

Wireless Telecommunication Services	0.2%
Nextel Communications Inc.		6.875%	10/31/13	60	59
Nextel Communications Inc.		5.950%	3/15/14	493	463
Nextel Communications Inc.		7.375%	8/1/15	1,980	1,950
Sprint Capital Corp.		6.125%	11/15/08	130	130
Sprint Capital Corp.		8.375%	3/15/12	17,025	18,438
Sprint Capital Corp.		6.900%	5/1/19	720	715
Sprint Capital Corp.		8.750%	3/15/32	3,385	3,816

					25,571

Total Corporate Bonds and Notes (Cost—$2,433,301)					2,364,497

Asset-Backed Securities	4.7%
Fixed Rate Securities	0.4%
Bank One Issuance Trust 2003-C1		4.540%	9/15/10	470	470
Citibank Credit Card Issuance Trust 2003-A3 A3		3.100%	3/10/10	330	329
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	2,119	1,618

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Contimortgage Home Equity Trust 1997-4 B1F		7.330%	10/15/28	$1,227	$860
Green Tree Financial Corp. 1992-2 B		9.150%	1/15/18	177	142
Green Tree Financial Corp. 1993-2		8.000%	7/15/18	525	513
Green Tree Financial Corp. 1996-5		8.100%	7/15/27	3,268	619
Green Tree Home Improvement Loan Trust 1996-A		7.400%	2/15/26	310	276
Lehman ABS Manufactured Housing Contract 2001-B A3		4.350%	5/15/14	3,505	3,293
Lehman ABS Manufactured Housing Contract 2001-B A6		6.467%	8/15/28	2,384	2,355
Merrill Lynch Mortgage Investors Inc. 2005-SD1 A2		5.666%	5/25/46	1,765	1,758
Origen Manufactured Housing Contract Trust 2005-B		5.910%	1/15/37	4,797	4,701
Origen Manufactured Housing Contract Trust 2005-B		5.990%	1/15/37	1,500	1,412
Origen Manufactured Housing Contract Trust 2005-B		6.480%	1/15/37	2,100	1,914
Patrons’ Legacy 2003-IV		5.775%	12/23/63	8,900	8,999	A
Pegasus Aviation Lease Securitization 2000-1 A2		8.370%	3/25/30	2,500	1,462	A
Terwin Mortgage Trust 2006-10SL A1		4.750%	10/25/37	30,759	27,770
UCFC Home Equity Loan 1998-C		5.935%	1/15/30	9	9
Vanderbilt Mortgage Finance 1997-B 1B2		8.155%	10/7/26	219	223
Vanderbilt Mortgage Finance 1997-C		7.830%	8/8/27	408	420
WEF Issuer LLC 2006-A		5.190%	12/15/14	709	711	A

					59,854

Indexed SecuritiesB	4.2%
Ace Securities Corp. Home Equity Loan Trust 2006-SL3		4.889%	6/25/36	1,193	638
AFC Home Equity Loan Trust 2002-2		5.089%	6/25/30	499	487
Asset Backed Securities Corp. Home Equity Loan Trust 2001-HE3		5.568%	11/15/31	283	273
Bear Stearns Asset Backed Securities Inc. 2005-CL1		5.289%	9/25/34	10,653	10,193
Bear Stearns Asset Backed Securities Inc. 2006-1 A		5.069%	2/25/36	2,768	2,671
Bear Stearns Second Lien Trust 2007-SV1A A3		5.039%	12/25/36	3,178	2,225	A
CDC Mortgage Capital Trust 2002-HE1		5.099%	1/25/33	513	499
Countrywide Asset-Backed Certificates 2002-BC1		5.449%	4/25/32	172	169

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Countrywide Asset-Backed Certificates 2003-1		5.129%	6/25/33	$407	$403
Countrywide Asset-Backed Certificates 2003-BC3		5.409%	9/25/33	637	629
Countrywide Asset-Backed Certificates 2006-SD4 A1		5.129%	12/25/36	270	237	A
Countrywide Home Equity Loan Trust 2002-F		5.378%	11/15/28	624	615
Countrywide Home Equity Loan Trust 2006-RES		5.288%	6/15/29	712	617	A
Credit-Based Asset Servicing and Securitization 2007-RP1 A		5.099%	5/25/46	43,771	43,307	A
CS First Boston Mortgage Securities Corp. 2005-AGE1		4.929%	2/25/32	460	460
EMC Mortgage Loan Trust 2002-B A1		5.439%	2/25/41	640	588	A
Fairbanks Capital Mortgage Loan Trust 1999-1 A		5.389%	5/25/28	1,011	1,005	A
Fleet Home Equity Loan Trust 2003-1		4.990%	1/20/33	4,224	4,005
GMAC Mortgage Corp. Loan Trust 2004-HE3 A2VN		5.029%	10/25/34	78,273	72,011
GMAC Mortgage Corp. Loan Trust 2004-VF1 A1		5.539%	2/25/31	6,436	6,199	A
GMAC Mortgage Corp. Loan Trust 2005-HE3 A1VN		5.133%	2/25/36	60,441	55,766
GMAC Mortgage Corp. Loan Trust 2006-HE1 A		4.999%	11/25/36	1,446	1,268
Greenpoint Mortgage Funding Trust 2005-HE1		5.189%	9/25/34	3,350	2,639
GSRPM Mortgage Loan Trust 2004-1 A1		5.269%	9/25/42	2,947	2,941	A
Indymac Home Equity Loan Asset-Backed Trust 2001-A		5.049%	3/25/31	120	116
Lehman XS Trust 2005-5N		5.089%	11/25/35	22,228	21,186
Lehman XS Trust 2005-5N 3A1A		5.089%	11/25/35	5,988	5,681
Lehman XS Trust 2006-2N 1A1		5.049%	2/25/46	280	266
Lehman XS Trust 2006-4N A2A		5.009%	4/25/46	7,161	6,769
Lehman XS Trust 2007-8H A1		4.919%	6/25/37	100,461	99,890
Merrill Lynch Mortgage Investors Trust 2007-SD1 A1		5.239%	2/25/37	114,805	102,535
MSDWCC Heloc Trust 2005-1		4.979%	7/25/17	1,811	1,737
Option One Mortgage Loan Trust 2003-1		5.629%	2/25/33	17	16
Provident Bank Home Equity Loan Trust 2000-2		5.059%	8/25/31	330	323
RAAC 2006-RP3 A		5.059%	5/25/36	58	48	A
RAAC 2006-RP4 A		5.079%	1/25/46	36,825	34,146	A

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Renaissance Home Equity Loan Trust 2005-1		5.119%	5/25/35	$3,000	$2,907
Residential Asset Mortgage Products Inc. 2003-RS4		5.449%	5/25/33	1,023	988
Residential Funding Mortgage Securities II 2003-HS3		5.079%	8/25/33	318	312
Residential Funding Securities Corp. 2002-RP2 A1		5.539%	10/25/32	5,205	5,011	A
SACO I Trust 2006-3 A3		5.019%	4/25/36	4,225	2,774
SACO I Trust 2006-6 A		4.919%	6/25/36	1,136	468
Salomon Brothers Mortgage Securities VII 2002-CIT1		5.089%	3/25/32	564	559
Securitized Asset Backed Receivables LLC 2007-BR3 A2B		5.009%	4/25/37	70,887	54,049
Securitized Asset Backed Receivables LLC Trust 2007-BR2 A2		5.019%	2/25/37	43,270	38,057
SLM Student Loan Trust 2006-10 A2		5.094%	10/25/17	309	309
Southern Pacific Secured Asset Corp. 1998-2		5.129%	7/25/29	23	22
Structured Asset Securities Corp. 2006-ARS1 A1		4.899%	2/25/36	1,389	496	A
Truman Capital Mortgage Loan Trust 2006-1		5.049%	3/25/36	27,409	23,572	A
Vanderbilt Mortgage Finance 1999-D		8.500%	1/7/30	4,100	4,289
Wachovia Asset Securitization Inc. 2002-HE1		5.159%	9/27/32	919	896
Wachovia Asset Securitization Inc. 2002-HE2		5.219%	12/25/32	52	51
Wachovia Asset Securitization Inc. 2003-HE1		5.079%	3/25/33	23	23

					617,341

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-E		6.000%	11/15/09	4,519	150	G,K1

Variable Rate SecuritiesF	0.1%
Countrywide Asset-Backed Certificates 2004-15		4.614%	12/25/32	11,882	11,679
Irwin Home Equity Corp. 2005-1 2A2		4.720%	6/25/35	2,686	2,671

					14,350

Total Asset-Backed Securities (Cost—$755,242)					691,695

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Mortgage-Backed Securities	13.4%
Fixed Rate Securities	2.8%
Banc of America Commercial Mortgage Inc. 2006-1 A4		5.372%	9/10/45	$310	$311
Banc of America Funding Corp. 2003-1		6.000%	5/20/33	479	477
Banc of America Funding Corp. 2006-8T2 A2		5.791%	10/25/36	204	205
BlackRock Capital Finance LP 1997-R3		7.220%	11/25/28	8	8	A
Commercial Capital Access One Inc. 2I		12.000%	11/15/27	2,117	707
Commercial Mortgage Pass-Through Certificates 2001-J1A A2		6.457%	2/16/34	364	379	A
Countrywide Alternative Loan Trust 2003-20CB 1A1		5.500%	10/25/33	23,580	23,396
Credit Suisse Mortgage Capital Certificates 2006-C4 A3		5.467%	9/15/39	1,500	1,512
Criimi Mae Commercial Mortgage Trust 1998-C1		7.000%	6/2/33	68	68	A
CS First Boston Mortgage Securities Corp. 1998-C1 A1B		6.480%	5/17/40	1,334	1,337
GE Capital Commercial Mortgage Corp. 2007-C1 A4		5.543%	12/10/49	32,040	32,403
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2		6.700%	5/15/30	2,111	2,109
GMAC Commercial Mortgage Securities Inc. 1999-C2		6.945%	9/15/33	322	329
GS Mortgage Securities Corp. II 1998-C1		6.620%	10/18/30	3,534	3,539
GS Mortgage Securities Corp. II 2005-GG4		4.680%	7/10/39	18,650	18,193
JP Morgan Chase Commercial Mortgage Pass-Through Certificates 2005-CIBC12		4.895%	9/12/37	3,000	2,903
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-CB15		5.814%	6/12/43	2,370	2,450
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 A3		5.336%	5/15/47	75,000	74,720
JP Morgan Chase Commercial Mortgage Securities Corp. 2007-LDPX A3		5.420%	1/15/49	37,340	37,375
JP Morgan Commercial Mortgage Finance Corp. 1999-C8 A2		7.400%	7/15/31	1,627	1,662
LB-UBS Commercial Mortgage Trust 2000-C3 A2		7.950%	5/15/25	98	104
LB-UBS Commercial Mortgage Trust 2005-C3 A5		4.739%	7/15/30	8,640	8,285
LB-UBS Commercial Mortgage Trust 2005-C3 AAB		4.664%	7/15/30	4,100	4,015
MASTR Reperforming Loan Trust 2005-1 1A1		6.000%	8/25/34	5,399	5,430	A

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
MASTR Reperforming Loan Trust 2005-1 1A3		7.000%	8/25/34	$8,111	$8,559	A
Merrill Lynch/Countrywide Commercial Mortgage 2007-6 A4		5.485%	3/12/51	22,470	22,614
Morgan Stanley Capital I 2005-HQ6		4.989%	8/13/42	21,070	20,509
Morgan Stanley Capital I 2007-IQ14 A4		5.692%	4/15/49	36,175	36,873
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	81,261	80,335	A
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	251	264
Residential Asset Mortgage Products Inc. 2004-SL4		7.500%	7/25/32	2,376	2,296
Residential Asset Mortgage Products Inc. 2005-SL2		7.500%	3/25/32	11,582	11,280
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,652	2,611

					407,258

Indexed SecuritiesB	8.0%
American Home Mortgage Assets Trust 2006-3		4.973%	7/25/46	19,570	18,758
American Home Mortgage Investment Trust 2005-4		5.079%	11/25/45	17,177	16,326
Bayview Commercial Asset Trust 2006-2A A1		5.019%	7/25/36	2,035	1,853	A
Bayview Commercial Asset Trust 2006-SP1 A1		5.059%	4/25/36	2,636	2,505	A
Bear Stearns Mortgage Funding Trust 2006-AR5 1A1		4.949%	12/25/36	1,418	1,347
Bear Stearns Second Lien Trust 2007-SV1A A1		5.009%	12/25/36	10,464	8,894	A
Bear Stearns Structured Products Inc. 2007-R10 A1		5.139%	9/26/37	46,495	46,146	A
Bear Stearns Structured Products Inc. 2007-R11 A1A		6.021%	9/27/37	139,305	136,519	A
Citigroup Mortgage Loan Trust Inc. 2005-5		5.433%	8/25/35	257	260
Citigroup Mortgage Loan Trust Inc. 2005-HE2		5.183%	7/25/35	12,093	11,045	A
Countrywide Alternative Loan Trust 2004-J9 3A4		5.263%	10/25/34	182	182
Countrywide Alternative Loan Trust 2005-38 A3		5.139%	9/25/35	19,083	18,101
Countrywide Alternative Loan Trust 2005-44 1A1		5.119%	10/25/35	22,349	21,319
Countrywide Alternative Loan Trust 2005-44 2A1		5.099%	10/25/35	12,661	12,526

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Countrywide Alternative Loan Trust 2005-56 3A1		5.079%	11/25/35	$15,154	$14,410
Countrywide Alternative Loan Trust 2005-56 4A1		5.099%	11/25/35	7,227	6,869
Countrywide Alternative Loan Trust 2005-59 1A1		5.118%	11/20/35	6,786	6,345
Countrywide Alternative Loan Trust 2005-72 A1		5.059%	1/25/36	5,409	5,100
Countrywide Alternative Loan Trust 2005-J12		5.059%	8/25/35	851	800
Countrywide Alternative Loan Trust 2006-0A2 A5		5.179%	5/20/46	8,080	7,616
Countrywide Alternative Loan Trust 2006-OA1 2A1		5.159%	3/20/46	330	311
Countrywide Alternative Loan Trust 2006-OA17		5.144%	12/20/46	73,168	68,801
Countrywide Alternative Loan Trust 2006-OA18 A2		5.029%	12/25/46	355	321
Countrywide Alternative Loan Trust 2006-OC2 2A3		5.079%	2/25/36	9,400	9,045
Countrywide Home Loans 2005-09 1A1		5.089%	5/25/35	9,571	9,026
Countrywide Home Loans 2005-R3		5.189%	9/25/35	6,921	6,720	A
Countrywide Home Loans 2006-OA5 1A1		4.989%	4/25/46	5,679	5,394
DSLA Mortgage Loan Trust 2006-AR1 1A1A		5.708%	3/19/46	1,670	1,616
DSLA Mortgage Loan Trust 2006-AR1 1A1B		5.708%	3/19/47	1,670	1,512
GMAC Mortgage Corp. Loan Trust 2005-AR6 2A1		5.196%	11/19/35	327	328
Greenpoint Mortgage Funding Trust 2006-AR3 3A1		5.019%	4/25/36	7,292	6,925
Greenpoint Mortgage Funding Trust 2007-AR2 1A1		4.919%	4/25/47	76,647	71,766
GSMPS Mortgage Loan Trust 2005-RP2		5.139%	3/25/35	22,041	21,812	A
GSMPS Mortgage Loan Trust 2005-RP3		5.139%	9/25/35	34,185	33,949	A
Harborview Mortgage Loan Trust 2005-3		5.205%	6/19/35	18,106	17,291
Harborview Mortgage Loan Trust 2005-7		6.233%	6/19/45	7,975	7,561
Harborview Mortgage Loan Trust 2006-13 A		5.145%	11/19/46	173	160
Harborview Mortgage Loan Trust 2006-7		5.165%	10/19/37	3,920	3,657
Harborview Mortgage Loan Trust 2007-4 2A1		5.185%	7/19/47	37,229	35,106
Impac CMB Trust 2003-4 1A1		5.429%	10/25/33	216	206
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.286%	11/25/37	17,360	17,424

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
IndyMac Index Mortgage Loan Trust 2004-AR2 2A1		5.099%	6/25/34	$66	$63
IndyMac Index Mortgage Loan Trust 2006-AR15 A1		4.909%	7/25/36	329	311
La Hipotecaria SA 2007-1GA A		5.500%	12/23/36	373	370	A
Lehman XS Trust 2006-GP2 1A1A		4.859%	6/25/46	1,089	1,061
Luminent Mortgage Trust 2006-7 2A1		4.959%	12/25/36	5,230	4,945
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	1,830	1,809
MASTR Reperforming Loan Trust 2005-2 1A1F		5.139%	5/25/35	6,418	6,339	A
MLCC Mortgage Investors Inc. 2003-B		5.129%	4/25/28	3,165	3,116
Residential Accredit Loans Inc. 2005-QO3 A1		5.189%	10/24/45	2,662	2,523
Residential Accredit Loans Inc. 2006-QO10 A1		4.949%	1/25/37	354	333
Residential Accredit Loans Inc. 2006-QO5 3A1		4.859%	5/25/46	12	12
Residential Accredit Loans Inc. 2006-QO8 1A1A		4.879%	10/25/46	2,830	2,731
Residential Accredit Loans Inc. 2007-QO4 A1A		4.979%	5/25/47	14,789	13,969
Sequoia Mortgage Trust A4		5.143%	11/22/24	13	13
Structured Asset Mortgage Investments Inc. 2006-AR3 11A1		4.999%	4/25/36	6,320	5,995
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		5.075%	8/25/36	41,162	38,066
Thornburg Mortgage Securities Trust 2005-4 A4		4.989%	12/25/35	75,448	75,202
Thornburg Mortgage Securities Trust 2006-1		4.959%	1/25/36	119,509	115,605
Thornburg Mortgage Securities Trust 2006-1 A2		4.939%	1/25/36	7,346	7,316
WaMu Mortgage Pass-Through Certificates, 2005-AR06 2A1A		5.019%	4/25/45	12,955	12,231
WaMu Mortgage Pass-Through Certificates, 2005-AR08 1A1A		5.059%	7/25/45	12,395	11,681
WaMu Mortgage Pass-Through Certificates, 2005-AR1 A1A		5.109%	1/25/45	2,943	2,787
WaMu Mortgage Pass-Through Certificates, 2005-AR11		5.109%	8/25/45	38,266	36,655
WaMu Mortgage Pass-Through Certificates, 2005-AR13 A1A1		5.079%	10/25/45	22,017	20,687
WaMu Mortgage Pass-Through Certificates, 2005-AR13 B10		5.989%	10/25/45	6,320	4,938	A

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A1		5.049%	11/25/45	$19,978	$18,855
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2		5.069%	11/25/45	31,421	29,473
WaMu Mortgage Pass-Through Certificates, 2005-AR17 A1A2		5.079%	12/25/45	19,997	18,944
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A1		5.059%	12/25/45	28,634	26,805
WaMu Mortgage Pass-Through Certificates, 2005-AR19 A1A2		5.079%	12/25/45	31,650	29,903
WaMu Mortgage Pass-Through Certificates, 2007-OA5 A1A		5.703%	5/25/47	1,563	1,489
Zuni Mortgage Loan Trust 2006-OA1		4.919%	8/25/36	29,789	28,484

					1,178,563

Stripped Securities	0.1%
Diversified REIT Trust 2001-1A		0.769%	3/8/10	8,375	167	A,G,K1
FFCA Secured Lending Corp. 1999-1A		1.424%	9/18/25	332	13	A,G,K1
GE Capital Commercial Mortgage Corp. 2005-C4		5.333%	11/10/45	15,020	15,070	K1
GMAC Commercial Mortgage Securities Inc. 1999-CTL1		0.447%	12/15/16	420	—	A,G,K1,L
LB-UBS Commercial Mortgage Trust 2001-C3 X		0.939%	6/15/36	8,565	236	A,G,K1

					15,486

Variable Rate SecuritiesF	2.5%
Banc of America Commercial Mortgage Inc. 2005-5 A4		5.115%	10/10/45	7,630	7,519
Banc of America Commercial Mortgage Inc. 2006-2 A4		5.740%	5/10/45	28,805	29,771
Banc of America Funding Corp. 2005-F 2A1		5.205%	9/20/35	24,122	23,856
Commercial Mortgage Asset Trust 1999-C2		7.546%	11/17/32	384	396
Countrywide Home Loan Mortgage Pass Through Trust 2006-HYB1 2A1		5.338%	3/20/36	256	255
Credit Suisse Mortgage Capital Certificates 2006-C1 A4		5.555%	2/15/39	1,830	1,858
Credit Suisse Mortgage Capital Certificates 2007-C4 A4		5.811%	9/15/39	11,390	11,806
GS Mortgage Securities Corp. II 2007-GG10 A4		5.799%	8/10/45	5,620	5,813
GSR Mortgage Loan Trust 2005-AR7 1A1		5.120%	11/25/35	3,612	3,685
Harborview Mortgage Loan Trust 2006-2		5.430%	2/25/36	6,712	6,684
IndyMac INDX Mortgage Loan Trust 2004-AR15		5.193%	2/25/35	713	706
IndyMac INDX Mortgage Loan Trust 2005-AR1 1A1		5.783%	3/25/35	111	110

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
IndyMac INDX Mortgage Loan Trust 2005-AR13		4.417%	8/25/35	$882	$887
IndyMac INDX Mortgage Loan Trust 2005-AR15		5.099%	9/25/35	10,500	9,972
JP Morgan Chase Commercial Mortgage Securities Corp. 2005-CB13		5.294%	1/12/43	11,800	11,797
JP Morgan Chase Commercial Mortgage Securities Corp. 2006-LDP9 HS		5.749%	5/15/47	5,000	3,661	A
MASTR Adjustable Rate Mortgages Trust 2004-4 3A1		4.172%	5/25/34	2,928	2,903
MASTR Adjustable Rate Mortgages Trust 2006-2 3A1		4.846%	1/25/36	187	186
Merrill Lynch Mortgage Investors Trust 2006-A1 1A1		5.854%	3/25/36	38,684	38,514
Merrill Lynch Mortgage Trust 2005-CKI1		5.244%	11/12/37	18,740	18,679
Merrill Lynch Mortgage Trust 2005-MCP1		4.747%	6/12/43	15,240	14,594
Merrill Lynch Mortgage Trust 2006-C1 A4		5.659%	5/12/39	130	134
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-7 A4		5.750%	6/12/50	5,150	5,291
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-8 A3		5.957%	8/12/49	2,800	2,930
Morgan Stanley Capital I 2007-HQ11 A4		5.447%	2/12/44	1,670	1,674
Morgan Stanley Mortgage Loan Trust 2005-3AR		5.199%	7/25/35	9,014	9,213
Prime Mortgage Trust 2005-2		7.409%	10/25/32	754	779
Structured Adjustable Rate Mortgage Loan Trust 2004-16 5A2		5.070%	11/25/34	42,327	41,451
Thornburg Mortgage Securities Trust 2004-1		6.296%	3/25/44	100	101
Thornburg Mortgage Securities Trust 2007-4 2A1		6.231%	9/25/37	55,514	55,706
Thornburg Mortgage Securities Trust 2007-4 3A1		6.220%	9/25/37	50,664	50,210
WaMu Mortgage Pass-Through Certificates 2005-AR14 1A1		5.056%	12/25/35	306	304
WaMu Mortgage Pass-Through Certificates 2007-HY4 4A1		5.503%	9/25/36	146	147

					361,592

Total Mortgage-Backed Securities (Cost—$2,011,109)					1,962,899

Loan Participations and AssignmentsB	0.5%

Auto Components	N.M.
Allison Transmission Inc., Term Loan, Tranche B		7.900% to 8.000%	3/10/08	1,000	933

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE

Communications Equipment	N.M.
Panamsat Corp., Term Loan, Tranche A		7.223%	1/3/08	$1,800	$1,763

Computers and Peripherals	N.M.
SunGard Data Systems Inc., Term Loan, Tranche B		6.898%	2/8/08	1,975	1,905

Containers and Packaging	N.M.
Amscan Holdings Inc., Term Loan, Tranche B		7.345% to 8.500%	3/31/08	995	918

Diversified Consumer Services	N.M.
Thomson Medical Education, First Lien Term Loan		7.580% to 7.600%	3/31/08	1,000	965

Diversified Financial Services	N.M.
CCM Merger Inc., Term Loan, Tranche B		6.843% to 7.151%	3/28/08	985	944

Electric Utilities	N.M.
TXU, Term Loan		8.396%	2/11/08	1,250	1,227

Health Care Providers and Services	0.1%
Davita Inc., Term Loan, Tranche B1		6.350% to 6.750%	2/25/08	2,000	1,923
Sheridan Healthcare Inc., Term Loan, Tranche B		7.330% to 7.724%	3/31/08	998	929
Vanguard Health Holding Co. II, Replacement Term Loan		7.448%	1/2/08	1,975	1,906

					4,758

Hotels, Restaurants and Leisure	N.M.
Metro-Goldwyn-Mayer Studios Inc., Term Loan, Tranche B		8.108%	3/31/08	1,481	1,370

IT Services	0.3%
First Data Corp., Term Loan, Tranche B2		7.580% to 7.634%	3/31/08	39,810	37,810

Media	0.1%
Carmike Cinemas Inc., Delayed Draw Term Loan		8.650%	3/10/08	752	733
Cedar Fair LP, Term Loan, Tranche B		6.845%	1/31/08	988	934
Charter Communications Operating LLC, Term Loan		6.990%	1/30/08	2,000	1,867
Citadel Communication Group, Term Loan, Tranche B		6.455% to 6.475%	3/28/08	1,000	904

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
CSC Holdings Inc., Incremental Term Loan		6.896%	3/11/08	$987	$932
Idearc Inc., Term Loan, Tranche B		6.830%	3/31/08	993	944
Nielsen Finance LLC, Term Loan, Tranche B		7.146% to 7.493%	2/11/08	1,980	1,875
Tribune Co., Tranche B		7.910%	3/20/08	998	846
Univision Communications, Term Loan, Tranche B		7.095% to 7.210%	1/31/08	966	880
UPC Broadband Holding, Term Loan, Tranche N1		7.130%	1/2/08	1,000	945

					10,860

Multiline Retail	N.M.
Dollar General Corp., Term Loan, Tranche B		7.710%	1/31/08	1,000	915

Paper and Forest Products	N.M.
Georgia-Pacific Corp., First Lien Term Loan		6.580% to 6.896%	3/31/08	987	940

Road and Rail	N.M.
Swift Transportation, Term Loan		7.938%	2/1/08	884	722

Semiconductors and Semiconductor Equipment	N.M.
Sensata Technologies, Term Loan, Tranche B		6.638% to 6.761%	1/29/08	1,481	1,404

Total Loan Participations and Assignments (Cost—$69,580)					67,434

U.S. Government and Agency Obligations	13.2%
Fixed Rate Securities	8.6%
Fannie Mae		5.625%	5/19/11	31,580	32,342	C
Fannie Mae		4.610%	10/10/13	40,690	40,662	C
Fannie Mae		6.000%	4/18/36	18,560	19,903
Farmer Mac		5.125%	8/25/16	410	429
Federal Home Loan Bank		3.875%	8/22/08	8,640	8,616
Federal Home Loan Bank		5.100%	9/19/08	800	805
Federal Home Loan Bank		4.500%	11/5/08	22,500	22,525
Federal Home Loan Bank		5.000%	12/21/15	240	252
Federal Home Loan Bank		5.500%	7/15/36	3,040	3,329	C
Freddie Mac		4.750%	1/18/11	280	289
Freddie Mac		5.250%	2/24/11	16,000	16,215	C
Freddie Mac		5.625%	3/15/11	25,450	26,956	C
Freddie Mac		5.125%	4/18/11	14,440	15,089
Freddie Mac		4.650%	10/10/13	47,200	46,957	C
Freddie Mac		5.450%	11/21/13	18,230	18,382
Freddie Mac		5.300%	5/12/20	75,000	74,965	C

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Freddie Mac		5.625%	11/23/35	$19,270	$19,748
Tennessee Valley Authority		6.250%	12/15/17	40	45
Tennessee Valley Authority		7.125%	5/1/30	840	1,093
Tennessee Valley Authority		5.980%	4/1/36	120	136
United States Treasury Bonds		8.875%	8/15/17	10	14	C
United States Treasury Bonds		5.000%	5/15/37	137,920	150,322	C
United States Treasury Notes		3.750%	5/15/08	25,460	25,490	C
United States Treasury Notes		5.000%	7/31/08	5,835	5,886	C
United States Treasury Notes		4.500%	3/31/09	29,490	29,983	C
United States Treasury Notes		4.625%	7/31/09	44,630	45,669	C
United States Treasury Notes		4.000%	8/31/09	294,060	298,379	C
United States Treasury Notes		4.000%	4/15/10	10	10	C
United States Treasury Notes		4.500%	11/15/10	23,190	24,112	C
United States Treasury Notes		4.875%	5/31/11	11,900	12,542	C
United States Treasury Notes		4.500%	9/30/11	29,420	30,693	C
United States Treasury Notes		4.625%	10/31/11	10,600	11,108	C
United States Treasury Notes		4.750%	1/31/12	230,140	242,582	C
United States Treasury Notes		4.500%	3/31/12	9,720	10,159	C
United States Treasury Notes		4.750%	5/31/12	1,820	1,921	C
United States Treasury Notes		4.875%	6/30/12	180	191
United States Treasury Notes		4.625%	7/31/12	3,330	3,497	C
United States Treasury Notes		5.125%	5/15/16	10	11
United States Treasury Notes		4.250%	11/15/17	29,000	29,505	C

					1,270,812

Indexed SecuritiesB	0.2%
Farmer Mac		4.658%	2/23/09	27,000	27,000

Stripped Securities	0.3%
United States Treasury Bonds		0.000%	11/15/21	37,190	19,629	C,K2
United States Treasury Bonds		0.000%	11/15/24	32,510	14,846	C,K2
United States Treasury Bonds		0.000%	5/15/30	17,830	6,460	C,K2

					40,935

Treasury Inflation-Protected SecuritiesM	4.1%
United States Treasury Inflation-Protected Security		1.875%	7/15/13	8,520	8,780	C
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,289	1,331	C
United States Treasury Inflation-Protected Security		2.000%	1/15/16	38,863	39,883	C
United States Treasury Inflation-Protected Security		2.500%	7/15/16	7,966	8,495	C
United States Treasury Inflation-Protected Security		2.375%	1/15/17	12,722	13,425	C

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
United States Treasury Inflation-Protected Security		2.625%	7/15/17	$4,828	$5,210	C
United States Treasury Inflation-Protected Security		2.375%	1/15/25	77,973	81,859	C
United States Treasury Inflation-Protected Security		2.000%	1/15/26	140,251	139,681	C
United States Treasury Inflation-Protected Security		2.375%	1/15/27	199,335	210,796	C
United States Treasury Inflation-Protected Security		3.625%	4/15/28	24,245	30,716	C
United States Treasury Inflation-Protected Security		3.875%	4/15/29	40,019	52,951	C
United States Treasury Inflation-Protected Security		3.375%	4/15/32	10,334	13,236	C

					606,363

Total U.S. Government and Agency Obligations (Cost—$1,873,516)					1,945,110

U.S. Government Agency Mortgage-Backed Securities	51.5%
Fixed Rate Securities	48.8%
Fannie Mae		6.500%	5/1/14 to 12/1/37	137,809	141,707
Fannie Mae		5.500%	1/1/17 to 3/1/37	714,045	713,413
Fannie Mae		9.500%	11/1/21	1	2
Fannie Mae		5.000%	12/1/22 to 12/1/37	3,461,600	3,380,387	N
Fannie Mae		6.000%	12/1/22	8,530	8,727	N
Fannie Mae		6.000%	4/1/24 to 8/1/37	1,350,170	1,371,276
Fannie Mae		7.000%	8/1/29 to 6/1/32	4,173	4,398
Fannie Mae		7.500%	11/1/29	21	22
Fannie Mae		5.000%	7/1/33 to 9/1/37	436,393	426,132
Fannie Mae		4.500%	12/1/34 to 3/1/35	14,859	14,071
Freddie Mac		6.000%	6/1/08 to 12/1/37	344,367	349,574
Freddie Mac		5.500%	12/1/13 to 5/1/35	12,080	12,076
Freddie Mac		7.000%	10/1/16 to 4/1/32	1,368	1,437
Freddie Mac		6.500%	7/1/29	353	365
Freddie Mac		5.000%	12/1/34 to 11/1/36	427,943	417,817
Government National Mortgage Association		7.500%	3/15/23 to 9/15/31	232	248
Government National Mortgage Association		7.000%	7/15/23 to 7/15/31	736	780
Government National Mortgage Association		6.500%	4/15/28 to 4/15/33	15,485	16,057
Government National Mortgage Association		6.000%	1/15/29 to 11/15/35	77,666	79,603

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Government National Mortgage Association		8.000%	12/15/30 to 1/15/31	$24	$26
Government National Mortgage Association		5.000%	7/15/33 to 11/15/35	73,502	72,285
Government National Mortgage Association		5.500%	7/15/33 to 6/15/35	21,617	21,784
Government National Mortgage Association		6.000%	12/1/37	24,100	24,642	N
Government National Mortgage Association		6.500%	12/1/37	107,800	111,303	N

					7,168,132

Indexed SecuritiesB	2.7%
Fannie Mae		4.804%	6/1/35	15,111	15,185
Fannie Mae		4.345%	8/1/35	1,765	1,760
Fannie Mae		4.618%	9/1/35	9,712	9,706
Fannie Mae		4.699%	9/1/35	3,677	3,683
Fannie Mae		4.605%	10/1/35	3,292	3,291
Fannie Mae		4.693%	10/1/35	4,450	4,449
Fannie Mae		4.774%	10/1/35	3,217	3,226
Fannie Mae		4.892%	10/1/35	2,788	2,791
Fannie Mae		6.891%	10/1/35	21,710	22,356
Fannie Mae		6.892%	10/1/35	4,974	5,122
Fannie Mae		6.913%	10/1/35	34,502	35,530
Fannie Mae		6.877%	11/1/35	14,879	15,321
Fannie Mae		5.281%	12/1/35	518	520
Fannie Mae		6.433%	1/1/37	24,401	25,089
Fannie Mae		5.513%	2/1/37	37,729	38,187
Fannie Mae		5.706%	4/1/37	27,713	28,149
Fannie Mae		5.872%	4/1/37	17,547	17,914
Fannie Mae		6.166%	8/1/37	31,053	31,858
Freddie Mac		4.825%	10/1/35	5,367	5,363
Freddie Mac		5.140%	12/1/35	718	721
Freddie Mac		5.186%	12/1/35	515	517
Freddie Mac		5.814%	2/1/37	66	67
Freddie Mac		6.075%	3/1/37	36,457	37,118
Freddie Mac		5.811%	5/1/37	5,702	5,795
Freddie Mac		5.896%	5/1/37	16,391	16,641
Freddie Mac		5.943%	5/1/37	183	185
Freddie Mac		5.967%	5/1/37	133	135
Freddie Mac		5.796%	6/1/37	2,870	2,916
Freddie Mac		5.907%	7/1/37	44,182	44,762
Freddie Mac		5.903%	8/1/37	13,842	14,069
Government National Mortgage Association		5.349%	8/20/31	3	3

					392,429

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Stripped Securities	N.M.
Financing Corp.		0.000%	11/30/17 to 4/5/19	$1,570	$986	K2

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$7,511,077)					7,561,547

Yankee BondsO	5.9%
Aerospace and Defense	N.M.
Systems 2001 Asset Trust		6.664%	9/15/13	2,390	2,462	A

Automobiles	N.M.
General Motors Nova Scotia Finance Co.		6.850%	10/15/08	1,550	1,527

Commercial Banks	2.1%
Barclays Capital		6.060%	3/20/08	23,100	22,758	A,B
Glitnir Banki Hf		6.330%	7/28/11	10,670	10,431	A
Glitnir Banki Hf		6.375%	9/25/12	18,040	17,697	A
Glitnir Banki Hf		6.693%	6/15/16	19,600	19,745	A,E
Glitnir Banki Hf		7.451%	9/14/49	3,065	2,820	A,E
HSBC Capital Funding LP		4.610%	6/27/49	2,090	1,924	A,E
ICICI Bank Ltd.		6.375%	4/30/22	14,359	12,998	A,E
ICICI Bank Ltd.		6.375%	4/30/22	15,561	13,432	A,C,E
Kaupthing Bank Hf		5.938%	4/12/11	27,860	27,177	A,B
Kaupthing Bank Hf		5.750%	10/4/11	5,550	5,220	A
Kaupthing Bank Hf		7.125%	5/19/16	6,060	5,555	A
Korea Development Bank		5.500%	11/13/12	60	61
Landsbanki Islands Hf		6.100%	8/25/11	28,520	28,108	A
Resona Preferred Global Securities		7.191%	12/29/49	11,630	11,540	A,E
Royal Bank of Scotland Group PLC		7.640%	3/31/49	7,400	7,608	E
Royal Bank of Scotland Group PLC		6.990%	10/29/49	12,030	11,994	A,E
RSHB Capital SA		6.299%	5/15/17	30,690	29,079	A
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	25,685	21,807	A,E
TuranAlem Finance BV		8.250%	1/22/37	29,590	25,299	A
TuranAlem Finance BV		8.250%	1/22/37	30,793	26,251	A

					301,504

Diversified Financial Services	0.4%
Aiful Corp.		5.000%	8/10/10	12,430	12,199	A
Cascadia Ltd.		8.271%	6/13/08	4,100	4,102	A,B
Credit Suisse Guernsey Ltd.		5.860%	5/15/49	40	36	E
European Investment Bank		4.000%	3/3/10	100	101
European Investment Bank		4.625%	3/21/12	50	51
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	7,400	7,009	E
Pemex Finance Ltd.		9.030%	2/15/11	7	7
TNK-BP Finance SA		7.500%	7/18/16	17,280	16,740	A
TNK-BP Finance SA		7.500%	7/18/16	1,650	1,596	A,C

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
TNK-BP Finance SA		6.625%	3/20/17	$11,350	$10,357	A
TNK-BP Finance SA		6.625%	3/20/17	724	660	A

					52,858

Diversified Telecommunication Services	0.3%
British Telecommunications PLC		8.625%	12/15/10	2,315	2,540	J
Deutsche Telekom International Finance BV		5.750%	3/23/16	20,000	20,019	C
Intelsat Bermuda Ltd.		9.250%	6/15/16	1,105	1,111
Koninklijke (Royal) KPN NV		8.000%	10/1/10	14,470	15,519
Telecom Italia Capital SpA		5.250%	11/15/13	1,260	1,245
Telecom Italia Capital SpA		4.950%	9/30/14	3,730	3,592
Telecom Italia Capital SpA		5.250%	10/1/15	6,090	5,933

					49,959

Electric Utilities	N.M.
Hydro-Quebec		6.300%	5/11/11	1,720	1,842

Energy Equipment and Services	0.1%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,970	1,995
Compagnie Generale de Geophysique-Veritas		7.750%	5/15/17	7,494	7,569

					9,564

Foreign Governments	0.9%
Province of British Columbia		4.300%	5/30/13	180	177	C
Russian Federation		7.500%	3/31/30	64,901	74,351	A
United Mexican States		5.625%	1/15/17	374	379
United Mexican States		6.750%	9/27/34	53,566	59,164	C

					134,071

Gas Utilities	0.2%
Intergas Finance BV		6.375%	5/14/17	27,909	25,048	A

Industrial Conglomerates	0.6%
Tyco International Group SA		6.125%	11/1/08	1,738	1,753
Tyco International Group SA		6.125%	1/15/09	644	652
Tyco International Group SA		6.750%	2/15/11	35,798	37,546
Tyco International Group SA		6.375%	10/15/11	15,948	16,505
Tyco International Group SA		6.000%	11/15/13	4,808	4,942
Tyco International Group SA		7.000%	6/15/28	945	1,000
Tyco International Group SA		6.875%	1/15/29	31,995	32,404

					94,802

Insurance	0.2%
Foundation Re Ltd.		9.005%	11/24/08	9,400	9,211	A,B
Merna Reinsurance Ltd.		6.981%	6/30/12	26,450	26,130	A,B

					35,341

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Media	N.M.
Rogers Cable Inc.		7.875%	5/1/12	$687		$752
Rogers Cable Inc.		6.750%	3/15/15	130		137
Shaw Communications Inc.		7.250%	4/6/11	630		647
Sun Media Corp.		7.625%	2/15/13	1,125		1,095

						2,631

Metals and Mining	0.3%
Corporacion Nacional del Cobre—Codelco		4.750%	10/15/14	2,590		2,493	A
Vale Overseas Ltd.		8.250%	1/17/34	770		892
Vale Overseas Ltd.		6.875%	11/21/36	37,075		37,505

						40,890

Oil, Gas and Consumable Fuels	0.6%
Anadarko Finance Co.		7.500%	5/1/31	15,957		17,941
Conoco Funding Co.		6.350%	10/15/11	590		627
Conoco Funding Co.		7.250%	10/15/31	810		948
Gazprom		6.212%	11/22/16	29,470		28,273	A
Gazprom		6.510%	3/7/22	23,180		22,037	A
OPTI Canada Inc.		8.250%	12/15/14	2,405		2,381	A
Petrobras International Finance Co.		6.125%	10/6/16	18,870		19,247
Teekay Shipping Corp.		8.875%	7/15/11	1,729		1,813	C

						93,267

Semiconductors and Semiconductor Equipment	N.M.
NXP BV/NXP Funding LLC		7.875%	10/15/14	595		565
NXP BV/NXP Funding LLC		9.500%	10/15/15	2,660		2,437	C

						3,002

Thrifts and Mortgage Finance	N.M.
Willow Re Ltd.		10.085%	6/16/10	250		255	A,B

Wireless Telecommunication Services	0.2%
America Movil SA de CV		5.625%	11/15/17	13,920		13,601
Rogers Wireless Inc.		6.375%	3/1/14	1,850		1,906
Vodafone Group PLC		5.000%	9/15/15	10,600		10,216

						25,723

Total Yankee Bonds (Cost—$892,677)						874,746

Foreign Government Obligations	1.3%
Canadian Government Bond		5.250%	6/1/12	45,000 CAD		48,121
Canadian Real Return Bond		4.000%	12/1/31	6,949	CAD	9,825	P
Federal Republic of Germany		3.750%	1/4/15	18,440	EUR	26,106
Federative Republic of Brazil		10.000%	1/1/10	—	Q BRL	1

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Federative Republic of Brazil		10.000%	7/1/10	$135	BRL	$71,558
Federative Republic of Brazil		6.000%	5/15/15	19	BRL	16,359
Federative Republic of Brazil		6.000%	5/15/45	22	BRL	18,474

Total Foreign Government Obligations (Cost—$162,716)						190,444

Preferred Stocks	1.2%
AES Trust III		6.750%		71	shs	3,314	C,D
Fannie Mae		5.375%		—	Q	2,452	D
Fannie Mae		7.000%		53		2,448	B
Fannie Mae		8.250%		1,336		34,402	E
Ford Motor Co.		7.500%		16		265	C
Freddie Mac		8.375%		1,992		52,091	E
General Motors Corp.		1.500%		260		4,363	C
General Motors Corp.		5.250%		207		4,009	D
General Motors Corp.		6.250%		128		2,021
General Motors Corp.		7.250%		328		5,219	C
General Motors Corp.		7.250%		56		893	C
General Motors Corp.		7.250%		45		708
General Motors Corp.		7.375%		2,749		53,807	C
General Motors Corp.		7.500%		399		9,661	C
Home Ownership Funding Corp.		1.000%		2		235	A,G
Home Ownership Funding Corp. II		1.000%		1		203	A,G

Total Preferred Stocks (Cost—$185,843)						176,091

Warrants	N.M.
Bear Stearns Trust Certficates 2001-2, Strike Price $97.72				5	wts	48	R
Bear Stearns Trust Certficates 2001-3, Strike Price $99.897				5		39	R

Total Warrants (Cost—$18)						87

Total Long-Term Securities (Cost—$15,895,079)						15,834,550

Investment of Collateral From Securities Lending	13.0%
State Street Navigator Securities Lending Prime Portfolio				1,905,551	shs	1,905,551

Total Investment of Collateral From Securities Lending (Cost—$1,905,551)						1,905,551

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Short-Term Securities	15.0%
Corporate Bonds and Notes	0.4%
Abbey National PLC		4.940%	1/14/08	$11,300		$11,281
Danske Corp.		4.990%	1/17/08	16,800		16,764
Natexis Banques Populaires U.S.		5.145%	1/14/08	11,300		11,280
Nordea North America Inc.		5.040%	1/14/08	16,800		16,770

						56,095

U.S. Government and Agency Obligations	1.2%
Fannie Mae		0.000%	3/17/08	80		79	C,I,S
Fannie Mae		0.000%	3/17/08	162,365		160,975	C,I,S
Fannie Mae		0.000%	3/26/08	4,500		4,457	I,S
Fannie Mae		0.000%	3/31/08	15,180		15,026	I,S
Fannie Mae		0.000%	4/7/08	1,720		1,701	I,S

						182,238

Foreign Government Obligations	0.4%
Bank Negara Malaysia Monetary Notes		0.000%	3/13/08	25,212	MYR	7,557	I
Bank Negara Malaysia Monetary Notes		0.000%	4/10/08	6,509	MYR	1,939	I
Bank Negara Malaysia Monetary Notes		0.000%	4/22/08	85,793	MYR	25,674	I
Bank Negara Malaysia Monetary Notes		0.000%	5/8/08	58,539	MYR	17,455	I

						52,625

Options PurchasedT	0.1%
Barclays Swaption Call, November 2009, Strike Price $4.81				113,400,000	U	1,871
Citigroup Swaption Call, November 2009, Strike Price $4.70				264,490,000	U	4,066
CS First Boston Swaption Call, November 2009, Strike Price $4.81				162,240,000	U	2,677
Eurodollar Futures Put, March 2008, Strike Price $93.25				2,000	U	13
Eurodollar Futures Put, March 2008, Strike Price $93.75				886	U	6
JP Morgan Swaption Call, January 2008, Strike Price $5.1577				57,570,000	U	2,498
Libor Put, March 2008, Strike Price $92.00				5,026	U	—	L
Merrill Swaption Call, September 2009, Strike Price $4.50				2,300,000	U	19

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
U.S. Treasury Note Futures Call, February 2008, Strike Price $132.00				$6,000	U	$94
U.S. Treasury Note Futures Call, February 2008, Strike Price $133.00				1,500	U	23
U.S. Treasury Note Futures Put, February 2008, Strike Price $111.00				34	U	16

						11,283

Repurchase Agreements	12.9%
Deutsche Bank 4.15% dated 12/31/07, to be repurchased at $378,280 on 1/2/08 (Collateral: $380,952 Fannie Mae notes, 5.40% due 12/14/22 value $385,757)				378,193		378,193
Goldman Sachs & Company 4.15% dated 12/31/07, to be repurchased at $645,334 on 1/2/08 (Collateral: $310,000 Tennessee Valley Authority bonds, 5.38% to 8.25% due 4/1/36 to 4/1/56, value $351,844; $299,895 Fannie Mae notes, 5.38% due 4/11/22, value $306,268)				645,185		645,185
Lehman Brothers Inc. 4.15% dated 12/31/07, to be repurchased at $867,006 on 1/2/08 (Collateral: $2,490,820 Resolution Funding Corp principal-only securities, due 1/15/30, value $884,141)				866,806		866,806

						1,890,184

Total Short-Term Securities (Cost—$2,186,556)						2,192,425

Total Investments (Cost—$19,987,186)V	135.8%					19,932,526
Obligation to Return Collateral For Securities Loaned	(13.0)%					(1,905,551)
Other Assets Less Liabilities	(22.8)%					(3,345,649)

Net Assets	100.0%					$14,681,326

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedT
Australia Treasury Bond Futures	March 2008	97	$(109)
Canada Government Bond Futures	March 2008	461	173
Eurodollar Futures	March 2008	11,186	6,984
Eurodollar Futures	June 2008	7,021	6,591
Eurodollar Futures	September 2008	20	58
German Republic Bond Futures	March 2008	10,804	(35,859)
Japanese Yen Futures	March 2008	859	833
LIBOR Futures	March 2008	6,935	10,820
LIBOR Futures	September 2008	3,472	4,144
U.S. Treasury Bond Futures	March 2008	1,144	(1,125)
U.S. Treasury Note Futures	March 2008	1,899	898
United Kingdom Treasury Bond Futures	March 2008	918	230

			$(6,362)

Futures Contracts WrittenT
Australian Dollar Futures	March 2008	809	(186)
British Pound Futures	March 2008	2,896	9,778
Canadian Dollar Futures	March 2008	32	(96)
Euro Currency Futures	March 2008	1,062	565
Swiss Franc Futures	March 2008	50	(16)
U.S. Treasury Note Futures	March 2008	36,085	(4,396)
U.S. Treasury Note Futures	March 2008	345	(177)

			$5,472

Options WrittenT
Barclays Swaption Call, Strike Price $5.34	November 2009	31,450,000	(577)
Barclays Swaption Put, Strike Price $1.60	January 2008	41,800,000	201
Barclays Swaption Put, Strike Price $1.80	January 2008	95,500,000	264
Barclays Swaption Put, Strike Price $1.80	January 2008	29,200,000	69
Barclays Swaption Put, Strike Price $1.80	February 2008	50,200,000	58
Barclays Swaption Put, Strike Price $1.80	February 2008	15,600,000	1
Barclays Swaption Put, Strike Price $1.90	January 2008	34,400,000	62
Barclays Swaption Put, Strike Price $1.90	January 2008	28,300,000	48
Bear Stearns Swaption Call, Strike Price $4.80	April 2008	50,990,000	(731)
Bear Stearns Swaption Call, Strike Price $5.00	April 2008	177,970,000	(4,366)
Bear Stearns Swaption Put, Strike Price $5.30	April 2008	50,990,000	351
Bear Stearns Swaption Put, Strike Price $5.50	April 2008	177,970,000	1,663
Citigroup Swaption Call, Strike Price $5.23	November 2009	73,460,000	(998)
CS First Boston Swaption Call, Strike Price $5.34	November 2009	45,070,000	(828)
Eurodollar Futures Call, Strike Price $95.00	March 2008	1,925	(3,264)
Eurodollar Futures Call, Strike Price $95.50	March 2008	1,394	(182)
Eurodollar Futures Put, Strike Price $95.50	March 2008	3,741	559
Goldman Swaption Call, Strike Price $4.95	September 2009	511,000	(6)
Goldman Swaption Put, Strike Price $1.80	January 2008	29,300,000	58
Goldman Swaption Put, Strike Price $1.80	January 2008	33,900,000	55

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Goldman Swaption Put, Strike Price $5.00	February 2008	218,200,000	$835
Greenwich Swaption Call, Strike Price $4.85	April 2008	49,990,000	(843)
Greenwich Swaption Call, Strike Price $5.16	November 2012	47,500,000	180
Greenwich Swaption Put, Strike Price $5.16	November 2012	47,500,000	(3)
Greenwich Swaption Put, Strike Price $5.35	April 2008	49,990,000	381
JP Morgan Swaption Put, Strike Price $1.80	January 2008	31,100,000	83
JP Morgan Swaption Put, Strike Price $1.80	January 2008	31,800,000	69
JP Morgan Swaption Put, Strike Price $1.80	January 2008	29,400,000	67
JP Morgan Swaption Put, Strike Price $1.80	February 2008	33,600,000	39
JP Morgan Swaption Put, Strike Price $1.80	February 2008	66,300,000	5
JP Morgan Swaption Put, Strike Price $1.90	January 2008	33,200,000	93
JP Morgan Swaption Put, Strike Price $1.90	January 2008	33,300,000	53
Lehman Swaption Put, Strike Price $1.80	January 2008	33,600,000	97
Lehman Swaption Put, Strike Price $1.80	January 2008	30,100,000	66
Lehman Swaption Put, Strike Price $1.90	January 2008	30,100,000	90
Lehman Swaption Put, Strike Price $1.90	January 2008	32,800,000	39
U.S. Treasury Bond Futures Call, Strike Price $116.00	February 2008	1,872	(1,592)
U.S. Treasury Bond Futures Put, Strike Price $109.00	February 2008	773	850
U.S. Treasury Bond Futures Put, Strike Price $112.00	February 2008	398	70
U.S. Treasury Bond Futures Put, Strike Price $113.00	February 2008	1,469	113
U.S. Treasury Bond Futures Put, Strike Price $114.00	February 2008	129	40
U.S. Treasury Bond Futures Put, Strike Price $115.00	February 2008	205	(78)
U.S. Treasury Note Futures Call, Strike Price $110.00	February 2008	574	(280)
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2008	4,948	(11,540)
U.S. Treasury Note Futures Call, Strike Price $113.50	February 2008	2,769	(511)
U.S. Treasury Note Futures Call, Strike Price $114.00	February 2008	2,445	2,084
U.S. Treasury Note Futures Call, Strike Price $116.00	February 2008	1,564	236
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	1,850	977
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	617	276
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2008	2,147	2,306

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
U.S. Treasury Note Futures Put, Strike Price $108.00	February 2008	1,465	$449
U.S. Treasury Note Futures Put, Strike Price $109.00	February 2008	3,004	1,815
U.S. Treasury Note Futures Put, Strike Price $109.00	February 2008	3,077	864
U.S. Treasury Note Futures Put, Strike Price $109.50	February 2008	2,397	1,392
U.S. Treasury Note Futures Put, Strike Price $109.50	February 2008	610	92
U.S. Treasury Note Futures Put, Strike Price $110.00	February 2008	413	82
U.S. Treasury Note Futures Put, Strike Price $110.50	February 2008	4,877	1,783
U.S. Treasury Note Futures Put, Strike Price $112.00	February 2008	3,057	306
USD Put, Strike Price $95.50	June 2008	1,397	127

			$(6,451)

COUNTERPARTY	SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN/LOSS
		RECEIVE		DELIVER
Goldman Sachs International	2/12/2008	EUR	28,857	USD	40,993	$1,224
JPMorgan Chase Bank	3/17/2008	INR	273,586	USD	6,935	(18)
Credit Suisse First Boston (London)	2/12/2008	JPY	6,924,498	USD	61,302	974
Deutsche Bank AG London	2/12/2008	JPY	6,594,775	USD	58,399	911
Morgan Stanley London FX	2/12/2008	JPY	13,222,000	USD	117,081	1,830
UBS AG London	2/12/2008	JPY	3,680,000	USD	32,493	603
Citibank NA	2/12/2008	USD	22,848	EUR	16,024	(594)
Credit Suisse First Boston (London)	2/12/2008	USD	38,667	EUR	27,191	(1,113)
JPMorgan Chase Bank	2/12/2008	USD	52,964	CAD	51,481	777
UBS AG London	2/12/2008	USD	21,625	CAD	20,929	408

						$5,002

N.M.—Not Meaningful.

A

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 10.33% of net assets.

B

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2007.

C	All or a portion of this security is on loan.
D	Convertible Security—Security may be converted into the issuer’s common stock.
E

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

F	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.
G	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
H	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.

Portfolio of Investments—Continued

Western Asset Core Plus Bond Portfolio—Continued

I	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
K

Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

L	Amount less than $1.
M

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

N	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
O	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
P

Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

Q	Amount less than 50.
R	Non-income producing.
S	All or a portion of this security is collateral to cover futures and options contracts written.
T	Options and futures are described in more detail in the notes to financial statements.
U	Par represents actual number of contracts.
V

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$223,366
Gross unrealized depreciation	$(278,026)

Net unrealized depreciation	$(54,660)

†

Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

MXN—Mexican Peso

MYR—Malaysian Ringgit

RUB—Russian Ruble

USD—United States Dollar

Portfolio of Investments

Western Asset High Yield Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Long-Term Securities	94.6%

Corporate Bonds and Notes	82.8%

Aerospace and Defense	1.1%
Alliant Techsystems Inc.		6.750%	4/1/16	$1,815	$1,815
DRS Technologies Inc.		6.875%	11/1/13	280	278
DRS Technologies Inc.		6.625%	2/1/16	1,705	1,684
DRS Technologies Inc.		7.625%	2/1/18	1,500	1,519
L-3 Communications Corp.		7.625%	6/15/12	760	778
L-3 Communications Corp.		6.375%	10/15/15	4,455	4,388

					10,462

Airlines	1.8%
Continental Airlines Inc.		8.750%	12/1/11	2,510	2,366
Continental Airlines Inc.		7.339%	4/19/14	1,455	1,342
Continental Airlines Inc.		8.388%	11/1/20	699	696
DAE Aviation Holdings Inc.		11.250%	8/1/15	7,650	8,071	A
Delta Air Lines Inc.		8.954%	8/10/14	2,060	2,042	A
United Air Lines Inc.		7.032%	10/1/10	846	846
United Air Lines Inc.		7.186%	10/1/12	2,427	2,434

					17,797

Auto Components	1.5%
Allison Transmission		11.000%	11/1/15	1,880	1,711	A
Allison Transmission		11.250%	11/1/15	3,660	3,230	A,B
Visteon Corp.		8.250%	8/1/10	10,377	9,183

					14,124

Automobiles	2.0%
Ford Motor Co.		7.450%	7/16/31	3,400	2,524
General Motors Corp.		7.200%	1/15/11	1,780	1,637
General Motors Corp.		8.250%	7/15/23	2,000	1,590
General Motors Corp.		8.375%	7/15/33	17,180	13,830

					19,581

Beverages	0.1%
Constellation Brands Inc.		7.250%	9/1/16	1,100	1,031

Building Products	1.5%
Associated Materials Inc.		9.750%	4/15/12	2,400	2,448
Associated Materials Inc.		0.000%	3/1/14	9,565	6,121	C
Nortek Inc.		8.500%	9/1/14	2,635	2,108
NTK Holdings Inc.		0.000%	3/1/14	6,875	4,022	C

					14,699

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Chemicals	0.8%

ARCO Chemical Co.		9.800%	2/1/20	$80	$78
Georgia Gulf Corp.		9.500%	10/15/14	3,400	2,711
Georgia Gulf Corp.		10.750%	10/15/16	3,630	2,432
Huntsman International LLC		7.875%	11/15/14	2,120	2,247
Westlake Chemical Corp.		6.625%	1/15/16	547	517

					7,985

Commercial Services and Supplies	1.9%
Allied Security Escrow Corp.		11.375%	7/15/11	6,820	6,411
Allied Waste North America Inc.		6.875%	6/1/17	1,251	1,220
Interface Inc.		10.375%	2/1/10	5,454	5,713
Interface Inc.		9.500%	2/1/14	200	209
Rental Service Corp.		9.500%	12/1/14	3,680	3,293
US Investigations Services Inc.		11.750%	5/1/16	2,140	1,862	A

					18,708

Consumer Finance	2.9%
AmeriCredit Corp.		8.500%	7/1/15	4,305	3,283	A
Ford Motor Credit Co.		8.625%	11/1/10	1,310	1,216
Ford Motor Credit Co.		9.875%	8/10/11	2,875	2,719
Ford Motor Credit Co.		7.993%	1/13/12	5,835	4,901	D
Ford Motor Credit Co.		8.000%	12/15/16	1,865	1,584
GMAC LLC		6.875%	8/28/12	2,120	1,776
GMAC LLC		8.000%	11/1/31	14,795	12,411

					27,890

Containers and Packaging	2.0%
Graham Packaging Co. Inc.		8.500%	10/15/12	260	243
Graham Packaging Co. Inc.		9.875%	10/15/14	3,346	3,078
Graphic Packaging International Corp.		9.500%	8/15/13	5,685	5,614
Greif Inc.		6.750%	2/1/17	3,850	3,763
Plastipak Holdings Inc.		8.500%	12/15/15	2,940	2,940	A
Smurfit-Stone Container Enterprises Inc.		8.000%	3/15/17	4,190	4,049

					19,687

Distributors	0.3%
Keystone Automotive Operations Inc.		9.750%	11/1/13	4,220	3,102

Diversified Consumer Services	0.9%
Education Management LLC		8.750%	6/1/14	5,475	5,495
Education Management LLC		10.250%	6/1/16	785	809
Service Corp. International		7.875%	2/1/13	315	317
Service Corp. International		7.625%	10/1/18	575	578
Service Corp. International		7.500%	4/1/27	1,560	1,435

					8,634

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Diversified Financial Services	2.8%
AAC Group Holding Corp.		0.000%	10/1/12	$5,510	$4,739	C
CCM Merger Inc.		8.000%	8/1/13	3,400	3,205	A
Chukchansi Economic Development Authority		8.000%	11/15/13	185	180	A
DI Finance LLC		9.500%	2/15/13	7,180	7,512
El Paso Performance-Linked		7.750%	7/15/11	155	159	A
Hexion US Finance Corp/Hexion Nova Scotia Finance ULC		9.369%	11/15/14	1,110	1,132	D
Leucadia National Corp.		8.125%	9/15/15	2,340	2,340
Leucadia National Corp.		7.125%	3/15/17	1,400	1,295
The Williams Cos. Inc. Credit Linked Certificate Trust		8.161%	5/1/09	470	473	A,D
Vanguard Health Holding Co. II LLC		9.000%	10/1/14	6,179	5,947

					26,982

Diversified Telecommunication Services	3.7%
Cincinnati Bell Inc.		6.300%	12/1/28	3,160	2,741
Citizens Communications Co.		7.875%	1/15/27	3,585	3,415
Citizens Communications Co.		7.050%	10/1/46	380	308
Hawaiian Telcom Communications Inc.		9.750%	5/1/13	3,733	3,705
Intelsat Corp.		9.000%	8/15/14	80	80
Intelsat Corp.		9.000%	6/15/16	725	730
Level 3 Financing Inc.		9.250%	11/1/14	3,975	3,597
Level 3 Financing Inc.		9.150%	2/15/15	3,475	2,928	D
MetroPCS Wireless Inc.		9.250%	11/1/14	1,315	1,236
NTL Cable PLC		8.750%	4/15/14	510	506
Qwest Communications International Inc.		8.369%	2/15/09	240	240	D
Qwest Communications International Inc.		7.250%	2/15/11	2,652	2,652
Qwest Communications International Inc.		7.500%	2/15/14	5,707	5,693
Qwest Corp.		7.500%	10/1/14	2,035	2,066
Qwest Corp.		6.875%	9/15/33	315	291
Windstream Corp.		8.625%	8/1/16	5,500	5,775

					35,963

Electric Utilities	4.9%
Elwood Energy LLC		8.159%	7/5/26	2,611	2,610
Energy Future Holdings Corp.		10.875%	11/1/17	720	724	A
Energy Future Holdings Corp.		11.250%	11/1/17	31,300	31,613	A,B
IPALCO Enterprises Inc.		8.625%	11/14/11	240	251	E
Midwest Generation LLC		8.560%	1/2/16	2,083	2,223
Orion Power Holdings Inc.		12.000%	5/1/10	4,090	4,458
Texas Competitive Electrics Holdings Co. LLC		10.500%	11/1/16	5,470	5,402	A,B

					47,281

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Energy Equipment and Services	1.2%
Complete Production Services Inc.		8.000%	12/15/16	$3,350	$3,241
Gulfmark Offshore Inc.		7.750%	7/15/14	2,300	2,323
Key Energy Services Inc.		8.375%	12/1/14	3,470	3,548	A
Pride International Inc.		7.375%	7/15/14	1,975	2,029

					11,141

Food and Staples Retailing	0.3%
Delhaize America Inc.		9.000%	4/15/31	2,588	2,992

Food Products	0.4%
Dole Food Co. Inc.		7.250%	6/15/10	4,275	3,890
Dole Food Co. Inc.		8.875%	3/15/11	165	153
Dole Food Co. Inc.		8.750%	7/15/13	290	267

					4,310

Gas Utilities	0.9%
Southern Natural Gas Co.		8.000%	3/1/32	2,280	2,540
Suburban Propane Partners LP		6.875%	12/15/13	6,660	6,460

					9,000

Health Care Equipment and Supplies	0.5%
Advanced Medical Optics Inc.		7.500%	5/1/17	2,030	1,868
Fresenius Medical Care Capital Trust II		7.875%	2/1/08	1,767	1,767
Fresenius Medical Care Capital Trust IV		7.875%	6/15/11	150	155
ReAble Therapeutics Finance LLC		10.875%	11/15/14	1,100	1,081	A

					4,871

Health Care Providers and Services	5.0%
Community Health Systems Inc.		8.875%	7/15/15	5,095	5,191
DaVita Inc.		6.625%	3/15/13	165	164
DaVita Inc.		7.250%	3/15/15	5,425	5,439
HCA Inc.		9.000%	12/15/14	56	54
HCA Inc.		6.375%	1/15/15	2,775	2,345
HCA Inc.		9.250%	11/15/16	4,230	4,441
HCA Inc.		9.625%	11/15/16	9,325	9,861	B
HCA Inc.		7.500%	12/15/23	170	139
HCA Inc.		7.690%	6/15/25	1,870	1,548
IASIS Healthcare LLC		8.750%	6/15/14	450	450
Tenet Healthcare Corp.		6.375%	12/1/11	5,355	4,873
Tenet Healthcare Corp.		7.375%	2/1/13	305	267
Tenet Healthcare Corp.		9.875%	7/1/14	5,755	5,482
Tenet Healthcare Corp.		9.250%	2/1/15	1,870	1,730
U.S. Oncology Holdings Inc.		10.759%	3/15/12	4,515	3,747	B,D
Universal Hospital Services Inc.		8.288%	6/1/15	940	940	D
Universal Hospital Services Inc.		8.500%	6/1/15	1,135	1,146	B

					47,817

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Hotels, Restaurants and Leisure	5.1%
Boyd Gaming Corp.		7.750%	12/15/12	$80	$81
Boyd Gaming Corp.		6.750%	4/15/14	690	657
Buffets Inc.		12.500%	11/1/14	4,105	1,560
Caesars Entertainment Inc.		8.125%	5/15/11	165	154
Denny’s Holdings Inc.		10.000%	10/1/12	1,710	1,644
El Pollo Loco Inc.		11.750%	11/15/13	2,521	2,382
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp.		10.250%	6/15/15	1,945	1,687	A
Herbst Gaming Inc.		7.000%	11/15/14	270	159
Indianapolis Downs LLC and Capital Corp.		11.000%	11/1/12	2,320	2,239	A
Indianapolis Downs LLC and Capital Corp.		15.500%	11/1/13	2,750	2,819	A,B
Inn of the Mountain Gods Resort and Casino		12.000%	11/15/10	5,690	5,918
Las Vegas Sands Corp.		6.375%	2/15/15	415	390
Mandalay Resort Group		9.375%	2/15/10	58	60
MGM MIRAGE		8.500%	9/15/10	85	88
MGM MIRAGE		8.375%	2/1/11	1,750	1,789
MGM MIRAGE		6.750%	9/1/12	125	122
MGM MIRAGE		7.500%	6/1/16	1,850	1,832
MGM MIRAGE		7.625%	1/15/17	2,960	2,923
Pinnacle Entertainment Inc.		8.250%	3/15/12	2,985	3,015
Pinnacle Entertainment Inc.		8.750%	10/1/13	135	137
Quapaw Downstream Development		12.000%	10/15/15	1,490	1,393	A
River Rock Entertainment Authority		9.750%	11/1/11	4,013	4,194
Sbarro Inc.		10.375%	2/1/15	2,895	2,548
Snoqualmie Entertainment Authority		9.063%	2/1/14	3,075	2,906	A,D
Station Casinos Inc.		6.000%	4/1/12	530	472
Station Casinos Inc.		7.750%	8/15/16	2,910	2,626
Station Casinos Inc.		6.625%	3/15/18	1,155	791
The Choctaw Resort Development Enterprise		7.250%	11/15/19	331	319	A
Turning Stone Casino Resort Enterprise		9.125%	9/15/14	995	1,015	A
Wynn Las Vegas LLC		6.625%	12/1/14	3,750	3,684	A

					49,604

Household Durables	1.9%
American Greetings Corp.		7.375%	6/1/16	260	253
Jarden Corp.		7.500%	5/1/17	3,335	2,868
K Hovnanian Enterprises Inc.		6.250%	1/15/16	2,245	1,527
K Hovnanian Enterprises Inc.		7.500%	5/15/16	1,570	1,099
K Hovnanian Enterprises Inc.		8.625%	1/15/17	505	369
KB HOME		8.625%	12/15/08	2,000	1,960
KB HOME		7.750%	2/1/10	2,560	2,368
Norcraft Cos.		9.000%	11/1/11	6,100	6,191
Norcraft Holdings LP		0.000%	9/1/12	2,090	1,881	C

					18,516

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Household Products	0.2%
American Achievement Corp.		8.250%	4/1/12	$975	$951
Visant Holding Corp.		8.750%	12/1/13	1,395	1,402

					2,353

Independent Power Producers and Energy Traders	4.8%
Dynegy Holdings Inc.		7.750%	6/1/19	9,870	9,105
Edison Mission Energy		7.750%	6/15/16	2,190	2,256
Edison Mission Energy		7.200%	5/15/19	1,410	1,385
Edison Mission Energy		7.625%	5/15/27	2,595	2,439
Mirant Mid Atlantic LLC		9.125%	6/30/17	2,232	2,472
Mirant Mid Atlantic LLC		10.060%	12/30/28	604	722
Mirant North America LLC		7.375%	12/31/13	3,825	3,835
NRG Energy Inc.		7.250%	2/1/14	860	838
NRG Energy Inc.		7.375%	2/1/16	8,930	8,707
NRG Energy Inc.		7.375%	1/15/17	3,045	2,969
The AES Corp.		9.375%	9/15/10	200	210
The AES Corp.		8.750%	5/15/13	1,152	1,202	A
The AES Corp.		7.750%	3/1/14	395	398
The AES Corp.		8.000%	10/15/17	9,210	9,417	A

					45,955

IT Services	1.5%
Ceridian Corp.		12.250%	11/15/15	2,100	1,958	A,B
First Data Corp.		9.875%	9/24/15	4,910	4,566	A
SunGard Data Systems Inc.		9.125%	8/15/13	430	438
SunGard Data Systems Inc.		10.250%	8/15/15	7,155	7,316

					14,278

Machinery	0.3%
American Railcar Industries Inc.		7.500%	3/1/14	1,250	1,181
Terex Corp.		7.375%	1/15/14	1,230	1,246

					2,427

Media	7.3%
Affinion Group Inc.		10.125%	10/15/13	2,825	2,857
Affinion Group Inc.		11.500%	10/15/15	3,455	3,390
Cablevision Systems Corp.		8.000%	4/15/12	1,100	1,067
CCH I Holdings LLC		11.750%	5/15/14	7,195	4,551
CCH I Holdings LLC		12.125%	1/15/15	2,270	1,430
CCH I Holdings LLC		11.000%	10/1/15	8,824	7,192
CCH II Holdings LLC		10.250%	9/15/10	2,740	2,685
CCH II Holdings LLC		10.250%	10/1/13	125	120
Charter Communications Holdings LLC		11.750%	5/15/11	980	759
Charter Communications Holdings LLC		12.125%	1/15/12	1,185	871

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Charter Communications Operating LLC		8.000%	4/30/12	$700	$676	A
CMP Susquehanna Corp.		9.875%	5/15/14	4,025	3,019
CSC Holdings Inc.		8.125%	7/15/09	325	330
CSC Holdings Inc.		8.125%	8/15/09	475	483
CSC Holdings Inc.		7.625%	4/1/11	915	913
CSC Holdings Inc.		6.750%	4/15/12	4,030	3,854
Dex Media Inc.		0.000%	11/15/13	275	250	C
Dex Media Inc.		0.000%	11/15/13	145	132	C
Dex Media West LLC		9.875%	8/15/13	105	109
EchoStar DBS Corp.		7.000%	10/1/13	3,440	3,474
EchoStar DBS Corp.		6.625%	10/1/14	270	269
EchoStar DBS Corp.		7.125%	2/1/16	1,700	1,734
Idearc Inc.		8.000%	11/15/16	3,080	2,826
ION Media Networks Inc.		8.493%	1/15/12	1,760	1,714	A,D
ION Media Networks Inc.		11.000%	7/31/13	1	—	F,G
Lamar Media Corp.		6.625%	8/15/15	1,475	1,434
R.H. Donnelley Corp.		6.875%	1/15/13	5,305	4,748
R.H. Donnelley Corp.		6.875%	1/15/13	3,120	2,792
R.H. Donnelley Corp.		8.875%	1/15/16	650	608
R.H. Donnelley Corp.		8.875%	10/15/17	4,190	3,876	A
TL Acquisitions Inc.		10.500%	1/15/15	3,545	3,408	A
TL Acquisitions Inc.		0.000%	7/15/15	3,145	2,488	A,C
Tube City IMS Corp.		9.750%	2/1/15	4,575	4,117
XM Satellite Radio Inc.		9.411%	5/1/13	1,865	1,753	D
XM Satellite Radio Inc.		9.750%	5/1/14	690	668

					70,597

Metals and Mining	3.2%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	13,170	14,125
Metals USA Holdings Corp.		11.231%	7/1/12	2,615	2,144	A,B,D
Metals USA Inc.		11.125%	12/1/15	4,520	4,678
Noranda Aluminium Acquisition Corp.		8.738%	5/15/15	940	790	A,B,D
Noranda Aluminium Holding Corp.		10.488%	11/15/14	2,560	2,176	A,B,D
Ryerson Inc.		12.000%	11/1/15	5,525	5,456	A
Steel Dynamics Inc.		7.375%	11/1/12	1,475	1,482	A

					30,851

Multiline Retail	1.5%
Dollar General Corp.		11.875%	7/15/17	7,470	5,883	A,B
The Neiman-Marcus Group Inc.		9.000%	10/15/15	2,055	2,119	B
The Neiman-Marcus Group Inc.		10.375%	10/15/15	4,625	4,816
The Neiman-Marcus Group Inc.		7.125%	6/1/28	2,010	1,809

					14,627

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Oil, Gas and Consumable Fuels	8.4%
ANR Pipeline Inc.		9.625%	11/1/21	$1,364	$1,819
Belden and Blake Corp.		8.750%	7/15/12	8,195	8,277
Chesapeake Energy Corp.		7.500%	6/15/14	370	376
Chesapeake Energy Corp.		6.375%	6/15/15	2,065	1,998
Chesapeake Energy Corp.		6.625%	1/15/16	250	244
Chesapeake Energy Corp.		6.500%	8/15/17	2,525	2,437
Chesapeake Energy Corp.		6.250%	1/15/18	2,515	2,414
Colorado Interstate Gas Co.		6.800%	11/15/15	1,175	1,223
El Paso Corp.		7.750%	6/15/10	1,568	1,637
El Paso Corp.		7.875%	6/15/12	350	364
El Paso Corp.		8.050%	10/15/30	4,040	4,207
El Paso Corp.		7.800%	8/1/31	4,190	4,252
El Paso Corp.		7.750%	1/15/32	205	208
El Paso Natural Gas Co.		8.375%	6/15/32	1,600	1,874
Enterprise Products Operating LP		8.375%	8/1/66	3,640	3,727	C
Exco Resources Inc.		7.250%	1/15/11	6,048	5,821
International Coal Group Inc.		10.250%	7/15/14	3,120	2,980
Mariner Energy Inc.		7.500%	4/15/13	1,210	1,165
Mariner Energy Inc.		8.000%	5/15/17	1,405	1,337
Northwest Pipelines Corp.		7.000%	6/15/16	155	165
Overseas Shipholding Group		8.250%	3/15/13	2,020	2,050
Parker Drilling Co.		9.625%	10/1/13	3,673	3,903
Petrohawk Energy Corp.		9.125%	7/15/13	1,680	1,768
SemGroup LP		8.750%	11/15/15	4,020	3,819	A
SESI LLC		6.875%	6/1/14	135	130
Sonat Inc.		7.625%	7/15/11	95	97
Stone Energy Corp.		8.250%	12/15/11	795	795
Stone Energy Corp.		6.750%	12/15/14	1,635	1,516
The Williams Cos. Inc.		7.875%	9/1/21	335	371
The Williams Cos. Inc.		7.500%	1/15/31	970	1,043
The Williams Cos. Inc.		8.750%	3/15/32	7,559	9,241
Transcontinental Gas Pipe Line Corp.		8.875%	7/15/12	1,060	1,198
VeraSun Energy Corp.		9.375%	6/1/17	4,205	3,669	A
W&T Offshore Inc.		8.250%	6/15/14	2,380	2,231	A
Whiting Petroleum Corp.		7.250%	5/1/12	195	192
Whiting Petroleum Corp.		7.000%	2/1/14	2,350	2,327

					80,875

Paper and Forest Products	1.6%
Abitibi-Consolidated Finance		7.875%	8/1/09	420	400
Appleton Papers Inc.		8.125%	6/15/11	650	638
Appleton Papers Inc.		9.750%	6/15/14	4,225	4,183
NewPage Corp.		10.000%	5/1/12	2,330	2,342	A

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
NewPage Corp.		11.161%	5/1/12	$6,165	$6,358	D
Newpage Holding Corp.		11.818%	11/1/13	1,440	1,382	B,D

					15,303

Pharmaceuticals	0.7%
Leiner Health Products Inc.		11.000%	6/1/12	9,460	6,433

Real Estate Investment Trusts	0.4%
Ventas Inc.		8.750%	5/1/09	1,616	1,656
Ventas Inc.		9.000%	5/1/12	762	819
Ventas Inc.		6.750%	4/1/17	910	901

					3,376

Real Estate Management and Development	1.0%
Ashton Woods USA LLC		9.500%	10/1/15	2,160	1,383
Forest City Enterprises Inc.		7.625%	6/1/15	465	449
Forest City Enterprises Inc.		6.500%	2/1/17	2,010	1,819
Kimball Hill Inc.		10.500%	12/15/12	960	326
Realogy Corp.		10.500%	4/15/14	640	478	A
Realogy Corp.		12.375%	4/15/15	7,535	4,747	A

					9,202

Road and Rail	2.0%
Hertz Corp.		8.875%	1/1/14	4,235	4,293
Hertz Corp.		10.500%	1/1/16	7,015	7,261
Kansas City Southern Railway		7.500%	6/15/09	2,675	2,678
Saint Acquisition Corp.		12.619%	5/15/15	3,835	1,980	A,D
Saint Acquisition Corp.		12.500%	5/15/17	5,160	2,664	A

					18,876

Semiconductors and Semiconductor Equipment	0.1%
Freescale Semiconductor Inc.		8.875%	12/15/14	1,095	977

Software	0.4%
Activant Solutions Inc.		9.500%	5/1/16	3,030	2,621
Vangent Inc.		9.625%	2/15/15	915	785

					3,406

Specialty Retail	0.8%
AutoNation Inc.		7.243%	4/15/13	2,010	1,854	D
Blockbuster Inc.		9.000%	9/1/12	3,405	2,911
Eye Care Centers of America Inc.		10.750%	2/15/15	560	594
Michaels Stores Inc.		10.000%	11/1/14	1,950	1,853

					7,212

Textiles, Apparel and Luxury Goods	0.5%
Levi Strauss and Co.		9.750%	1/15/15	565	563
Levi Strauss and Co.		8.875%	4/1/16	2,335	2,259

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Oxford Industries Inc.		8.875%	6/1/11	$1,644	$1,636
Simmons Co.		0.000%	12/15/14	855	633	C

					5,091

Thrifts and Mortgage Finance	0.5%
Residential Capital LLC		8.544%	4/17/09	2,135	1,052	A,D
Residential Capital LLC		7.875%	6/30/10	1,980	1,267	H
Residential Capital LLC		7.500%	2/22/11	3,470	2,160	E

					4,479

Tobacco	0.7%
Alliance One International Inc.		8.500%	5/15/12	1,990	1,940
Alliance One International Inc.		11.000%	5/15/12	2,950	3,083
Reynolds American Inc.		6.500%	7/15/10	1,330	1,362

					6,385

Trading Companies and Distributors	1.6%
Ashtead Capital Inc.		9.000%	8/15/16	4,592	4,064	A
H&E Equipment Services Inc.		8.375%	7/15/16	5,940	5,494
Penhall International Corp.		12.000%	8/1/14	6,305	5,864	A

					15,422

Transportation Infrastructure	0.8%
Hawker Beechcraft Acquisition Co.		8.875%	4/1/15	5,935	5,876	A,B
Hawker Beechcraft Acquisition Co.		9.750%	4/1/17	2,275	2,263	A

					8,139

Wireless Telecommunication Services	1.0%
ALLTEL Communications Inc.		10.375%	12/1/17	2,570	2,377	A,B
Rural Cellular Corp.		9.875%	2/1/10	1,575	1,634
Rural Cellular Corp.		8.250%	3/15/12	2,775	2,879
Rural Cellular Corp.		8.124%	6/1/13	2,685	2,726	D

					9,616

Total Corporate Bonds and Notes (Cost—$844,829)					798,508

Mortgage-Backed Securities	N.M.
Fixed Rate Securities	N.M.
Ocwen Residential Mortgage Corp. 1998-R1		7.000%	10/25/40	258	15	I

Variable Rate SecuritiesH	N.M.
BlackRock Capital Finance LP 1996-R1		9.580%	9/25/26	773	387	I

Total Mortgage-Backed Securities (Cost—$748)					402

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Yankee BondsJ	9.4%
Biotechnology	N.M.
FMC Finance III SA		6.875%	7/15/17	$10	$10	A

Chemicals	0.7%
Methanex Corp.		8.750%	8/15/12	2,507	2,689
Montell Finance Co. BV		8.100%	3/15/27	4,995	3,796	A

					6,485

Commercial Banks	0.4%
ATF Capital BV		9.250%	2/21/14	1,105	1,116	A
TuranAlem Finance BV		8.250%	1/22/37	1,720	1,471	A
TuranAlem Finance BV		8.250%	1/22/37	1,585	1,351	A

					3,938

Containers and Packaging	0.2%
Smurfit Capital Funding PLC		7.500%	11/20/25	2,225	2,103

Diversified Financial Services	0.5%
Basell AF SCA		8.375%	8/15/15	2,595	2,095	A
Petroplus Finance Ltd.		6.750%	5/1/14	1,110	1,034	A
Petroplus Finance Ltd.		7.000%	5/1/17	2,065	1,890	A

					5,019

Diversified Telecommunication Services	2.5%
Intelsat Bermuda Ltd.		9.250%	6/15/16	2,605	2,618
Intelsat Bermuda Ltd.		11.250%	6/15/16	7,265	7,501
Nordic Telephone Co. Holdings ApS		8.875%	5/1/16	5,305	5,438	A
NTL Cable PLC		9.125%	8/15/16	6,400	6,336
Wind Acquisition Finance SA		10.750%	12/1/15	2,605	2,839	A

					24,732

Energy Equipment and Services	0.2%
Compagnie Generale de Geophysique-Veritas		7.500%	5/15/15	1,950	1,974

Foreign Government	0.7%
Russian Federation		7.500%	3/31/30	5,890	6,747	A

Independent Power Producers and Energy Traders	0.2%
AES China Generating Co. Ltd.		8.250%	6/26/10	1,705	1,658

Media	0.4%
Sun Media Corp.		7.625%	2/15/13	3,880	3,778

Metals and Mining	0.5%
Novelis Inc.		7.250%	2/15/15	5,125	4,817

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Oil, Gas and Consumable Fuels	0.7%
Corral Finans AB		10.243%	4/15/10	$2,229		$2,028	A,B,D
OPTI Canada Inc.		7.875%	12/15/14	30		29	A
OPTI Canada Inc.		8.250%	12/15/14	2,645		2,619	A
Teekay Shipping Corp.		8.875%	7/15/11	1,662		1,743

						6,419

Paper and Forest Products	0.7%
Abitibi-Consolidated Co. of Canada		8.491%	6/15/11	1,100		869	D
Abitibi-Consolidated Co. of Canada		6.000%	6/20/13	5		4
Abitibi-Consolidated Co. of Canada		8.375%	4/1/15	400		297
Abitibi-Consolidated Inc.		8.550%	8/1/10	2,280		1,995
Abitibi-Consolidated Inc.		7.750%	6/15/11	1,230		959
Abitibi-Consolidated Inc.		7.400%	4/1/18	4,360		2,867

						6,991

Road and Rail	0.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV		9.375%	5/1/12	2,510		2,629
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.625%	12/1/13	540		533
Grupo Transportacion Ferroviaria Mexicana SA de CV		7.375%	6/1/14	1,380		1,342	A

						4,504

Semiconductors and Semiconductor Equipment	0.4%
NXP BV/NXP Funding LLC		7.875%	10/15/14	2,895		2,750
NXP BV/NXP Funding LLC		9.500%	10/15/15	1,330		1,219

						3,969

Wireless Telecommunication Services	0.8%
Rogers Wireless Inc.		7.250%	12/15/12	1,060		1,149
True Move Co. Ltd.		10.750%	12/16/13	5,505		5,560	A
True Move Co. Ltd.		10.750%	12/16/13	865		862	A

						7,571

Total Yankee Bonds (Cost—$94,920)						90,715

Preferred Stocks	0.6%
Fannie Mae		8.250%		88	shs	2,266	C
Freddie Mac		8.375%		114		2,968	C
ION Media Networks Inc.		12.000%		—	K	36

Total Preferred Stocks (Cost—$5,132)						5,270

Warrants	N.M.
Next Generation Network Inc.				3	wts	—	F,I,L

Total Warrants (Cost—$—)F						—	F

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Loan Participations and AssignmentsD	1.8%
Auto Components	0.4%
Allison Transmission Inc., Term Loan, Tranche B		7.900% to 8.000%	3/10/08	$4,250		$3,966

Containers and Packaging	0.4%
Berry Plastics Holding Corp., Term Loan		12.438%	1/7/08	4,542		3,861

Independent Power Producers and Energy Traders	0.2%
Dynegy Holdings Inc., Term Loan, Tranche B		6.752%	1/7/08	2,000		1,874

IT Services	0.8%
First Data Corp., Term Loan, Tranche B1		7.580% to 7.634%	3/25/08	7,500		7,123

Total Loan Participations and Assignments (Cost—$17,273)						16,824

Total Long-Term Securities (Cost—$962,902)						911,719

Short-Term Securities	3.2%
Foreign Government Obligations	0.6%
Egypt Treasury Bills		0.000%	11/4/08	18,250	EGP	3,111	M
Egypt Treasury Bills		0.000%	11/11/08	17,725	EGP	3,010	M

						6,121

Repurchase Agreement	2.6%
Goldman Sachs & Company 4.15%, dated 12/31/07, to be repurchased at $25,204 on 1/2/08 (Collateral: $24,600 Freddie Mac bond, 4.875%, due 2/9/10, value $25,707)				25,198		25,198

Total Short-Term Securities (Cost—$31,397)						31,319

Total Investments (Cost—$994,299)N	97.7%					942,587
Other Assets Less Liabilities	2.3%					21,847

Net Assets	100.0%					$964,434

N.M.—Not Meaningful.

A

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 22.45% of net assets.

Portfolio of Investments—Continued

Western Asset High Yield Portfolio—Continued

B	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
C

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

D

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2007.

E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Amount less than $1.
G	Convertible Security—Security may be converted into the issuer’s common stock.
H	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.
I	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
J	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
K	Amount less than 50.
L	Non-income producing.
M	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
N

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,944
Gross unrealized depreciation	(58,649)

Net unrealized depreciation	$(51,705)

†	Securities are denominated in U.S. Dollars, unless otherwise noted.

EGP—Egyptian Pound

Portfolio of Investments

Western Asset Inflation Indexed Plus Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE
Long-Term Securities	97.2%

Corporate Bonds and Notes	2.4%
Consumer Finance	0.7%
SLM Corp.		4.035%	2/1/10	$1,500	$1,363	A
SLM Corp.		5.375%	1/15/13	2,775	2,482
SLM Corp.		5.375%	5/15/14	1,580	1,405	B

					5,250

Diversified Financial Services	0.6%
J.P. Morgan and Co. Inc.		7.214%	2/15/12	2,690	2,772	A
TNK-BP Finance SA		7.875%	3/13/18	2,350	2,321	C

					5,093

Electric Utilities	0.5%
Energy Future Holdings Corp.		10.875%	11/1/17	770	774	C
Energy Future Holdings Corp.		11.250%	11/1/17	3,080	3,110	C,D

					3,884

Oil, Gas and Consumable Fuels	0.3%
The Williams Cos. Inc.		8.750%	3/15/32	1,900	2,323

Thrifts and Mortgage Finance	0.3%
Residential Capital LLC		7.500%	2/22/11	3,500	2,179	B,E

Total Corporate Bonds and Notes (Cost—$19,462)					18,729

Asset-Backed Securities	0.1%
Indexed SecuritiesA	0.1%
Bear Stearns Asset Backed Securities Inc. 2003-ABF1		5.159%	2/25/34	181	174
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		5.529%	10/25/32	158	152
Countrywide Asset-Backed Certificates 2002-1		5.349%	8/25/32	43	43
EMC Mortgage Loan Trust 2003-B		5.339%	11/25/41	498	489	C
GSRPM Mortgage Loan Trust 2003-2		5.489%	6/25/33	327	328
Residential Asset Mortgage Products Inc. 2003-RS2		5.129%	3/25/33	45	41

Total Asset-Backed Securities (Cost—$1,253)					1,227

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE
Mortgage-Backed Securities	0.2%
Indexed SecuritiesA	0.2%
Credit Suisse First Boston Mortgage Securities Corp. 2001-28		5.439%	11/25/31	$692	$685
Crusade Global Trust 2003-2		5.156%	9/18/34	723	722	F

Total Mortgage-Backed Securities (Cost—$1,398)					1,407

U.S. Government and Agency Obligations	83.0%

Treasury Inflation-Protected SecuritiesG	83.0%
United States Treasury Inflation-Protected Security		3.875%	1/15/09	25,415	26,165	B
United States Treasury Inflation-Protected Security		4.250%	1/15/10	13,945	14,880	B
United States Treasury Inflation-Protected Security		0.875%	4/15/10	35,841	35,721	B,H
United States Treasury Inflation-Protected Security		3.500%	1/15/11	29,488	31,713	B
United States Treasury Inflation-Protected Security		2.375%	4/15/11	12,673	13,210	B
United States Treasury Inflation-Protected Security		2.000%	4/15/12	9,472	9,817	B
United States Treasury Inflation-Protected Security		3.000%	7/15/12	26,888	29,121	B
United States Treasury Inflation-Protected Security		1.875%	7/15/13	35,866	36,959	B
United States Treasury Inflation-Protected Security		2.000%	1/15/14	31,908	32,957	B
United States Treasury Inflation-Protected Security		2.000%	7/15/14	22,034	22,766	B
United States Treasury Inflation-Protected Security		1.625%	1/15/15	39,181	39,337
United States Treasury Inflation-Protected Security		1.875%	7/15/15	34,659	35,327	B
United States Treasury Inflation-Protected Security		2.000%	1/15/16	22,610	23,204	B
United States Treasury Inflation-Protected Security		2.500%	7/15/16	25,428	27,117	B
United States Treasury Inflation-Protected Security		2.375%	1/15/17	24,802	26,171	B
United States Treasury Inflation-Protected Security		2.625%	7/15/17	24,193	26,103	B
United States Treasury Inflation-Protected Security		2.375%	1/15/25	45,016	47,260	B
United States Treasury Inflation-Protected Security		2.000%	1/15/26	40,042	39,879	B

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE
United States Treasury Inflation-Protected Security		2.375%	1/15/27	$4,372		$4,623	B
United States Treasury Inflation-Protected Security		3.625%	4/15/28	38,738		49,077	B
United States Treasury Inflation-Protected Security		3.875%	4/15/29	46,463		61,476	B

Total U.S. Government and Agency Obligations (Cost—$605,907)						632,883

U.S. Government Agency Mortgage-Backed Securities	9.0%
Fixed Rate Securities	9.0%
Fannie Mae		6.000%	11/1/37	22,372		22,720
Fannie Mae		5.000%	12/1/37	25,600		24,976	I
Freddie Mac		6.000%	12/1/37	20,700		21,009

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$68,772)						68,705

Yankee BondsF	1.5%
Commercial Banks	0.8%
Glitnir Banki Hf		6.693%	6/15/16	1,760		1,773	C,J
Kaupthing Bank Hf		7.125%	5/19/16	2,940		2,696	C
RSHB Capital SA		6.299%	5/15/17	1,500		1,421	C

						5,890

Foreign Government	0.5%
Russian Federation		7.500%	3/31/30	3,337		3,823	C

Metals and Mining	0.2%
Vale Overseas Ltd.		6.875%	11/21/36	1,463		1,480

Total Yankee Bonds (Cost—$11,261)						11,193

Foreign Government Obligations	1.0%
Canadian Real Return Bond		3.000%	12/1/36	959	CAD	1,205	K
Federative Republic of Brazil		6.000%	5/15/45	4	BRL	3,042	K
Kingdom of Sweden Inflation-Protected Notes		3.500%	12/1/28	14,480	SEK	3,315	K

Total Foreign Government Obligations (Cost—$6,252)						7,562

Total Long-Term Securities (Cost—$714,305)						741,706

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE
Investment of Collateral From Securities Lending	25.3%
State Street Navigator Securities Lending Prime Portfolio				$192,816 shs	$192,816

Total Investment of Collateral From Securities Lending (Cost—$192,816)					192,816

Short-Term Securities	4.8%
Repurchase Agreement	4.8%
Goldman Sachs & Company 4.15%, dated 12/31/07, to be repurchased at $36,422 on 1/2/08 (Collateral: $36,195 Freddie Mac note, 5.125%, due 8/14/08, value $37,145)				36,414	36,414

Total Short-Term Securities (Cost—$36,414)					36,414

Total Investments (Cost—$943,535)L	127.3%				970,936
Obligation to return collateral from securities lending	(25.3)%				(192,816)
Other Assets Less Liabilities	(2.0)%				(15,253)

Net Assets	100.0%				$762,867

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Eurodollar Futures	March 2008	402	$454
LIBOR Futures	March 2008	402	57
LIBOR Futures	September 2008	200	43
U.S. Treasury Note Futures	March 2008	353	118

			$672

Futures Contracts WrittenM
U.S. Treasury Bond Futures	March 2008	44	$(30)

Options WrittenM
U.S. Treasury Note Futures Call, Strike Price $114.50	January 2008	177	(17)
U.S. Treasury Note Futures Put, Strike Price $109.50	February 2008	264	27
U.S. Treasury Note Futures Put, Strike Price $112.00	January 2008	177	41

			$51

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

	SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN/(LOSS)
BROKER		RECEIVE		DELIVER
UBS AG London	2/12/08	AUD	8,070	USD	6,989	$80
UBS AG London	2/12/08	CAD	12,862	USD	13,349	(310)
Morgan Stanley London FX	2/12/08	EUR	2,834	USD	4,033	113
Credit Suisse First Boston (London)	2/12/08	JPY	1,724,654	EUR	10,820	(159)
Credit Suisse First Boston (London)	2/12/08	JPY	278,245	USD	2,463	39
Deutsche Bank AG London	2/12/08	JPY	564,264	USD	4,997	78
UBS AG London	2/12/08	JPY	1,182,190	USD	10,446	186
Citibank NA	2/12/08	USD	1,883	EUR	1,320	(49)
Credit Suisse First Boston (London)	2/12/08	USD	6,276	CAD	6,100	93
Credit Suisse First Boston (London)	2/12/08	USD	2,548	EUR	1,792	(73)
Deutsche Bank AG London	2/12/08	USD	8,398	CAD	8,166	120
Deutsche Bank AG London	2/12/08	USD	1,989	SEK	12,850	0
UBS AG London	2/12/08	USD	7,420	AUD	8,070	351
UBS AG London	2/12/08	USD	30,334	GBP	14,780	948
UBS AG London	2/12/08	USD	1,645	SEK	10,557	11

						$1,428

A

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2007.

B	All or a portion of this security is on loan.
C

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 2.15% of net assets.

D	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
G

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	All or a portion of this security is collateral to cover futures and options contracts written.
I	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
J

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

K

Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

Portfolio of Investments—Continued

Western Asset Inflation Indexed Plus Bond Portfolio—Continued

L

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$28,993
Gross unrealized depreciation	(1,592)

Net unrealized appreciation	$27,401

M	Options and futures are described in more detail in the notes to financial statements.
†

Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD—Australian	Dollar
BRL—Brazilian	Real
CAD—Canadian	Dollar
EUR—Euro
GBP—Great	British Pound
JPY—Japanese	Yen
SEK—Swedish	Krona

USD—United States Dollar

Portfolio of Investments

Western Asset Intermediate Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	81.5%

Corporate Bonds and Notes	27.6%

Aerospace and Defense	0.3%
United Technologies Corp.		6.350%	3/1/11	$1,037	$1,104
United Technologies Corp.		5.375%	12/15/17	1,200	1,211

					2,315

Airlines	0.5%
Continental Airlines Inc.		6.545%	2/2/19	1,000	1,006
Delta Air Lines Inc.		6.619%	9/18/12	1,331	1,324
US Airways Pass-Through Trust		6.850%	1/30/18	1,426	1,426

					3,756

Automobiles	0.5%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	2,050	2,142
Ford Motor Co.		7.450%	7/16/31	1,159	861	A
General Motors Corp.		8.375%	7/15/33	1,198	964	A

					3,967

Capital Markets	3.3%
Goldman Sachs Capital II		5.793%	12/29/49	11,810	10,515	B
Lehman Brothers Holdings Capital Trust VII		5.857%	12/31/49	6,500	5,793	B
Lehman Brothers Holdings Inc.		6.500%	7/19/17	480	485
Merrill Lynch and Co. Inc.		5.098%	2/5/10	480	468	C
Merrill Lynch and Co. Inc.		5.700%	5/2/17	2,500	2,383	A
Morgan Stanley		5.550%	4/27/17	2,340	2,282
The Bear Stearns Cos. Inc.		6.400%	10/2/17	3,590	3,468

					25,394

Chemicals	0.6%
The Dow Chemical Co.		6.000%	10/1/12	4,850	5,042

Commercial Banks	2.1%
Comerica Capital Trust II		6.576%	2/20/37	960	767	B
SunTrust Capital VIII		6.100%	12/15/36	550	458	B
Wachovia Capital Trust III		5.800%	3/15/42	10,868	9,711	B
Wells Fargo and Co.		5.250%	10/23/12	1,440	1,464
Wells Fargo Capital X		5.950%	12/15/36	4,540	4,237

					16,637

Commercial Services and Supplies	0.4%
Waste Management Inc.		7.375%	8/1/10	3,125	3,301

Consumer Finance	2.5%
American Express Co.		6.800%	9/1/66	6,590	6,682	B
Ford Motor Credit Co.		6.625%	6/16/08	9,148	9,015	A

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
GMAC LLC		6.034%	9/23/08	$995	$961	C
GMAC LLC		6.750%	12/1/14	1,556	1,255
Nelnet Inc.		7.400%	9/29/36	1,850	1,777	B

					19,690

Diversified Financial Services	3.2%
AGFC Capital Trust I		6.000%	1/15/67	10,960	9,939	B,D
BAC Capital Trust XIV		5.630%	12/31/49	50	44	B
Capmark Financial Group Inc.		5.875%	5/10/12	2,500	1,979	D,E
Dryden Investor Trust		7.157%	7/23/08	652	653	D,F
General Electric Capital Corp.		6.375%	11/15/67	2,855	2,948	B
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	3,260	3,076	B,D
JPMorgan Chase Capital XXII		6.450%	2/2/37	2,600	2,314	B
TNK-BP Finance SA		6.125%	3/20/12	210	200	D
TNK-BP Finance SA		7.500%	3/13/13	720	718	D
ZFS Finance USA Trust II		6.450%	12/15/65	2,060	1,920	B,D
ZFS Finance USA Trust III		6.141%	12/15/65	970	941	C,D

					24,732

Diversified Telecommunication Services	1.0%
Embarq Corp.		7.082%	6/1/16	1,880	1,937
Qwest Corp.		8.875%	3/15/12	1,510	1,616
Verizon Global Funding Corp.		7.250%	12/1/10	4,051	4,342

					7,895

Electric Utilities	0.6%
Duke Energy Corp.		6.250%	1/15/12	1,078	1,137
Duke Energy Corp.		5.625%	11/30/12	729	757
Exelon Corp.		6.750%	5/1/11	2,269	2,371
FirstEnergy Corp.		7.375%	11/15/31	140	153
Pacific Gas and Electric Co.		4.800%	3/1/14	70	68

					4,486

Food and Staples Retailing	0.3%
Safeway Inc.		6.500%	3/1/11	760	795
The Kroger Co.		6.200%	6/15/12	883	920
Wal-Mart Stores Inc.		5.800%	2/15/18	360	372

					2,087

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	1,700	1,729

Health Care Providers and Services	0.7%
HCA Inc.		8.750%	9/1/10	822	829	A
Quest Diagnostics Inc.		7.500%	7/12/11	2,220	2,418

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Universal Health Services Inc.		6.750%	11/15/11	$1,720	$1,815
WellPoint Inc.		5.875%	6/15/17	100	101

					5,163

Hotels, Restaurants and Leisure	0.1%
Caesars Entertainment Inc.		7.500%	9/1/09	802	852

Independent Power Producers and Energy Traders	0.3%
TXU Corp.		5.550%	11/15/14	2,480	1,980

Insurance	0.8%
American International Group Inc.		5.850%	1/16/18	250	252
MetLife Capital Trust IV		7.875%	12/15/37	3,100	3,158	B,D
MetLife Inc.		6.400%	12/15/36	70	64	B
The Travelers Cos. Inc.		6.250%	3/15/37	2,670	2,504	B

					5,978

Media	0.9%
Comcast Corp.		6.500%	1/15/17	3,400	3,545
News America Inc.		6.650%	11/15/37	70	72	D
Time Warner Inc.		5.500%	11/15/11	70	71
Time Warner Inc.		6.875%	5/1/12	1,288	1,356
Turner Broadcasting System Inc.		8.375%	7/1/13	1,483	1,665
Viacom Inc.		5.750%	4/30/11	410	415

					7,124

Multi-Utilities	0.5%
CenterPoint Energy Inc.		5.875%	6/1/08	1,325	1,326	A
Dominion Resources Inc.		4.750%	12/15/10	50	50
Dominion Resources Inc.		5.700%	9/17/12	1,596	1,639	A
MidAmerican Energy Holdings Co.		5.875%	10/1/12	827	857

					3,872

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	1,050	1,023
JC Penney Corp. Inc.		5.750%	2/15/18	610	573
May Department Stores Co.		5.750%	7/15/14	1,470	1,408

					3,004

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	2,240	2,277

Oil, Gas and Consumable Fuels	4.6%
Anadarko Petroleum Corp.		5.950%	9/15/16	3,200	3,258
Hess Corp.		6.650%	8/15/11	5,468	5,771
Kinder Morgan Energy Partners LP		6.000%	2/1/17	3,700	3,700

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Occidental Petroleum Corp.		6.750%	1/15/12	$1,310	$1,417
Pemex Project Funding Master Trust		6.291%	6/15/10	4,683	4,749	C,D
Pemex Project Funding Master Trust		6.291%	6/15/10	117	118	C,D
Pemex Project Funding Master Trust		5.724%	12/3/12	752	741	C,D
Pemex Project Funding Master Trust		5.750%	3/1/18	190	190	D
Sonat Inc.		7.625%	7/15/11	3,954	4,042
The Williams Cos. Inc.		7.125%	9/1/11	970	1,025
The Williams Cos. Inc.		8.125%	3/15/12	1,540	1,677	A
The Williams Cos. Inc.		7.875%	9/1/21	720	798
The Williams Cos. Inc.		7.500%	1/15/31	310	333
The Williams Cos. Inc.		7.750%	6/15/31	750	821
The Williams Cos. Inc.		8.750%	3/15/32	2,040	2,494
XTO Energy Inc.		7.500%	4/15/12	859	939
XTO Energy Inc.		6.250%	4/15/13	1,645	1,721
XTO Energy Inc.		5.650%	4/1/16	1,682	1,694

					35,488

Paper and Forest Products	0.3%
Willamette Industries Inc.		7.125%	7/22/13	1,839	1,972

Real Estate Investment Trusts	0.6%
iStar Financial Inc.		5.500%	6/15/12	3,980	3,458
iStar Financial Inc.		5.950%	10/15/13	1,400	1,220

					4,678

Thrifts and Mortgage Finance	1.8%
Countrywide Financial Corp.		5.128%	5/5/08	380	347	C
Countrywide Financial Corp.		5.104%	3/24/09	1,170	901	A,C
Countrywide Financial Corp.		5.800%	6/7/12	4,400	3,214
Residential Capital LLC		7.782%	11/21/08	5,130	4,078	A,C
Residential Capital LLC		7.814%	4/17/09	1,300	923	C
Residential Capital LLC		7.500%	2/22/11	1,286	801	E
Washington Mutual Inc.		4.625%	4/1/14	2,700	2,110	A
Washington Mutual Inc.		7.250%	11/1/17	1,700	1,497

					13,871

Wireless Telecommunication Services	0.8%
New Cingular Wireless Services Inc.		8.125%	5/1/12	3,000	3,336
Sprint Capital Corp.		8.375%	3/15/12	2,669	2,891
Vodafone Group PLC		5.350%	2/27/12	70	70

					6,297

Total Corporate Bonds and Notes (Cost—$221,680)					213,587

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Asset-Backed Securities	1.4%

Fixed Rate Securities	0.3%
ABFS Mortgage Loan Trust 2002-3		4.263%	9/15/33	$94	$93	B
Conseco Finance Securitizations Corp. 2000-4		8.310%	5/1/32	624	477
Green Tree Financial Corp. 1994-6		8.900%	1/15/20	820	822
Mego Mortgage Home Loan Trust 1996-2		7.275%	8/25/17	3	3
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	866	864

					2,259

Indexed SecuritiesC	1.1%
AFC Home Equity Loan Trust 2003-3		5.139%	10/25/30	787	668	D
AMRESCO Residential Securities Mortgage Loan Trust 1998-2		5.614%	6/25/28	20	20
Countrywide Asset-Backed Certificates 2002-BC1		5.449%	4/25/32	392	384
Indymac Home Equity Loan Asset-Backed Trust 2001-A		5.049%	3/25/31	273	263
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		4.929%	11/25/35	1,293	1,285
MSDWCC Heloc Trust 2003-1		5.059%	11/25/15	597	585
Washington Mutual Master Note Trust 2006-A3A A3		5.058%	9/16/13	5,180	5,121	D

					8,326

Stripped Securities	N.M.
Oakwood Mortgage Investors Inc. 2001-C		6.000%	5/15/08	5,358	27	F,G1

Total Asset-Backed Securities (Cost—$10,979)					10,612

Mortgage-Backed Securities	6.8%

Fixed Rate Securities	1.6%
Fannie Mae Grantor Trust 2002-T3		5.763%	12/25/11	3,103	3,199
GMAC Commercial Mortgage Securities Inc. 1998-C1 A2		6.700%	5/15/30	158	158
Prime Mortgage Trust 2006-DR1 2A2		6.000%	11/25/36	1,963	1,941	D
Residential Asset Securitization Trust 2003-A14		4.750%	2/25/19	2,958	2,913
Virginia Housing Development Mortgage Bonds Pass-Through Certificates 2006		6.000%	6/25/34	4,401	4,401

					12,612

Indexed SecuritiesC	3.5%
Bear Stearns Structured Products Inc. 2007-R10 A1		5.139%	9/26/37	6,523	6,474	D
Citigroup Mortgage Loan Trust Inc. 2005-11 A3		4.900%	12/25/35	2,787	2,685

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Countrywide Home Loans 2003-49		3.697%	10/25/33	$668	$663
First Horizon Mortgage Pass-Through Trust 2003-AR2 2A1		4.735%	7/25/33	1,708	1,700
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.051%	9/19/35	1,411	1,408
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.286%	11/25/37	3,483	3,496
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	6,815	6,738
Wells Fargo Mortgage-Backed Securities Trust 2004-S		3.540%	9/25/34	3,525	3,481

					26,645

Variable Rate SecuritiesH	1.7%
Banc of America Funding Corp. 2005-B		5.097%	4/20/35	1,935	1,941
Bear Stearns Alt-A Trust 2005-2		4.705%	4/25/35	1,511	1,489
Citigroup Mortgage Loan Trust Inc. 2005-8 1A1A		5.289%	10/25/35	1,683	1,685
Countrywide Home Loans 2004-20		7.366%	9/25/34	564	565
Merrill Lynch Mortgage Investors Inc. 2005-A2		4.488%	2/25/35	1,549	1,535
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.560%	2/25/34	2,599	2,573
MLCC Mortgage Investors Inc. 2005-1 2A1		4.968%	4/25/35	751	751
MLCC Mortgage Investors Inc. 2005-1 2A2		4.968%	4/25/35	2,336	2,338
WaMu Mortgage Pass-Through Certificates 2004-AR11		4.551%	10/25/34	344	342

					13,219

Total Mortgage-Backed Securities (Cost—$52,318)					52,476

U.S. Government and Agency Obligations	17.5%

Fixed Rate Securities	14.4%
Fannie Mae		7.250%	1/15/10	162	174	A
Farmer Mac		4.250%	7/29/08	1,005	1,004
Farmer Mac		4.875%	4/4/12	2,561	2,659
Farmer Mac		5.125%	4/19/17	2,800	2,877	D
Federal Home Loan Bank		5.800%	3/30/09	485	497
Federal Home Loan Bank		5.500%	7/15/36	130	142	A
Freddie Mac		4.750%	1/18/11	1,769	1,826	A
Tennessee Valley Authority		5.625%	1/18/11	373	392
Tennessee Valley Authority		6.790%	5/23/12	2,747	3,045
Tennessee Valley Authority		5.980%	4/1/36	70	80
United States Treasury Notes		4.375%	1/31/08	81	81	A
United States Treasury Notes		3.375%	2/15/08	105	105	A

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
United States Treasury Notes		3.750%	5/15/08	$19,642	$19,665	A
United States Treasury Notes		4.625%	7/31/09	7,370	7,542	A
United States Treasury Notes		3.500%	2/15/10	5,570	5,618	A
United States Treasury Notes		4.500%	11/15/10	5,590	5,812	A
United States Treasury Notes		4.875%	5/31/11	3,790	3,994	A
United States Treasury Notes		4.500%	9/30/11	1,890	1,972	A
United States Treasury Notes		4.625%	10/31/11	4,280	4,485	A
United States Treasury Notes		4.875%	6/30/12	4,400	4,667	A
United States Treasury Notes		4.625%	7/31/12	4,200	4,410	A
United States Treasury Notes		4.125%	8/31/12	38,720	39,866	A
United States Treasury Notes		5.125%	5/15/16	18	19	A

					110,932

Treasury Inflation-Protected SecuritiesI	3.1%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	518	517	A
United States Treasury Inflation-Protected Security		2.375%	4/15/11	411	428	A
United States Treasury Inflation-Protected Security		1.875%	7/15/13	350	361	A
United States Treasury Inflation-Protected Security		2.000%	1/15/14	1,949	2,013	A
United States Treasury Inflation-Protected Security		2.000%	7/15/14	162	167	A
United States Treasury Inflation-Protected Security		1.875%	7/15/15	1,324	1,350	A
United States Treasury Inflation-Protected Security		2.000%	1/15/16	1,480	1,519	A
United States Treasury Inflation-Protected Security		2.500%	7/15/16	755	805	A
United States Treasury Inflation-Protected Security		2.375%	1/15/17	1,637	1,727	A
United States Treasury Inflation-Protected Security		2.625%	7/15/17	8,709	9,397	A
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,523	1,599	A
United States Treasury Inflation-Protected Security		2.000%	1/15/26	969	966	A
United States Treasury Inflation-Protected Security		2.375%	1/15/27	3,077	3,254	A

					24,103

Total U.S. Government and Agency Obligations (Cost—$131,016)					135,035

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government Agency Mortgage-Backed Securities	16.8%

Fixed Rate Securities	14.5%
Fannie Mae		6.500%	6/1/14 to 9/1/37	$1,720	$1,769
Fannie Mae		8.000%	9/1/15	38	39
Fannie Mae		9.500%	4/15/21	33	36
Fannie Mae		5.000%	2/1/36	8,178	7,984
Fannie Mae		6.000%	10/1/36 to 11/1/37	24,046	24,424
Fannie Mae		5.000%	12/1/37	55,300	53,952	J
Fannie Mae		6.000%	12/1/37	300	305	J
Freddie Mac		4.500%	1/15/13	1,985	2,032	A
Freddie Mac		6.500%	6/1/13 to 11/1/15	48	49
Freddie Mac		7.500%	4/1/17	2	2
Freddie Mac		9.300%	4/15/19	46	50
Freddie Mac		5.000%	11/1/35	455	444
Freddie Mac		6.000%	9/1/37 to 12/1/37	19,917	20,215
Freddie Mac		5.000%	12/1/37	491	479	J
Government National Mortgage Association		6.000%	12/1/37	300	307	J

					112,087

Indexed SecuritiesC	2.3%
Fannie Mae		5.642%	3/1/18	21	21
Fannie Mae		4.331%	11/1/34	503	498
Fannie Mae		4.218%	12/1/34	767	757
Fannie Mae		4.852%	1/1/35	3,391	3,421
Fannie Mae		3.820%	3/1/35	828	810
Fannie Mae		4.762%	4/1/35	845	845
Fannie Mae		5.778%	9/1/37	5,823	5,907
Freddie Mac		5.991%	1/1/19	8	8
Freddie Mac		4.353%	12/1/34	272	268
Freddie Mac		4.480%	12/1/34	1,397	1,388
Freddie Mac		4.087%	1/1/35	281	277
Freddie Mac		4.144%	1/1/35	455	448
Freddie Mac		4.614%	7/1/35	3,492	3,495

					18,143

Stripped Securities	N.M.
Fannie Mae		0.000%	5/25/22	6	6	F,G2
Freddie Mac		10.000%	3/1/21	5	1	F,G1

					7

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$129,895)					130,237

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Yankee BondsK	10.8%

Aerospace and Defense	0.1%
Systems 2001 Asset Trust		6.664%	9/15/13	$1,104	$1,137	D

Commercial Banks	4.8%
Glitnir Banki Hf		5.620%	1/21/11	4,430	4,302	C,D
Glitnir Banki Hf		5.841%	7/28/11	120	119	C,D
Glitnir Banki Hf		5.679%	1/18/12	100	97	C,D
Glitnir Banki Hf		6.375%	9/25/12	1,980	1,942	D
Glitnir Banki Hf		6.693%	6/15/16	910	917	B,D
HBOS Treasury Services PLC		4.000%	9/15/09	1,240	1,229	D
Kaupthing Bank Hf		5.750%	10/4/11	4,090	3,847	D
Landsbanki Islands Hf		6.100%	8/25/11	2,330	2,296	D
Landsbanki Islands Hf		7.431%	12/31/49	1,830	1,756	B,D
Resona Preferred Global Securities		7.191%	12/29/49	4,640	4,604	B,D
Royal Bank of Scotland Group PLC		9.118%	3/31/49	2,431	2,599
RSHB Capital SA		6.299%	5/15/17	270	256	D
Santander Issuances		5.805%	6/20/16	1,030	1,051	B,D
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	5,805	4,929	B,D
TuranAlem Finance BV		6.555%	1/22/09	970	892	C,D
VTB Capital SA for Vneshtorgbank		5.494%	8/1/08	3,880	3,841	C,D
VTB Capital SA for Vneshtorgbank		5.494%	8/1/08	367	362	C,D
VTB Capital SA for Vneshtorgbank		6.660%	11/2/09	1,850	1,826	C,D

					36,865

Diversified Financial Services	1.3%
Aiful Corp.		5.000%	8/10/10	3,491	3,426	D
European Investment Bank		4.625%	3/21/12	730	748
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	3,402	3,222	B
TNK-BP Finance SA		6.875%	7/18/11	2,783	2,748	D

					10,144

Diversified Telecommunication Services	2.5%
British Telecommunications PLC		8.625%	12/15/10	3,887	4,265	E
Deutsche Telekom International Finance BV		8.000%	6/15/10	70	75	E
Deutsche Telekom International Finance BV		5.750%	3/23/16	1,800	1,802	A
France Telecom SA		7.750%	3/1/11	2,428	2,610
Koninklijke (Royal) KPN NV		8.000%	10/1/10	4,007	4,297
Telecom Italia Capital SpA		5.250%	10/1/15	1,400	1,364
Telefonica Emisiones S.A.U.		5.208%	2/4/13	5,230	4,979	C

					19,392

Energy Equipment and Services	0.2%
Transocean Inc.		5.250%	3/15/13	1,670	1,674

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES		VALUE

Foreign Government	N.M.
Russian Federation		7.500%	3/31/30	$18		$20	D

Health Care Equipment and Supplies	0.3%
Baxter Finco BV		4.750%	10/15/10	2,330		2,342

Industrial Conglomerates	0.3%
Tyco International Group SA		6.000%	11/15/13	2,358		2,424

Insurance	0.2%
Merna Reinsurance Ltd.		6.981%	6/30/12	1,300		1,284	C,D

Metals and Mining	0.5%
Vale Overseas Ltd.		6.250%	1/23/17	3,560		3,571

Oil, Gas and Consumable Fuels	0.5%
Anadarko Finance Co.		6.750%	5/1/11	720		761
Gazprom		6.212%	11/22/16	1,710		1,641	D
Gazprom		6.510%	3/7/22	940		894	D
Petrozuata Finance Inc.		8.220%	4/1/17	883		909	D

						4,205

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	680		664

Total Yankee Bonds (Cost—$85,366)						83,722

Preferred Stocks	0.6%
Fannie Mae		8.250%		69		1,777
Freddie Mac		8.375%		97		2,536
Home Ownership Funding Corp.		1.000%		1	shs	94	D,F
Home Ownership Funding Corp. II		1.000%		2		281	D,F

Total Preferred Stocks (Cost—$6,092)						4,688

Total Long-Term Securities (Cost—$637,346)						630,357

Investment of Collateral From Securities Lending	17.8%
State Street Navigator Securities Lending Prime Portfolio				137,469		137,469

Total Investment of Collateral From Securities Lending (Cost—$137,469)						137,469

Short-Term Securities	23.8%

U.S. Government and Agency Obligations	0.3%
Fannie Mae		0.000%	3/17/08	2,389		2,369	L,M

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Repurchase Agreement	23.5%
Lehman Brothers Inc. 4.15%, dated 12/31/07, to be repurchased at $181,923 on 1/2/08 (Collateral: $95,785 Fannie Mae note, 6.27%, due 7/18/16, value $99,491; $84,655 Freddie Mac note, 5.957%, due 4/25/17, value $86,028)				181,881	181,881

Total Short-Term Securities (Cost—$184,245)					184,250

Total Investments (Cost—$959,060)O	123.1%				952,076
Obligation to return collateral from securities lending	(17.8)%				(137,469)
Other Assets Less Liabilities	(5.3)%				(40,920)

Net Assets	100.0%				$773,687

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedN
Eurodollar Futures	March 2008	105	$37
Eurodollar Futures	June 2008	142	363
Eurodollar Futures	September 2008	155	53
Eurodollar Futures	December 2008	16	13
Eurodollar Futures	March 2009	16	16
Eurodollar Futures	June 2009	16	16
Eurodollar Futures	September 2009	16	15
U.S. Treasury Bond Futures	March 2008	62	(74)
U.S. Treasury Note Futures	March 2008	372	346
U.S. Treasury Note Futures	March 2008	35	2
U.S. Treasury Note Futures	March 2008	573	161

			$948

Options WrittenN
Barclays Swaption Put, Strike Price $1.75	January 2008	15,600,000	85
Barclays Swaption Put, Strike Price $1.80	January 2008	700,000	2
Barclays Swaption Put, Strike Price $1.90	January 2008	700,000	1
Barclays Swaption Put, Strike Price $1.90	January 2008	800,000	1
Goldman Swaption Put, Strike Price $1.80	January 2008	800,000	2
Goldman Swaption Put, Strike Price $1.80	January 2008	700,000	1
JP Morgan Swaption Put, Strike Price $1.80	January 2008	700,000	2
JP Morgan Swaption Put, Strike Price $1.80	January 2008	700,000	2
Lehman Swaption Put, Strike Price $1.80	January 2008	700,000	1
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2008	258	(554)
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2008	35	(44)

Portfolio of Investments—Continued

Western Asset Intermediate Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	82	65
U.S. Treasury Note Futures Put, Strike Price $112.00	February 2008	158	9

			$(427)

N.M.—Not Meaningful.

A	All or a portion of this security is on loan.
B

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2007.

D

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 11.92% of net assets.

E	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
F	Illiquid security valued at fair value under the procedures approved by the Board of Directors.
G

Stripped Security—Security with interest-only or principal-only payment streams, denoted by a 1 or 2, respectively. For interest-only securities, the amount shown as principal is the notional balance used to calculate the amount of interest due.

H	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.
I

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

J	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
K	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
L	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
M	All or a portion of this security is collateral to cover futures and options contracts written.
N	Options and futures are described in more detail in the notes to financial statements.
O

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,427
Gross unrealized depreciation	(14,411)

Net unrealized depreciation	$(6,984)

Portfolio of Investments

Western Asset Intermediate Plus Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†		VALUE
Long-Term Securities	82.6%

Corporate Bonds and Notes	31.9%
Aerospace and Defense	0.3%
United Technologies Corp.		5.375%	12/15/17	$350		$353

Airlines	0.2%
Delta Air Lines Inc.		7.570%	11/18/10	200		202

Automobiles	0.6%
DaimlerChrysler NA Holding Corp.		6.500%	11/15/13	370		387
Ford Motor Co.		7.450%	7/16/31	110		82
General Motors Corp.		8.375%	7/5/33	50	EUR	57
General Motors Corp.		8.375%	7/15/33	120		96

						622

Capital Markets	3.3%
Goldman Sachs Capital II		5.793%	12/29/49	1,720		1,531	A
Lehman Brothers Holdings Capital Trust VII		5.857%	5/31/49	850		758	A
Lehman Brothers Holdings Inc.		4.500%	7/26/10	140		139
Merrill Lynch and Co. Inc.		5.700%	5/2/17	420		400
Morgan Stanley		5.550%	4/27/17	310		302
The Bear Stearns Cos. Inc.		6.400%	10/2/17	510		493

						3,623

Chemicals	0.6%
The Dow Chemical Co.		6.000%	10/1/12	660		686

Commercial Banks	2.3%
Comerica Capital Trust II		6.576%	2/20/37	130		104	A
SunTrust Capital VIII		6.100%	12/15/36	80		66	A
Wachovia Capital Trust III		5.800%	8/29/49	1,550		1,385	A
Wells Fargo and Co.		5.250%	10/23/12	270		274
Wells Fargo Capital X		5.950%	12/15/36	740		691	A

						2,520

Commercial Services and Supplies	0.4%
Waste Management Inc.		7.375%	8/1/10	460		486

Consumer Finance	4.9%
American Express Co.		6.800%	9/1/66	710		720	A
Ford Motor Credit Co.		7.993%	1/13/12	1,160		974	B
Ford Motor Credit Co.		9.693%	4/15/12	1,200		1,180	B
GMAC LLC		6.875%	9/15/11	700		599
GMAC LLC		6.000%	12/15/11	1,180		990
GMAC LLC		6.750%	12/1/14	40		32

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
John Deere Capital Corp.		5.100%	1/15/13	$100	$100
Nelnet Inc.		7.400%	9/29/36	250	240	A
SLM Corp.		5.384%	1/27/14	700	598	B

					5,433

Diversified Financial Services	3.6%
AGFC Capital Trust I		6.000%	1/15/67	1,520	1,378	A,C
BAC Capital Trust XIII		5.391%	3/15/43	120	100	B
BAC Capital Trust XIV		5.630%	12/31/49	10	9	A
Beaver Valley II Funding		9.000%	6/1/17	220	248
Capmark Financial Group Inc.		5.875%	5/10/12	350	277	C,D
General Electric Capital Corp.		6.375%	11/15/67	380	392	A
Glen Meadow Pass-Through Certificates		6.505%	2/12/67	450	425	A,C
JPMorgan Chase Capital XXII		6.450%	2/2/37	380	338	A
The Williams Cos. Inc. Credit Linked Certificate Trust		6.750%	4/15/09	170	172	C
The Williams Cos. Inc. Credit Linked Certificate Trust		8.161%	5/1/09	255	257	B,C
TNK-BP Finance SA		7.500%	3/13/13	100	100	C
ZFS Finance USA Trust II		6.450%	12/15/65	240	224	A,C

					3,920

Diversified Telecommunication Services	0.9%
Citizens Communications Co.		7.875%	1/15/27	40	38
Embarq Corp.		6.738%	6/1/13	110	114
Embarq Corp.		7.082%	6/1/16	250	258
Qwest Communications International Inc.		8.369%	2/15/09	67	67	B
Qwest Corp.		8.875%	3/15/12	90	96
Verizon Global Funding Corp.		7.250%	12/1/10	350	375
Windstream Corp.		8.625%	8/1/16	30	31

					979

Electric Utilities	0.9%
Duke Energy Corp.		6.250%	1/15/12	200	211
Duke Energy Corp.		5.625%	11/30/12	160	166
Energy Future Holdings Corp.		10.875%	11/1/17	40	40	C

Energy Future Holdings Corp.		11.250%	11/1/17	210	212	C,E
Exelon Corp.		6.750%	5/1/11	300	314
FirstEnergy Corp.		7.375%	11/15/31	20	22

					965

Energy Equipment and Services	0.1%
Key Energy Services Inc.		8.375%	12/1/14	70	72	C

Food and Staples Retailing	0.2%
Safeway Inc.		6.500%	3/1/11	220	230

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	$200	$203

Health Care Providers and Services	1.4%
DaVita Inc.		7.250%	3/15/15	30	30
HCA Inc.		8.750%	9/1/10	50	50
HCA Inc.		6.250%	2/15/13	30	26
HCA Inc.		6.750%	7/15/13	70	62
HCA Inc.		9.125%	11/15/14	10	10
HCA Inc.		9.250%	11/15/16	90	95
HCA Inc.		9.625%	11/15/16	60	64	E
Quest Diagnostics Inc.		7.500%	7/12/11	320	349
Tenet Healthcare Corp.		9.875%	7/1/14	170	162
UnitedHealth Group Inc.		6.000%	11/15/17	440	446	C
Universal Health Services Inc.		6.750%	11/15/11	240	253
WellPoint Inc.		5.875%	6/15/17	10	10

					1,557

Hotels, Restaurants and Leisure	0.1%
Caesars Entertainment Inc.		7.500%	9/1/09	90	96

Independent Power Producers and Energy Traders	0.6%
Edison Mission Energy		7.625%	5/15/27	70	66
NRG Energy Inc.		7.375%	2/1/16	60	58
The AES Corp.		9.500%	6/1/09	150	155
The AES Corp.		7.750%	10/15/15	50	51	C
TXU Corp.		5.550%	11/15/14	480	383

					713

Insurance	0.5%
American International Group Inc.		5.850%	1/16/18	40	40
MetLife Capital Trust IV		7.875%	12/15/37	450	459	A,C
MetLife Inc.		6.400%	12/15/36	10	9	A
The Travelers Cos. Inc.		6.250%	3/15/37	10	9	A

					517

IT Services	N.M.
SunGard Data Systems Inc.		10.250%	8/15/15	30	31

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		3.625%	5/15/08	10	10

Machinery	N.M.
Terex Corp.		8.000%	11/15/17	20	20

Media	1.2%
Comcast Corp.		6.500%	1/15/17	510	532
CSC Holdings Inc.		7.625%	4/1/11	60	60
Idearc Inc.		8.000%	11/15/16	70	64

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
News America Inc.		5.300%	12/15/14	$220	$219
News America Inc.		6.650%	11/15/37	10	10	C
Time Warner Inc.		6.875%	5/1/12	200	210
Turner Broadcasting System Inc.		8.375%	7/1/13	130	146
Viacom Inc.		5.750%	4/30/11	60	61
					1,302

Metals and Mining	0.4%
Freeport-McMoRan Copper & Gold Inc.		8.375%	4/1/17	410	440

Multi-Utilities	0.4%
CenterPoint Energy Inc.		5.875%	6/1/08	120	120
Dominion Resources Inc.		5.700%	9/17/12	280	288

					408

Multiline Retail	0.4%
Federated Retail Holdings Inc.		5.350%	3/15/12	140	137
JC Penney Corp. Inc.		5.750%	2/15/18	80	75
May Department Stores Co.		5.750%	7/15/14	210	201

					413

Office Electronics	0.3%
Xerox Corp.		5.500%	5/15/12	300	305

Oil, Gas and Consumable Fuels	3.9%
Anadarko Petroleum Corp.		5.950%	9/15/16	220	224
El Paso Corp.		7.000%	5/15/11	80	82
El Paso Corp.		6.875%	6/15/14	540	544
El Paso Corp.		7.000%	6/15/17	200	200
Kerr-McGee Corp.		6.875%	9/15/11	650	692
Kinder Morgan Energy Partners LP		6.000%	2/1/17	470	470
Occidental Petroleum Corp.		6.750%	1/15/12	200	216
Pemex Project Funding Master Trust		6.291%	6/15/10	24	24	B,C
Pemex Project Funding Master Trust		5.724%	12/3/12	196	193	B,C
Pemex Project Funding Master Trust		5.750%	3/1/18	250	249	C
The Williams Cos. Inc.		6.375%	10/1/10	60	61	C
The Williams Cos. Inc.		7.231%	10/1/10	280	284	B,C
The Williams Cos. Inc.		7.875%	9/1/21	110	122
The Williams Cos. Inc.		7.500%	1/15/31	40	43
The Williams Cos. Inc.		7.750%	6/15/31	110	121
The Williams Cos. Inc.		8.750%	3/15/32	10	12
XTO Energy Inc.		7.500%	4/15/12	100	109
XTO Energy Inc.		6.250%	4/15/13	190	199
XTO Energy Inc.		5.650%	4/1/16	460	463

					4,308

Real Estate Investment Trusts	0.6%
iStar Financial Inc.		5.500%	6/15/12	470	408

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
iStar Financial Inc.		5.950%	10/15/13	$310	$270

					678

Real Estate Management and Development	0.1%
Realogy Corp.		12.375%	4/15/15	150	94	C

Road and Rail	N.M.
Hertz Corp.		10.500%	1/1/16	50	52

Thrifts and Mortgage Finance	2.2%
Countrywide Financial Corp.		5.128%	5/5/08	60	55	B
Countrywide Financial Corp.		5.104%	3/24/09	230	177	B
Countrywide Financial Corp.		5.800%	6/7/12	600	438
Residential Capital LLC		7.782%	11/21/08	80	64	B
Residential Capital LLC		7.814%	4/17/09	200	142	B
Residential Capital LLC		8.544%	4/17/09	930	458	B,C
Residential Capital LLC		7.615%	5/22/09	160	114	B,D
Residential Capital LLC		7.875%	6/30/10	330	211
Residential Capital LLC		7.500%	2/22/11	300	187	D
Washington Mutual Inc.		4.625%	4/1/14	300	234
Washington Mutual Inc.		7.250%	11/1/17	360	317

					2,397

Wireless Telecommunication Services	1.3%
New Cingular Wireless Services Inc.		8.125%	5/1/12	400	445
Sprint Capital Corp.		8.375%	3/15/12	590	639
Vodafone Group PLC		5.350%	2/27/12	330	332

					1,416

Total Corporate Bonds and Notes (Cost—$36,913)					35,051

Asset-Backed Securities	0.8%

Indexed SecuritiesB	0.8%
Long Beach Mortgage Loan Trust 2005-WL3 2A2A		5.005%	11/25/35	184	183
Washington Mutual Master Note Trust 2006-A3A A3		5.058%	9/16/13	700	692	C

Total Asset-Backed Securities (Cost—$871)					875

Mortgage-Backed Securities	3.9%

Fixed Rate Securities	N.M.
Washington Mutual MSC Mortgage Pass-Through Certificates Series 2004-RA1		7.000%	3/25/34	19	20

Indexed SecuritiesB	1.9%
Bear Stearns Structured Products Inc. 2007-R10 A1		5.215%	9/26/37	880	873	C
GMAC Mortgage Corp. Loan Trust 2005-AR5 3A1		5.051%	9/19/35	143	142

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
IndyMac Inda Mortgage Loan Trust 2007-AR7 1A1		6.274%	11/25/37	$477	$479
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	550	544
MLCC Mortgage Investors Inc. 2004-B		7.035%	5/25/29	15	15

					2,053

Variable Rate SecuritiesF	2.0%
Banc of America Funding Corp. 2005-B		5.097%	4/20/35	158	158
Bear Stearns Alt-A Trust 2005-2		4.702%	4/25/35	114	112
Countrywide Home Loans 2004-20		5.442%	9/25/34	13	14
JP Morgan Mortgage Trust 2004-A3		4.308%	7/25/34	503	502
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.560%	2/25/34	359	356
MLCC Mortgage Investors Inc. 2005-1 2A1		4.967%	4/25/35	55	55
MLCC Mortgage Investors Inc. 2005-1 2A2		4.967%	4/25/35	180	180
Structured Adjustable Rate Mortgage Loan Trust 2004-6 3A2		4.708%	6/25/34	167	166
Washington Mutual Inc. 2005-AR12		4.834%	10/25/35	428	426
Washington Mutual Inc. 2005-AR4		4.672%	4/25/35	300	293

					2,262

Total Mortgage-Backed Securities (Cost—$4,327)					4,335

U.S. Government and Agency Obligations	18.0%

Fixed Rate Securities	15.1%
Farmer Mac		4.250%	7/29/08	80	80
Farmer Mac		5.125%	4/19/17	400	411	C
Federal Home Loan Bank		5.125%	6/13/08	140	140
Federal Home Loan Bank		5.000%	12/21/15	540	566
Federal Home Loan Bank		5.500%	7/15/36	10	11
Tennessee Valley Authority		5.625%	1/18/11	10	10
Tennessee Valley Authority		6.790%	5/23/12	210	233
Tennessee Valley Authority		5.980%	4/1/36	10	11
United States Treasury Bonds		8.875%	8/15/17	10	14
United States Treasury Notes		4.375%	1/31/08	120	120
United States Treasury Notes		3.000%	2/15/08	2,250	2,249
United States Treasury Notes		3.750%	5/15/08	3,940	3,945
United States Treasury Notes		4.000%	8/31/09	790	802
United States Treasury Notes		6.500%	2/15/10	40	43
United States Treasury Notes		4.500%	11/15/10	2,490	2,589
United States Treasury Notes		4.875%	5/31/11	400	422
United States Treasury Notes		4.500%	9/30/11	870	908
United States Treasury Notes		4.625%	10/31/11	470	492
United States Treasury Notes		4.875%	6/30/12	470	498

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
United States Treasury Notes		4.625%	7/31/12	$890	$934
United States Treasury Notes		4.125%	8/31/12	2,060	2,121
United States Treasury Notes		5.125%	5/15/16	31	34

					16,633

Treasury Inflation-Protected SecuritiesG	2.9%
United States Treasury Inflation-Protected Security		0.875%	4/15/10	66	66
United States Treasury Inflation-Protected Security		2.375%	4/15/11	53	55
United States Treasury Inflation-Protected Security		2.000%	1/15/14	396	409
United States Treasury Inflation-Protected Security		2.000%	7/15/14	11	11
United States Treasury Inflation-Protected Security		1.875%	7/15/15	140	142
United States Treasury Inflation-Protected Security		2.000%	1/15/16	189	194
United States Treasury Inflation-Protected Security		2.500%	7/15/16	103	110
United States Treasury Inflation-Protected Security		2.375%	1/15/17	218	230
United States Treasury Inflation-Protected Security		2.625%	7/15/17	1,200	1,294
United States Treasury Inflation-Protected Security		2.375%	1/15/25	78	82
United States Treasury Inflation-Protected Security		2.000%	1/15/26	105	105
United States Treasury Inflation-Protected Security		2.375%	1/15/27	440	466

					3,164

Total U.S. Government and Agency Obligations (Cost—$19,342)					19,797

U.S. Government Agency Mortgage-Backed Securities	17.3%

Fixed Rate Securities	15.4%
Fannie Mae		5.000%	2/1/36	1,160	1,133
Fannie Mae		6.000%	11/1/37	898	912
Fannie Mae		5.000%	12/1/37	11,200	10,927	H
Fannie Mae		6.000%	12/1/37	400	406	H
Freddie Mac		6.000%	9/1/37 to 1/1/38	3,434	3,484
Freddie Mac		5.000%	12/1/37	100	98	H

					16,960

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Indexed SecuritiesB	1.9%
Fannie Mae		4.275%	12/1/34	$551	$544
Fannie Mae		4.602%	9/1/35	292	292
Fannie Mae		5.879%	8/1/37	398	407
Freddie Mac		4.088%	1/1/35	20	20
Freddie Mac		4.144%	1/1/35	33	33
Freddie Mac		6.116%	9/1/37	786	796

					2,092

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$19,019)					19,052

Yankee BondsI	10.1%

Commercial Banks	4.5%
Banco Santiago SA		5.496%	12/9/09	200	200	B,C
Glitnir Banki Hf		5.620%	1/21/11	640	622	B,C
Glitnir Banki Hf		5.679%	1/18/12	100	97	B,C
Glitnir Banki Hf		6.375%	9/25/12	260	255	C
Glitnir Banki Hf		6.693%	6/15/16	100	101	A,C
Kaupthing Bank Hf		5.750%	10/4/11	580	545	C
Landsbanki Islands Hf		6.100%	8/25/11	330	325	C
Landsbanki Islands Hf		7.431%	10/19/17	250	240	A,C
Resona Preferred Global Securities		7.191%	12/29/49	680	675	A,C
Royal Bank of Scotland Group PLC		9.118%	3/31/49	180	192
Santander Issuances		5.805%	6/20/16	140	143	A,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	750	636	A,C
TuranAlem Finance BV		6.555%	1/22/09	130	120	B,C
VTB Capital SA for Vneshtorgbank		5.494%	8/1/08	578	572	B,C
VTB Capital SA for Vneshtorgbank		6.660%	11/2/09	280	276	B,C

					4,999

Diversified Financial Services	1.2%
Aiful Corp.		5.000%	8/10/10	390	383	C
European Investment Bank		4.625%	3/21/12	100	103
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	450	426	A
TNK-BP Finance SA		6.875%	7/18/11	380	375	C

					1,287

Diversified Telecommunication Services	2.7%
British Telecommunications PLC		8.625%	12/15/10	350	384	D
Deutsche Telekom International Finance BV		5.750%	3/23/16	500	500
France Telecom SA		7.750%	3/1/11	400	430
Intelsat Bermuda Ltd.		11.250%	6/15/16	30	31
Koninklijke (Royal) KPN NV		8.000%	10/1/10	490	526
Telecom Italia Capital SpA		5.250%	10/1/15	420	409
Telefonica Emisiones S.A.U.		5.208%	2/4/13	680	647	B

					2,927

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES†	VALUE
Energy Equipment and Services	0.2%
Transocean Inc.		5.250%	3/15/13	$220	$221

Foreign Governments	N.M.
Russian Federation		7.500%	3/31/30	40	45	C
United Mexican States		6.750%	9/27/34	9	10

					55

Health Care Equipment and Supplies	0.2%
Baxter Finco BV		4.750%	10/15/10	220	221

Industrial Conglomerates	0.4%
Tyco International Group SA		6.000%	11/15/13	460	473

Metals and Mining	0.4%
Vale Overseas Ltd.		6.250%	1/23/17	460	461

Oil, Gas and Consumable Fuels	0.4%
Gazprom		6.212%	11/22/16	190	182	C
Gazprom		6.510%	3/7/22	110	105	C
OPTI Canada Inc.		8.250%	12/15/14	100	99	C

					386

Wireless Telecommunication Services	0.1%
America Movil SA de CV		5.625%	11/15/17	100	98

Total Yankee Bonds (Cost—$11,373)					11,128

Preferred Stocks	0.6%
Fannie Mae		8.250%		10	258
Freddie Mac		8.375%		14	366

Total Preferred Stocks (Cost—$600)					624

Total Long-Term Securities (Cost—$92,445)					90,862

Short-Term Securities	27.2%
U.S. Government and Agency Obligations	0.6%
Fannie Mae		0.000%	3/17/08	675	669	J,K
Fannie Mae		0.000%	3/26/08	15	15	J,K
Fannie Mae		0.000%	4/30/08	26	26	J,K

					710

Repurchase Agreement	26.6%
Goldman Sachs & Company 4.15% dated 12/31/07, to be repurchased at $29,257 on 1/2/08 (Collateral: $28,725 Fannie Mae note, 5.55%, due 2/16/17, value $29,838)				29,250	29,250

Total Short-Term Securities (Cost—$29,958)					29,960

Total Investments (Cost—$122,403)L	109.8%				120,822
Other Assets Less Liabilities	(9.8)%				(10,763)

Net Assets	100.0%				$110,059

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedM
Euribor Futures	June 2008	29	$(25)
Eurodollar Futures	March 2008	16	6
Eurodollar Futures	June 2008	14	44
Eurodollar Futures	September 2008	25	9
Eurodollar Futures	December 2008	3	2
Eurodollar Futures	March 2009	3	3
Eurodollar Futures	June 2009	3	3
Eurodollar Futures	September 2009	3	3
German Republic Bond Futures	March 2008	40	(134)
LIBOR Futures	June 2008	2	3
U.S. Treasury Bond Futures	March 2008	7	(8)
U.S. Treasury Note Futures	March 2008	5	—	N
U.S. Treasury Note Futures	March 2008	112	30

			(64)

Futures Contracts WrittenM
U.S. Treasury Note Futures	March 2008	31	5

Options WrittenM
Barclays Swaption Put, Strike Price $1.75	January 2008	2,400,000	13
Barclays Swaption Put, Strike Price $1.80	January 2008	100,000	—	N
Barclays Swaption Put, Strike Price $1.90	January 2008	100,000	—	N
Barclays Swaption Put, Strike Price $1.90	January 2008	100,000	—	N
Goldman Swaption Put, Strike Price $1.80	January 2008	100,000	—	N
Goldman Swaption Put, Strike Price $1.80	January 2008	100,000	—	N
JP Morgan Swaption Put, Strike Price $1.80	January 2008	100,000	—	N
JP Morgan Swaption Put, Strike Price $1.80	January 2008	100,000	—	N
Lehman Swaption Put, Strike Price $1.80	January 2008	100,000	—	N
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2008	36	(76)
U.S. Treasury Note Futures Call, Strike Price $112.00	February 2008	5	(6)
U.S. Treasury Note Futures Put, Strike Price $107.00	February 2008	11	9
U.S. Treasury Note Futures Put, Strike Price $112.00	February 2008	23	1

			$(59)

N.M.—Not Meaningful.

A

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2007.

Portfolio of Investments—Continued

Western Asset Intermediate Plus Bond Portfolio—Continued

C

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 12.23% of net assets.

D	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Pay-in-Kind (“PIK”) security—A security in which interest or dividends during the initial few years is paid in additional PIK securities rather than in cash.
F	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.
G

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.
I	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
J	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
K	All or a portion of this security is collateral to cover futures and options contracts written.
L

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$859
Gross unrealized depreciation	$(2,440)

Net unrealized depreciation	$(1,581)

M	Options and futures are described in more detail in the notes to financial statements.
N	Amount less than $1.
Par represents actual number of contracts.
†

Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

EUR—Euro

Portfolio of Investments

Western Asset Limited Duration Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Long-Term Securities	120.4%
Corporate Bonds and Notes	21.2%
Aerospace and Defense	0.2%
United Technologies Corp.		5.375%	12/15/17	$240	$242

Airlines	0.4%
Northwest Airlines Inc.		5.699%	5/20/14	459	451	A

Capital Markets	2.7%
Goldman Sachs Capital II		5.793%	12/29/49	1,280	1,140	B
Lehman Brothers Holdings Capital Trust VII		5.857%	11/29/49	570	508	B
Lehman Brothers Holdings Inc.		6.500%	7/19/17	200	202
Merrill Lynch and Co. Inc.		6.050%	8/15/12	400	408
Morgan Stanley		6.600%	4/1/12	200	210
The Bear Stearns Cos. Inc.		6.400%	10/2/17	230	222
The Goldman Sachs Group Inc.		6.600%	1/15/12	210	222

					2,912

Commercial Banks	1.4%
HSBC Bank PLC		8.010%	7/20/12	500	419	A,C
HSBC Bank PLC		10.199%	8/20/12	40	37	A
SunTrust Capital VIII		6.100%	12/15/36	60	50	B
Wachovia Capital Trust III		5.800%	8/29/42	980	876	B
Wells Fargo Capital X		5.950%	12/15/36	150	140	B

					1,522

Commercial Services and Supplies	0.4%
Waste Management Inc.		7.375%	8/1/10	450	475

Consumer Finance	3.0%
American Express Co.		6.800%	9/1/66	300	304	B
Ford Motor Credit Co.		6.625%	6/16/08	1,510	1,488
GMAC LLC		6.034%	9/23/08	1,190	1,150	A
Nelnet Inc.		7.400%	9/29/36	280	269	B

					3,211

Diversified Financial Services	2.5%
AGFC Capital Trust I		6.000%	1/15/67	630	571	B,C
Capmark Financial Group Inc.		5.875%	5/10/12	300	237	C,D
General Electric Capital Corp.		5.000%	12/1/10	270	275
General Electric Capital Corp.		6.375%	11/15/67	450	465	B
IBM International Group Capital LLC		5.050%	10/22/12	540	550
TNK-BP Finance SA		7.500%	3/13/13	110	110	C
ZFS Finance USA Trust III		6.141%	12/15/65	540	524	B,C

					2,732

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Diversified Telecommunication Services	0.1%
Qwest Corp.		8.875%	3/15/12	$130	$139

Electric Utilities	0.4%
Pacific Gas and Electric Co.		4.800%	3/1/14	400	389

Food and Staples Retailing	0.5%
Wal-Mart Stores Inc.		5.800%	2/15/18	580	599

Health Care Equipment and Supplies	0.2%
Hospira Inc.		5.550%	3/30/12	200	203

Health Care Providers and Services	0.2%
Quest Diagnostics Inc.		5.125%	11/1/10	180	183

Hotels, Restaurants and Leisure	0.1%
Caesars Entertainment Inc.		7.500%	9/1/09	130	138

IT Services	0.5%
Electronic Data Systems Corp.		7.125%	10/15/09	560	578

Leisure Equipment and Products	N.M.
Eastman Kodak Co.		7.250%	11/15/13	10	10

Media	1.9%
Clear Channel Communications Inc.		6.625%	6/15/08	60	60
Clear Channel Communications Inc.		4.250%	5/15/09	650	617
Comcast Cable Communications Inc.		6.875%	6/15/09	300	308
Comcast Cable Communications Inc.		6.750%	1/30/11	200	209
Liberty Media LLC		7.875%	7/15/09	300	305
The Walt Disney Co.		4.700%	12/1/12	160	160
Time Warner Inc.		5.500%	11/15/11	400	402

					2,061

Multi-Utilities	0.5%
CenterPoint Energy Inc.		5.875%	6/1/08	150	150
Dominion Resources Inc.		4.750%	12/15/10	400	401

					551

Multiline Retail	0.2%
Federated Retail Holdings Inc.		5.350%	3/15/12	150	146
May Department Stores Co.		5.750%	7/15/14	50	48

					194

Office Electronics	0.2%
Xerox Corp.		5.500%	5/15/12	170	173

Oil, Gas and Consumable Fuels	2.1%
Devon Financing Corp. ULC		6.875%	9/30/11	260	278
El Paso Natural Gas Co.		5.950%	4/15/17	370	365
Hess Corp.		6.650%	8/15/11	320	338
Kinder Morgan Energy Partners LP		6.750%	3/15/11	310	325
Pemex Project Funding Master Trust		6.125%	8/15/08	6	6
Pemex Project Funding Master Trust		6.291%	6/15/10	242	245	A,C
Pemex Project Funding Master Trust		6.291%	6/15/10	59	60	A,C

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Pemex Project Funding Master Trust		5.724%	12/3/12	$380	$375	A,C
XTO Energy Inc.		5.650%	4/1/16	290	292

					2,284

Real Estate Investment Trusts	0.7%
iStar Financial Inc.		5.331%	9/15/09	300	277	A
iStar Financial Inc.		5.650%	9/15/11	500	447

					724

Thrifts and Mortgage Finance	2.1%
Countrywide Financial Corp.		5.128%	5/5/08	30	27	A
Countrywide Financial Corp.		5.104%	3/24/09	570	439	A
Countrywide Financial Corp.		5.800%	6/7/12	60	44
Countrywide Home Loans Inc.		5.200%	2/27/08	10	10	A
Residential Capital LLC		7.782%	11/21/08	700	557	A
Residential Capital LLC		7.814%	4/17/09	510	362	A
Residential Capital LLC		7.500%	2/22/11	1,000	622	D
Washington Mutual Bank		5.141%	6/16/10	250	225	A

					2,286

Tobacco	0.3%
Altria Group Inc.		5.625%	11/4/08	310	312

Wireless Telecommunication Services	0.6%
Sprint Capital Corp.		6.125%	11/15/08	200	200
Vodafone Group PLC		5.350%	2/27/12	400	403

					603

Total Corporate Bonds and Notes (Cost—$24,186)					22,972

Asset-Backed Securities	16.6%
Fixed Rate Securities	1.3%
Countryplace Manufactured Housing Contract Trust 2007-1 A1		5.484%	7/15/37	393	391	C
Countryplace Manufactured Housing Contract Trust 2007-1 A2		5.232%	7/15/37	500	475	C
GMAC Mortgage Corp. Loan Trust 2005-HE2 A3		4.622%	11/25/35	379	375
Prestige Auto Receivables Trust 2005-1A		4.370%	6/16/12	126	126	C
UCFC Home Equity Loan 1998-D		6.905%	4/15/30	46	46

					1,413

Indexed SecuritiesA	15.3%
AESOP Funding II LLC 2004-2A		5.169%	4/20/10	500	498	C
Ameriquest Mortgage Securities Inc. 2005-R11 A2D		5.113%	1/25/36	240	226
Asset Backed Securities Corp. Home Equity Loan Trust 2005-HE5 A1		4.949%	6/25/35	371	348

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Bayview Financial Acquisition Trust 2004-C		5.275%	5/28/44	$102	$100
Bayview Financial Acquisition Trust 2006-D 2A4		5.135%	12/28/36	705	647
Bear Stearns Asset Backed Securities Trust 2007-HE6 1A1		6.039%	8/25/37	473	462
Bear Stearns Asset-Backed Securities Inc. 2005-AQ2		5.059%	9/25/35	417	415
Bear Stearns Asset-Backed Securities Inc. 2007-SD2 2A1		5.189%	9/25/46	421	378
Bear Stearns Asset-Backed Securities Trust 2006-SD2		4.989%	6/25/36	410	398
BNC Mortgage Loan Trust 2007-1 A3		4.889%	3/25/37	500	451
Chase Funding Mortgage Loan Asset-Backed Certificates 2002-4		5.529%	10/25/32	18	17
Citigroup Mortgage Loan Trust Inc. 2007-SHL1 A		5.189%	11/25/46	882	688	C
Countrywide Asset-Backed Certificates 2002-3		5.529%	5/25/32	7	7
Countrywide Asset-Backed Certificates 2007-13 2A1		5.683%	10/25/47	560	549
Countrywide Asset-Backed Certificates 2007-SE1 1A1		5.339%	5/25/47	964	874	C
Countrywide Asset-Backed Certificates 2007-SEA2 1A1		5.789%	8/25/47	486	479	C
Countrywide Home Equity Loan Trust 2004-J		5.318%	12/15/33	37	37
Countrywide Home Equity Loan Trust 2004-O		5.308%	2/15/34	66	64
Countrywide Home Equity Loan Trust 2007-GW A		5.578%	8/15/37	721	698
Ellington Loan Acquisition Trust 2007-1 A2A1		5.789%	5/26/37	300	294	C
First Franklin Mortgage Loan Asset-Backed Certificates 2004-FF10		5.189%	12/25/32	8	8
FLAC Holdings LLC 2006-1 A1		5.211%	12/15/18	425	407	C
GSAA Home Equity Trust 2005-8 A2		5.009%	6/25/35	1,000	994
HSI Asset Securitization Corp. Trust 2005-I1 2A1		4.909%	11/25/35	120	120
Ixis Real Estate Capital Trust 2006-HE2 A3		4.949%	8/25/36	900	815
Long Beach Mortgage Loan Trust 2006-A A1		4.879%	5/25/36	499	197
MASTR Specialized Loan Trust 2006-3 A		5.049%	6/25/46	617	587	C
Morgan Stanley Mortgage Loan Trust 2006-12XS		4.909%	10/25/36	421	418
Origen Manufactured Housing 2006-A		5.178%	11/15/18	357	350
Ownit Mortgage Loan Asset-Backed Certificates 2005-2 A2C		5.089%	3/25/36	128	124
RAAC Series 2007-RP2 A		5.139%	2/25/46	707	670	C
RAAC Series 2007-RP2 M1		5.439%	2/25/46	600	420	C
Rental Car Finance Corp. 2004-1A		4.989%	6/25/09	750	750	C
Residential Asset Mortgage Products Inc. 2002-RS6		5.689%	11/25/32	10	10
Residential Asset Securities Corp. 2006-KS1 A4		5.089%	2/25/36	310	268
SACO I Trust 2006-3 A3		5.019%	4/25/36	853	560
Securitized Asset Backed Receivables LLC 2006-FR3 A2		4.929%	5/25/36	800	773

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
SLM Student Loan Trust 2007-6 A1		5.319%	4/27/15	$500	$498
Superior Wholesale Inventory Financing Trust 2004-A10		5.128%	9/15/11	500	494
WaMu Asset-Backed Certificates 2007-HE1 2A3		4.939%	1/25/37	500	429

					16,522

Total Asset-Backed Securities (Cost—$19,536)					17,935

Mortgage-Backed Securities	30.7%
Fixed Rate Securities	0.8%
Countrywide Alternative Loan Trust 2004-J1		6.000%	2/25/34	43	43
Residential Asset Mortgage Products Inc. 2004-SL1		7.000%	11/25/31	183	187
Residential Asset Mortgage Products Inc. 2004-SL2		8.500%	10/25/31	28	30
Residential Asset Mortgage Products Inc. 2005-SL1		8.000%	5/25/32	547	576

					836

Indexed SecuritiesA	22.9%
American Home Mortgage Investment Trust 2005-4 5A		5.350%	11/25/45	969	966
American Home Mortgage Investment Trust 2005-SD1		5.239%	9/25/35	468	456	C
Banc of America Mortgage Securities 2003-D		4.569%	5/25/33	162	160
Banc of America Mortgage Securities 2005-F		5.012%	7/25/35	756	753
Bayview Commercial Asset Trust 2005-2A A2		5.139%	8/25/35	410	384	C
Bear Stearns Alt-A Trust 2007-1 1A1		4.949%	1/25/47	1,052	992
Bear Stearns ARM Trust 2004-10		4.739%	1/25/35	363	362
Bear Stearns Second Lien Trust 2007-SV1A A1		5.009%	12/25/36	466	396	C
Bear Stearns Structured Products Inc. 2007-R10 A1		5.139%	9/26/37	980	973	C
CBA Commercial Small Balance Commercial Trust 2005-1A		5.109%	7/25/35	424	399	C
Citigroup Mortgage Loan Trust Inc. 2005-5		5.433%	8/25/35	257	260
Countrywide Alternative Loan Trust 2005-38 A3		5.139%	9/25/35	307	292
Countrywide Alternative Loan Trust 2005-51 2A1		5.249%	11/20/35	310	294
Countrywide Alternative Loan Trust 2006-0A22 A1		4.949%	2/25/47	1,011	948
Countrywide Alternative Loan Trust 2006-OA1 2A1		5.159%	3/20/46	498	470
Countrywide Asset-Backed Certificates 2005-IM1		5.063%	11/25/35	403	397
Countrywide Home Loans 2005-R3		5.189%	9/25/35	537	521	C
Credit Suisse/Morgan Stanley Commercial Mortgage Trust 2006-HC1A		5.218%	5/15/23	594	585	C
Crusade Global Trust 2003-2		5.156%	9/18/34	53	53	E

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
CS First Boston Mortgage Securities Corp. 2004-AR5 7A2		4.600%	6/25/34	$337	$334
CS First Boston Mortgage Securities Corp. 2004-AR6 1A1		5.534%	10/25/34	261	264
First Horizon Alternative Mortgage Securities 2004-AA4 A1		5.383%	10/25/34	253	253
Granite Mortgages PLC 2003-1		5.370%	1/20/20	34	34	C,E
Greenpoint Mortgage Funding Trust 2006-AR7 1A1B		4.909%	12/25/46	416	392
GSMPS Mortgage Loan Trust 2005-RP3		5.139%	9/25/35	422	419	C
Harborview Mortgage Loan Trust 2006-13 A		5.145%	11/19/46	433	399
Harborview Mortgage Loan Trust 2006-7		5.165%	10/19/37	618	576
Harborview Mortgage Loan Trust 2007-7 2A1A		5.789%	11/25/47	600	593
JPMorgan Mortgage Trust 2004-A1 1A1		4.341%	10/25/33	251	246
JPMorgan Mortgage Trust 2004-A1 1A1		4.804%	2/25/34	313	307
Luminent Mortgage Trust 2006-2		4.989%	2/25/46	551	513
Luminent Mortgage Trust 2006-7 2A2		5.009%	12/25/36	1,097	986
MASTR Adjustable Rate Mortgages Trust 2004-13		3.787%	11/21/34	350	346
MASTR Adjustable Rate Mortgages Trust 2006-OA2 1A1		5.733%	12/25/46	570	535
MASTR Specialized Loan Trust 2006-2		5.049%	2/25/36	381	350	C
Medallion Trust 2003-1G		5.428%	12/21/33	55	54	E
MLCC Mortgage Investors Inc. 2003-H		6.828%	1/25/29	19	19
Sequoia Mortgage Trust 2003-2 A2		5.165%	6/20/33	30	29
Structured Adjustable Rate Mortgage Loan Trust 2005-16XS		5.129%	8/25/35	171	165
Structured Adjustable Rate Mortgage Loan Trust 2005-19XS		5.089%	10/25/35	229	222
Structured Asset Mortgage Investments Inc. 2006-AR5 2A1		4.999%	5/25/36	339	320
Structured Asset Mortgage Investments Inc. 2006-AR5 4A1		5.009%	5/25/46	527	490
Structured Asset Mortgage Investments Inc. 2006-AR6		4.979%	7/25/36	599	549
Structured Asset Mortgage Investments Inc. 2006-AR7 A1A		5.075%	8/25/36	718	664
Thornburg Mortgage Securities Trust 2005-2 A4		5.115%	7/25/45	899	899
Thornburg Mortgage Securities Trust 2005-3		5.029%	10/25/35	612	611
Thornburg Mortgage Securities Trust 2006-5 A1		4.909%	9/25/46	704	688
Wachovia Mortgage Loan Trust LLC 2005-A		4.720%	8/20/35	245	246
WaMu Mortgage Pass Through Certificates 2003-AR8 A		4.030%	8/25/33	345	342
WaMu Mortgage Pass-Through Certificates 2003-AR10		4.056%	10/25/33	600	591
WaMu Mortgage Pass-Through Certificates 2005-AR19		5.199%	12/25/45	500	472

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
WaMu Mortgage Pass-Through Certificates 2006-AR11		6.363%	9/25/46	$546	$521
WaMu Mortgage Pass-Through Certificates 2006-AR4 DA		5.758%	6/25/46	493	477
WaMu Mortgage Pass-Through Certificates 2007-HY7 1A1		5.644%	7/25/37	473	474
WaMu Mortgage Pass-Through Certificates, 2005-AR15 A1A2		5.069%	11/25/45	477	447
Zuni Mortgage Loan Trust 2006-OA1		4.919%	8/25/36	364	348

					24,836

Variable Rate SecuritiesF	7.0%
Banc of America Funding Corp. 2004-B		6.782%	12/20/34	127	129
Banc of America Funding Corp. 2005-F 2A1		5.205%	9/20/35	1,055	1,043
Bear Stearns Alt-A Trust 2004-9 3A1		5.202%	9/25/34	310	308
Chase Mortgage Finance Corp. 2007-A1 2A3		4.138%	2/25/37	463	459
Citigroup Mortgage Loan Trust Inc. 2007-AR8 1A1A		5.756%	8/25/47	588	583
Countrywide Alternative Loan Trust 2004-33 1A1		5.589%	12/25/34	43	43
Countrywide Alternative Loan Trust 2004-33 2A1		6.593%	12/25/34	21	21
Countrywide Alternative Loan Trust 2005-14		3.300%	5/25/35	78	78
Countrywide Home Loans 1A1-11		4.970%	7/25/34	234	234
IndyMac INDX Mortgage Loan Trust 2004-AR15		5.193%	2/25/35	306	302
JPMorgan Mortgage Trust 2006-A2 5A1		3.755%	11/25/33	243	241
Merrill Lynch Mortgage Investors Trust 2004-A1 2A1		4.560%	2/25/34	394	390
Nomura Asset Acceptance Corp. 2004-AR4 1A1		4.903%	12/25/34	541	534
Prime Mortgage Trust 2005-2		7.409%	10/25/32	137	141
Residential Funding Mortgage Securities I 2005-SA3		4.895%	8/25/35	421	419
Small Business Administration Series 2004-2		7.580%	9/25/18	415	436
Structured Adjustable Rate Mortgage Loan Trust 2004-2 4A1		4.260%	3/25/34	268	266
Structured Adjustable Rate Mortgage Loan Trust 2005-12 3A1		5.665%	6/25/35	375	374
Structured Asset Securities Corp. 2003-22A 3A		4.420%	6/25/33	706	704
Structured Asset Securities Corp. 2004-SC1		9.960%	12/25/29	86	87	C
WaMu Mortgage Pass-Through Certificates 2007-HY3 4A1		5.349%	3/25/37	813	810

					7,602

Total Mortgage-Backed Securities (Cost—$34,108)					33,274

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
U.S. Government and Agency Obligations	9.7%
Fixed Rate Securities	6.7%
Fannie Mae		5.000%	9/15/08	$150	$151
Federal Home Loan Bank		5.000%	2/20/09	320	324
Freddie Mac		5.000%	6/11/09	4,200	4,278
Freddie Mac		5.125%	8/23/10	260	270
United States Treasury Notes		5.000%	7/31/08	500	504
United States Treasury Notes		4.000%	4/15/10	1,560	1,591
United States Treasury Notes		4.625%	10/31/11	145	152

					7,270

Treasury Inflation-Protected SecuritiesG	3.0%
United States Treasury Inflation-Protected Security		1.875%	7/15/15	107	110
United States Treasury Inflation-Protected Security		2.500%	7/15/16	724	772
Treasury Inflation-Protected Securities—Continued
United States Treasury Inflation-Protected Security		2.375%	1/15/17	1,119	1,181
United States Treasury Inflation-Protected Security		2.375%	1/15/25	1,053	1,105

					3,168

Total U.S. Government and Agency Obligations (Cost—$10,124)					10,438

U.S. Government Agency Mortgage-Backed Securities	31.7%
Fixed Rate Securities	23.3%
Fannie Mae		5.000%	12/1/22 to 12/1/37	10,900	10,642	H
Fannie Mae		5.500%	12/1/22 to 12/1/37	6,550	6,550	H
Fannie Mae		6.000%	12/1/37	1,500	1,523	H
Fannie Mae		6.500%	12/1/37	1,500	1,542	H
Freddie Mac		5.000%	12/1/37	100	97	H
Freddie Mac		6.000%	12/1/37	3,200	3,247	H
Government National Mortgage Association		5.000%	8/15/33	68	67
Government National Mortgage Association		6.000%	12/1/37	1,500	1,536	H

					25,204

Indexed SecuritiesA	8.4%
Fannie Mae		4.203%	12/1/34	127	126
Fannie Mae		4.243%	12/1/34	120	119
Fannie Mae		4.331%	1/1/35	141	142
Fannie Mae		4.852%	1/1/35	242	244
Fannie Mae		4.791%	2/1/35	547	553
Fannie Mae		4.533%	3/1/35	249	247

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Fannie Mae		5.051%	3/1/35	$436	$439
Fannie Mae		4.714%	7/1/35	4,071	4,066
Freddie Mac		4.353%	12/1/34	56	55
Freddie Mac		4.087%	1/1/35	41	40
Freddie Mac		4.144%	1/1/35	66	65
Freddie Mac		4.476%	1/1/35	193	191
Freddie Mac		6.208%	12/1/36	2,794	2,843

					9,130

Total U.S. Government Agency Mortgage-Backed Securities (Cost—$34,231)					34,334

Yankee BondsE	9.9%
Beverages	0.2%
Diageo Capital PLC		5.200%	1/30/13	210	211

Capital Markets	0.5%
Deutsche Bank AG		6.000%	9/1/17	500	519

Commercial Banks	3.7%
Glitnir Banki Hf		5.620%	1/21/11	720	699	A,C
HSBC Bank PLC		10.449%	8/20/12	40	37	A
Kaupthing Bank Hf		5.938%	4/12/11	300	293	A,C
Kaupthing Bank Hf		5.750%	10/4/11	290	273	C
Landsbanki Islands Hf		6.100%	8/25/11	410	404	C
Landsbanki Islands Hf		7.431%	10/19/17	140	134	B,C
Resona Preferred Global Securities		7.191%	12/29/49	360	357	B,C
Shinsei Finance Cayman Ltd.		6.418%	1/29/49	970	824	B,C
TuranAlem Finance BV		6.555%	1/22/09	130	120	A,C
VTB Capital SA for Vneshtorgbank		5.494%	8/1/08	639	633	A,C
VTB Capital SA for Vneshtorgbank		6.660%	11/2/09	280	276	A,C

					4,050

Diversified Financial Services	1.0%
Aiful Corp.		5.000%	8/10/10	500	491	C
MUFG Capital Finance 1 Ltd.		6.346%	7/29/49	240	227	B
TNK-BP Finance SA		6.875%	7/18/11	370	365	C

					1,083

Diversified Telecommunication Services	2.3%
British Telecommunications PLC		8.625%	12/15/10	400	439	D
Deutsche Telekom International Finance BV		8.000%	6/15/10	400	427
France Telecom SA		7.750%	3/1/11	400	430	D
Koninklijke (Royal) KPN NV		8.000%	10/1/10	400	429
Telefonica Emisiones S.A.U.		5.226%	6/19/09	410	407	A
Telefonica Emisiones S.A.U.		5.208%	2/4/13	400	381	A

					2,513

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR/ SHARES	VALUE
Foreign Governments	0.4%
Russian Federation		3.000%	5/14/08	$180	$179
Russian Federation		8.250%	3/31/10	22	23	C
Russian Federation		8.250%	3/31/10	206	213	C

					415

Health Care Equipment and Supplies	0.2%
Baxter Finco BV		4.750%	10/15/10	260	261

Industrial Conglomerates	0.3%
Tyco International Group SA		6.375%	10/15/11	300	310

Metals and Mining	0.6%
Vale Overseas Ltd.		6.250%	1/23/17	620	622

Oil, Gas and Consumable Fuels	0.7%
Anadarko Finance Co.		6.750%	5/1/11	700	740

Total Yankee Bonds (Cost—$10,869)					10,724

Preferred Stocks	0.6%

Fannie Mae		8.250%		10	258	B
Freddie Mac		8.375%		14	366	B

Total Preferred Stocks (Cost—$600)					624

Total Long-Term Securities (Cost—$133,654)					130,301

Short-Term Securities	2.2%

U.S. Government and Agency Obligations	0.3%
Fannie Mae		0.000%	3/17/08	248	246	I,J
Fannie Mae		0.000%	3/27/08	32	32	I,J
Fannie Mae		0.000%	3/26/08	35	35	I,J
Fannie Mae		0.000%	4/30/08	25	24	I,J

					337

Repurchase Agreement	1.9%
Goldman Sachs & Company 4.15% dated 12/31/07, to be repurchased at $2,067 on 1/2/08 (Collateral: 2,065 Fannie Mae note, 5.38%, due 4/11/22, value $2,109)				2,067	2,067

Total Short-Term Securities (Cost—$2,403)					2,404

Total Investments (Cost—$136,057)K	122.6%				132,705
Other Assets Less Liabilities	(22.6)%				(24,476)

Net Assets	100.0%				$108,229

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedL
Eurodollar Futures	March 2008	170	$49
Eurodollar Futures	June 2008	84	37
Eurodollar Futures	September 2008	20	13
Eurodollar Futures	December 2008	20	16
Eurodollar Futures	March 2009	20	19
Eurodollar Futures	June 2009	20	19
Eurodollar Futures	September 2009	20	18
U.S. Treasury Note Futures	March 2008	266	57

			$228

Futures Contracts WrittenL
U.S. Treasury Note Futures	March 2008	231	$(21)
U.S. Treasury Note Futures	March 2008	124	(37)

			$(58)

Options WrittenL
U.S. Treasury Note Futures Call, Strike Price $111.00	February 2008	29	$(61)
U.S. Treasury Note Futures Put, Strike Price $111.00	January 2008	6	2
U.S. Treasury Note Futures Put, Strike Price $112.00	January 2008	38	6

			$(53)

N.M.—Not Meaningful.

A

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Consumer Price Index (“CPI”) or the one-year Treasury Bill Rate. The coupon rates are the rates as of December 31, 2007.

B

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

C

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 17.47% of net assets.

D	Credit Linked Security—The rates of interest earned on these securities are tied to the credit rating assigned by Standard & Poor’s Rating Service and/or Moody’s Investors Services.
E	Yankee Bond—A dollar-denominated bond issued in the U.S. by foreign entities.
F	The coupon rates shown on variable rate securities are the rates at December 31, 2007. These rates vary with the weighted average coupon of the underlying loans.
G

Treasury Inflation-Protected Security—Treasury security whose principal value is adjusted daily in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.

H	When-issued Security—Security purchased on a delayed delivery basis. Final settlement amount and maturity date have not yet been announced.

Portfolio of Investments—Continued

Western Asset Limited Duration Bond Portfolio—Continued

I	Zero coupon bond—A bond with no periodic interest payments which is sold at such a discount as to produce a current yield to maturity.
J	All or a portion of this security is collateral to cover futures and options contracts written.
K

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$777
Gross unrealized depreciation	$(4,129)

Net unrealized depreciation	$(3,352)

L	Options and futures are described in more detail in the notes to financial statements.

Portfolio of Investments

Western Asset Non-U.S. Opportunity Bond Portfolio

December 31, 2007 (Unaudited)

(Amounts in Thousands)

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†	VALUE
Long-Term Securities	93.8%
Corporate Bonds and Notes	27.5%
Capital Markets	0.9%
Lehman Brothers Holdings Inc.		4.625%	3/14/19	$1,300 EUR	$1,648A

Commercial Banks	9.2%
Alliance and Leicester PLC		5.000%	10/4/10	1,200 EUR	1,741
Banco Popolare di Verona e Novara Scrl		6.156%	6/29/49	1,000 EUR	1,320A
Bayerische Landesbank		5.750%	10/23/17	250 EUR	365
Deutsche Postbank IV		5.983%	6/29/49	1,150 EUR	1,515A
Dexia Municipal Agency		1.550%	10/31/13	282,000 JPY	2,551
ESFG International Ltd.		5.753%	6/29/49	750 EUR	956A
European Investment Bank		4.250%	12/7/10	2,280 GBP	4,473
European Investment Bank		1.900%	1/26/26	236,000 JPY	2,075B
HSH Nordbank Luxembourg		7.408%	6/29/49	1,100 EUR	1,555A
Shinsei Bank Ltd.		3.750%	2/23/16	100 EUR	133A,B
Swedbank AB		5.570%	9/27/17	50 EUR	72A

					16,756

Diversified Financial Services	14.1%
Banca Italease SpA		4.679%	2/11/08	100 EUR	146C
Banca Italease SpA		4.897%	5/27/08	200 EUR	290C
Banca Italease SpA		4.956%	3/2/09	50 EUR	72C
Banca Italease SpA		4.982%	10/15/09	50 EUR	70C
Banca Italease SpA		4.803%	2/2/10	250 EUR	349C
Banca Italease SpA		4.904%	11/23/10	200 EUR	275C
Banca Italease SpA		4.889%	2/8/12	50 EUR	68C
Banca Italease SpA		5.203%	3/14/12	50 EUR	68C
Caisse Refinancement de l’Habitat		4.200%	4/25/11	2,000 EUR	2,904
Eksportfinans ASA		1.600%	3/20/14	365,000 JPY	3,328
Eurohypo Capital Funding Trust 1		6.445%	5/29/49	61 EUR	88A
Irish Nationwide Building Society		5.875%	12/15/08	200 GBP	393
Japan Finance Corp. for Municipal Enterprises		1.350%	11/26/13	181,000 JPY	1,637
Kreditanstalt fuer Wiederaufbau		2.050%	2/16/26	553,000 JPY	4,935
Kreditanstalt fuer Wiederaufbau		2.600%	6/20/37	390,000 JPY	3,641
Landesbank Hessen-Thueringen Girozentrale		5.375%	3/7/12	200 GBP	403
Network Rail MTN Finance PLC		4.875%	3/6/09	3,000 GBP	5,975
Resona Bank Ltd.		4.125%	9/29/49	200 EUR	264A,B
SNS Reaal		6.258%	7/17/17	650 EUR	866A

					25,772

Diversified Telecommunication Services	0.5%
British Telecommunications PLC		5.250%	1/22/13	230 EUR	333

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE
British Telecommunications PLC		5.250%	6/23/14	$274	EUR	$393
Telecom Italia SpA		5.250%	3/17/55	200	EUR	223

						949

Insurance	1.4%
AXA SA		6.211%	10/29/49	200	EUR	277A
Groupama		6.298%	10/29/49	550	EUR	755A
Mapfre SA		5.921%	7/24/37	400	EUR	561A
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe)		5.767%	6/29/49	700	EUR	968A

						2,561

Oil, Gas and Consumable Fuels	0.3%
BP Capital Markets PLC		5.750%	2/26/10	250	GBP	502

Pharmaceuticals	0.5%
AstraZeneca PLC		5.125%	1/15/15	639	EUR	929

Thrifts and Mortgage Finance	0.2%
Hypo Real Estate International Trust I		5.864%	6/14/49	350	EUR	422A

Tobacco	0.4%
BAT International Finance PLC		5.375%	6/29/17	500	EUR	710

Total Corporate Bonds and Notes (Cost—$46,748)						50,249

U.S. Government and Agency Obligations	0.7%
Fixed Rate Securities	0.7%
Freddie Mac		5.750%	9/15/10	900	EUR	1,354

Total U.S. Government and Agency Obligations (Cost—$865)						1,354

Foreign Government Obligations	65.6%
Canadian Real Return Bond		4.500%	6/1/15	4,348	CAD	4,559D
Canadian Real Return Bond		4.000%	12/1/31	195	CAD	276D
Federal Republic of Germany		3.500%	4/8/11	2	EUR	3
Federal Republic of Germany		4.750%	7/4/34	2,390	EUR	3,534
France Government Bond OAT		4.000%	4/25/55	7,760	EUR	10,020
Government of Canada		4.000%	6/1/16	28,530	CAD	28,966
Government of Poland		5.000%	10/24/13	2,550	PLN	985
Government of Poland		6.250%	10/24/15	7,204	PLN	2,972
Government of Poland		5.750%	9/23/22	7,600	PLN	3,059
Japan Development Bank		2.300%	3/19/26	560,000	JPY	5,195
Kingdom of Denmark		5.000%	11/15/13	17,460	DKK	3,553
Kingdom of Norway		6.500%	5/15/13	5,640	NOK	1,128
Kingdom of Norway		5.000%	5/15/15	29,280	NOK	5,500
Kingdom of Norway		4.250%	5/19/17	6,630	NOK	1,179
Kingdom of Spain		5.750%	7/30/32	1,970	EUR	3,315

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	% OF NET ASSETS	RATE	MATURITY DATE	PAR†		VALUE
Kingdom of the Netherlands		4.500%	7/15/17	$2,500	EUR	$3,681
Kingdom of the Netherlands		5.500%	1/15/28	1,270	EUR	2,060
Queensland Treasury Corp.		6.000%	6/14/11	16,640	AUD	14,078	D
Republic of France		5.000%	10/25/16	819	EUR	1,252	D
Republic of France		4.750%	4/25/35	2,220	EUR	3,285	D
United Kingdom of Great Britain and Northern Ireland		8.000%	6/7/21	960	GBP	2,555
United Kingdom Treasury Stock		5.000%	3/7/12	9,090	GBP	18,498

Total Foreign Government Obligations (Cost—$110,225)						119,653

Total Long-Term Securities (Cost—$157,838)						171,256

Short-Term Securities	2.9%
Options PurchasedE	0.2%
Euro Currency Call, June 2008, Strike Price $95.88				672	F	135
German Republic Bond Call, February 2008, Strike Price $110.50				321	F	26
U.S. Treasury Note Futures Put, February 2008, Strike Price $107.00				1,452	F	113

						274

Repurchase Agreement	2.7%
Goldman Sachs & Company 4.15%, dated 12/31/07, to be repurchased at $4,888 on 1/2/08 (Collateral: $4,520 Fannie Mae note, 7.250%, due 1/15/10, value $4,989)				4,887		4,887

Total Short-Term Securities (Cost—$5,755)						5,161

Total Investments (Cost—$163,593)G	96.7%					176,417
Other Assets Less Liabilities	3.3%					6,071

Net Assets	100.0%					$182,488

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

	EXPIRATION	ACTUAL CONTRACTS	APPRECIATION/ (DEPRECIATION)
Futures Contracts PurchasedE
Australia Treasury Bond Futures	March 2008	64	(72)
Euro Schatz Futures	March 2008	1	(1)
U.S. Treasury Note Futures	March 2008	1	1

			$(72)

Futures Contracts WrittenE
German Republic Bond Futures	March 2008	66	108
German Republic Bond Futures	March 2008	38	70
U.S. Treasury Note Futures	March 2008	166	46
United Kingdom Treasury Bond Futures	March 2008	64	(60)

			$164

Options WrittenE
Euro Currency Call, Strike Price $96.00	December 2008	566	246
USD Put/CAD Call, Strike Price $0.94	February 2008	1,770,000	23

			$269

BROKER	SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN/(LOSS)
		RECEIVE		DELIVER
Citibank N.A.	2/12/08	AUD	$800	USD	$710	$(10)
UBS AG London	2/12/08	AUD	2,000	USD	1,771	(19)
Credit Suisse First Boston (London)	2/12/08	CAD	1,740	USD	1,836	(73)
Citibank N.A.	2/12/08	DKK	2,100	USD	413	(1)
UBS AG London	2/12/08	DKK	12,386	USD	2,366	64
Citibank N.A.	2/12/08	EUR	1,200	USD	1,760	(4)
Deutsche Bank AG London	2/12/08	EUR	2,403	USD	3,570	(55)
JPMorgan Chase Bank	2/12/08	EUR	10,000	USD	14,789	(159)
Morgan Stanley London FX	2/12/08	EUR	594	USD	846	24
Citibank N.A.	2/12/08	GBP	1,762	USD	3,597	(94)
Deutsche Bank AG London	2/12/08	JPY	412,560	USD	3,653	58
Goldman Sachs International	2/12/08	JPY	119,160	USD	1,075	(4)
Morgan Stanley London FX	2/12/08	JPY	41,140	USD	364	6
Citibank N.A.	2/12/08	NOK	2,680	USD	490	3
UBS AG London	2/12/08	NOK	2,238	USD	412	(1)
Citibank N.A.	2/12/08	PLN	2,170	USD	866	16
Credit Suisse First Boston (London)	2/12/08	SEK	12,242	USD	1,895	0
Citibank N.A.	2/12/08	USD	2,135	DKK	11,155	(53)
Citibank N.A.	2/12/08	USD	27,522	EUR	19,297	(708)
Citibank N.A.	2/12/08	USD	12,501	JPY	1,411,731	(196)
Citibank N.A.	2/12/08	USD	2,447	NOK	13,219	15
Citibank N.A.	2/12/08	USD	7,667	PLN	19,741	(353)
Credit Suisse First Boston (London)	2/12/08	USD	7,714	CAD	7,497	114
Credit Suisse First Boston (London)	2/12/08	USD	9,014	GBP	4,442	181
Deutsche Bank AG London	2/12/08	USD	7,378	EUR	5,071	(41)
Deutsche Bank AG London	2/12/08	USD	25,268	GBP	12,433	548
Deutsche Bank AG London	2/12/08	USD	7,381	NOK	40,060	12

Portfolio of Investments—Continued

Western Asset Non-U.S. Opportunity Bond Portfolio—Continued

BROKER	SETTLEMENT DATE	CONTRACT TO				UNREALIZED GAIN/(LOSS)
		RECEIVE		DELIVER
Goldman Sachs International	2/12/08	USD	$16,877	AUD	$19,236	$28
Goldman Sachs International	2/12/08	USD	1,420	CAD	1,391	10
Goldman Sachs International	2/12/08	USD	1,085	EUR	730	17
Goldman Sachs International	2/12/08	USD	507	GBP	250	10
Goldman Sachs International	2/12/08	USD	10,686	JPY	1,204,190	(144)
JPMorgan Chase Bank	2/12/08	USD	26,497	CAD	26,093	46
JPMorgan Chase Bank	2/12/08	USD	3,949	DKK	20,691	(111)
JPMorgan Chase Bank	2/12/08	USD	29,304	EUR	20,531	(732)
JPMorgan Chase Bank	2/12/08	USD	2,948	GBP	1,450	65
UBS AG London	2/12/08	USD	19,517	EUR	13,743	(589)
UBS AG London	2/12/08	USD	2,246	GBP	1,104	51

						$(2,079)

A

Stepped Coupon Security—A security with a predetermined schedule of interest or dividend rate changes at which time it begins to accrue interest or pay dividends according to the predetermined schedule.

B

Rule 144a Security—A security purchased pursuant to Rule 144a under the Securities Act of 1933 which may not be resold subject to that rule except to qualified institutional buyers. These securities, which the Fund’s investment adviser has determined to be liquid, represent 1.35% of net assets.

C

Indexed Security—The rates of interest earned on these securities are tied to the London Interbank Offered Rate (“LIBOR”), the Euro Interbank Offered Rate (“EURIBOR”) Index, the Consumer Price Index (“CPI”), the one-year Treasury Bill Rate or the ten-year Japanese Government Bond Rate. The coupon rates are the rates as of December 31, 2007.

D

Inflation-Protected Security—Security whose principal value is adjusted daily or monthly in accordance with changes to the relevant country’s Consumer Price Index or its equivalent used as an inflation proxy. Interest is calculated on the basis of the current adjusted principal value.

E	Options and futures are described in more detail in the notes to financial statements.
F	Par represents actual number of contracts.
G

Aggregate cost for federal income tax purposes is substantially the same as book cost. At December 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$13,779
Gross unrealized depreciation	(955)

Net unrealized appreciation	$12,824

†

Securities are denominated in U.S. Dollars, unless otherwise noted. Securities denominated in euro may not have been originally issued in euro, but were converted to euro from their local currencies as of January 1, 2002.

AUD—Australian	Dollar
CAD—Canadian	Dollar
DKK—Danish	Krone
EUR—Euro
GBP—British	Pound
JPY—Japanese	Yen
NOK—Norwegian	Krone
PLN—Polish	Zloty
USD—United	States Dollar

Swap Agreements

The Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk, or for other purposes. The use of swaps involves risks that are different from those associated with ordinary portfolio transactions.

Credit default swaps (denoted in the table on the following pages by a superscript 1) involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The Fund may enter into credit default swaps in which the Fund or its counterparty act as guarantors. By acting as the guarantor of a swap, the Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. Interest rate swap contracts (denoted in the table on the following pages by a superscript 2) involve the exchange of commitments to pay and receive interest based on a notional principal amount.

Commodity swaps, (denoted in the table on the following pages by a superscript 3), are agreements to exchange cash flows at specified intervals to gain investment exposure to the relevant spread of commodity reference prices. Total return swaps, (denoted in the table on the following pages by a superscript 4), are agreements to exchange the return generated by one instrument for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation/(depreciation). Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Funds’ custodian in compliance with swap contracts. Risks may exceed amounts recognized on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

If the fund is a seller of protection and a credit event occurs, as defined under the terms of the particular swap agreement, the portfolio will pay to the buyer of the protection an amount up to the notional value of the swap and in certain instances, take delivery of the security.

As of December 31, 2007, the one-and three-month London Interbank Offered Rates were 4.60% and 4.70%, respectively.

The year-to-date Dow Jones-AIG Commodity Total Return Index return was 19.99%.

The Lehman Brothers US ABS AAA Floating Home Equities Index was 5.06%. The 28 day Mexican Interbank Deposit Rate was 7.93%. The U.S. MBS Agency Fixed Rate was 5.52%.

The following is a summary of open swap contracts outstanding as of December 31, 2007.

Western Asset Absolute Return Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$100	$(4)
Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	100	(1)
Banc of America Securities LLC[2]	January 16, 2018	4.715% Semi-Annually	3-month LIBOR	200	(1)
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	100	—
Banc of America Securities LLC (Nordstrom Inc., 6.25%, due 1/15/18)[1]	December 20, 2017	0.93% Quarterly	Specified amount upon credit event notice	200	(4)
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13)[1]	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	110	4
Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	60	(2)
Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	60	(3)
Barclays Capital Inc.[2]	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	2,641	30
Barclays Capital Inc.[2]	December 15, 2009	3-month LIBOR	4% Semi-Annually	2,900	13
Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	60	—
Barclays Capital Inc. (CDX HY 8)[1]	June 20, 2012	2.75% Quarterly	Specified amount upon credit event notice	900	49
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	800	(38)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	10,000	(401)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (Countrywide Home Loans, Inc., 4%, due 3/22/011)[1]	September 20, 2008	Specified amount upon credit event notice	4.8% Quarterly	$3,500	$(294)
Barclays Capital Inc. (General Motors Corp. 7.125%, due 7/15/13)[1]	March 20, 2012	Specified amount upon credit event notice	3.45% Quarterly	1,600	(164)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	60	2
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	120	(1)
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	80	(1)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	150	(2)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	100	(1)
Barclays Capital Inc. (SLM Corp., 5.125%, due 8/27/12) [1]	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	2,350	(61)
Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/14) [1]	September 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	3,000	(26)
Barclays Capital Inc. (The AES Corp., 7.75%, due 3/1/214)[1]	September 20, 2012	Specified amount upon credit event notice	3.15% Quarterly	3,000	34
Barclays Capital Inc. (TXU Corp., 5.55%, due 11/15/14) [1]	September 20, 2012	Specified amount upon credit event notice	2.97% Quarterly	2,000	(173)
Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	100	(3)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16) [1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	100	—
Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	50	(2)
Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	50	(2)
Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-Annually	3-month LIBOR	90	(4)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	$50	$(2)
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice	50	(1)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	50	2
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)[1]	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	50	—
Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice	100	—
Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	700	(59)
Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	150	(6)
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)[1]	September 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	150	(1)
Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)[1]	March 20, 2012	1.37% Quarterly	Specified amount upon credit event notice	40	—
RBS Greenwich[2]	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	40	(1)

				$35,961	$(1,124)

Western Asset Core Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$4,700	$(191)
Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	6,650	(47)
Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	4,400	(103)
Banc of America Securities LLC[2]	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	2,750	(171)
Banc of America Securities LLC[2]	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	2,740	(152)
Banc of America Securities LLC[2]	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	4,120	(251)
Banc of America Securities LLC[2]	January 16, 2018	4.715% Semi-Annually	3-month LIBOR	3,200	(10)
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	6,650	(5)
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)[1]	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	2,740	50
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )[1]	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	4,400	33
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)[1]	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	4,120	113
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.4% Quarterly	9,810	(577)
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.5% Quarterly	6,440	(374)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Nordstrom Inc., 6.25%, due 1/15/18)[1]	December 20, 2017	0.93% Quarterly	Specified amount upon credit event notice	$3,200	$(56)
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )[1]	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	5,010	167
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)[1]	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	2,750	(40)
Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	3,550	(134)
Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	3,530	(189)
Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	3,520	(153)
Barclays Capital Inc.[2]	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	5,600	(275)
Barclays Capital Inc.[2]	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	17,443	200
Barclays Capital Inc.[2]	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	18,340	207
Barclays Capital Inc.[2]	December 15, 2009	3-month LIBOR	4% Semi-Annually	38,900	169
Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)[1]	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	3,520	5
Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	3,530	(13)
Barclays Capital Inc. (CDX IG 9)[1]	December 20, 2017	0.8% Quarterly	Specified amount upon credit event notice	12,550	24
Barclays Capital Inc. (CDX IG 9)[1]	December 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	21,350	(76)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$13,900	$(654)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	16,600	(568)
Barclays Capital Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	9,000	36
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	3,550	103
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	1,650	(20)
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	1,100	(14)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	1,970	(23)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	1,310	(18)
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25) [1]	December 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	5,600	69
Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	2,500	(84)
Bear Stearns, Inc.[2]	September 15, 2014	5% Semi-Annually	3-month LIBOR	4,270	(148)
Bear Stearns, Inc. (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	5,000	(1,120)
Bear Stearns, Inc. (ABX-HE-A 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.44% Quarterly	25,000	(14,993)
Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11) [1]	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	4,270	12

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	$4,430	$(197)
Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,200	(539)
Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	54,810	(628)
Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	32,890	410
Bear Stearns, Inc. (CDX IG 9)[1]	December 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	22,720	(45)
Bear Stearns, Inc. (CDX IG 9)[1]	December 20, 2017	0.8% Quarterly	Specified amount upon credit event notice	13,360	(9)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500	(1,463)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,300	(659)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	(659)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13 )[1]	June 20, 2010	Specified amount upon credit event notice	4.83% Quarterly	12,500	(504)
Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.65% Quarterly	Specified amount upon credit event notice	4,040	(58)
Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	4,620	(53)
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16) [1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	2,500	(10)
Bear Stearns, Inc. (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	March 20, 2017	Specified amount upon credit event notice	0.81% Quarterly	9,600	(1,561)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	$3,050	$(130)
Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	2,750	(106)
Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-Annually	3-month LIBOR	5,740	(234)
Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	3,020	(113)
Credit Suisse First Boston USA[2]	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	5,870	(184)
Credit Suisse First Boston USA[2]	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	3,070	(86)
Credit Suisse First Boston USA[2]	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	2,110	(79)
Credit Suisse First Boston USA[2]	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	1,380	(54)
Credit Suisse First Boston USA[2]	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	3,290	(140)
Credit Suisse First Boston USA[2]	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	2,420	(130)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	351
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	415
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	11,800	(2,728)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	6,400	(1,345)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	1,300	(278)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784	185

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	$784	$221
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	668	294
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	784	584
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	784	652
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice	3,050	(32)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	784	135
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	784	125
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	372	153
Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,000	(4)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	6,500	28
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	285	197
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	285	211

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$327	$56
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	314	85
Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)[1]	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	1,380	20
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	250
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	272
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.6% Monthly	Specified amount upon credit event notice	5,870	360
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	315	120
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	784	241
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	784	299
Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	3,070	(7)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	3,320	119
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	784	395

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	$784	$278
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	122
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	1,046	238
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	118
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	142
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	174
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	254	179
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	297	241
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	398	87

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	$784	$116
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	784	231
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	784	226
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	356
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	784	369
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	784	430
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	1,046	189
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)[1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	784	368

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	$784	$317
Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	2,100	197
Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)[1]	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	2,420	24
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)[1]	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	3,050	(25)
Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice	6,040	29
Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)[1]	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	3,290	13
Deutsche Bank AG2	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	31,430	326
Deutsche Bank AG2	October 5, 2008	3-month LIBOR	4.6545% Semi-Annually	115,540	293
Deutsche Bank AG2	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	206,790	4,381
Deutsche Bank AG2	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	83,870	4,470
Deutsche Bank AG2	July 21, 2016	3-month LIBOR	5.6931% Semi-Annually	77,910	6,214
Deutsche Bank AG2	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	5,620	(244)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG2	April 1, 2017	5.435% Semi-Annually	3-month LIBOR	$4,120	$(254)
Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,600	(643)
Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	7,700	(613)
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16) [1]	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	5,620	(10)
Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12) [1]	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	4,120	(30)
Deutsche Bank AG (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2017	Specified amount upon credit event notice	0.94% Quarterly	9,600	(2,779)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,100	1
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,300	(79)
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	11,700	4
Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	17,100	(704)
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	1,700	(359)
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified Amount upon credit event notice	0.29% Quarterly	15,600	(96)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event notice	$7,153	$15
Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	9,415	(5)
Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	8,043	(88)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	7,400	(25)
JP Morgan Chase & Co.[2]	September 7, 2016	5.3215% Semi-Annually	3-month LIBOR	35,900	(1,871)
JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	3,550	(170)
JP Morgan Chase & Co.[2]	June 8, 2009	3-month LIBOR	5.393% Semi-Annually	157,400	3,135
JP Morgan Chase & Co.[2]	October 3, 2017	3-month LIBOR	5.18392% Semi-Annually	45,400	1,886
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(1,364)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	38,900	(1,755)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	45,250	(2,316)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	10,500	35
JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	3,550	207
Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	5,500	(218)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.0704% Semi-Annually	3-month LIBOR	$3,580	$(122)
Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	MBS Fixed	248,600	(501)
Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	197,900	787
Lehman Brothers Holdings Inc.[4]	January 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	26,400	123
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,400	(243)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	97,000	(3,294)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,900	(361)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,000	(496)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	33,600	(1,010)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(1,834)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	16,100	(426)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2010	Specified amount upon credit event notice	5.25% Quarterly	10,000	(816)
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)[1]	September 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	5,500	(34)
Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice	3,580	(12)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	$47,600	$(3,157)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.90% Quarterly	16,400	(1,035)
Merrill Lynch & Co., Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	4,650	(258)
Merrill Lynch & Co., Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2.3% Quarterly	4,580	(194)
Morgan Stanley & Co., Inc.[2]	March 15, 2012	4.7625% Semi-Annually	3-month LIBOR	2,750	(70)
Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)[1]	March 20, 2011	4% Quarterly	Specified amount upon credit event notice	1,370	14
Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2012	0.36% Monthly	Specified amount upon credit event notice	5,460	44
Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)[1]	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	2,750	8
Morgan Stanley & Co., Inc.[2]	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	3,400	(151)
RBS Greenwich[2]	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	4,250	(167)
RBS Greenwich[2]	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	3,580	(135)
RBS Greenwich[2]	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	1,370	(30)
RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	45,900	(677)
RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,400	(8)
RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	7,200	(18)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$14,200	$(744)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	17,300	(866)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,600	(720)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	50,000	(2,434)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	(667)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400	(664)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400	(667)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	18,100	(719)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,300	(286)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,400	(295)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(3,322)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	91,800	(3,116)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	91,800	(2,079)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	7,500	(245)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,900	(537)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$15,500	$(492)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(2,773)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	9,400	(292)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	50,000	375
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	14,800	27
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	7,500	14
RBS Greenwich (Centex Corporation, 5.25%, due 6/15/15)[1]	December 20, 2012	Specified amount upon credit event notice	2.77% Quarterly	25,000	(1,107)
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	39,300	(9,769)
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	June 20, 2012	Specified amount upon credit event notice	0.72% Quarterly	25,000	(6,236)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	9,100	(964)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	6.1% Quarterly	9,100	(939)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,000	(74)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	0.86% Quarterly	9,100	(2,256)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	$10,000	$(1,957)
RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	1,298	(304)
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice	4.26% Quarterly	25,000	(1,459)
RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17) [1]	March 20, 2017	0.33% Quarterly	Specified amount upon credit event notice	3,580	80
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/12/12)[1]	June 20, 2010	Specified amount upon credit event notice	4.53% Quarterly	15,000	(1,063)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	4.68% Quarterly	25,000	(1,706)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	7,500	(387)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500	713
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	5,800	172
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	5,900	138

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	$12,500	$525
RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	1,295	(159)
RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)[1]	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	4,250	163
RBS Greenwich (iBoxx IG Hi-Vol3)[1]	March 20, 2010	1.05% Quarterly	Specified amount upon credit event notice	17,303	(12)
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)1	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,389	(315)
RBS Greenwich (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2012	Specified amount upon credit event notice	2.32% Quarterly	25,000	(8,406)
RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)[1]	September 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	9,100	(2,655)
RBS Greenwich (Ryland Group Inc., 5.375%, due 1/15/15) [1]	December 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	9,800	(328)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	1.38% Quarterly	20,000	(1,264)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	1.78% Quarterly	25,000	(1,159)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	1,500	(39)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	$1,500	$(36)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.44% Quarterly	25,000	(559)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000	(134)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.67% Quarterly	10,000	(134)
RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000	(17)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12) [1]	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500	(39)
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	507	(48)
RBS Greenwich (Washington Mutual Inc., 5.25%, due 9/15/17)[1]	March 20, 2017	Specified amount upon credit event notice	0.64% Quarterly	10,000	(1,728)
The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	54,100	348
The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	71,600	4,006
The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBOR	5.55% Semi-Annually	229,100	1,983
The Goldman Sachs Group, Inc.[2]	October 18, 2016	5.67% Semi-Annually	3-month LIBOR	55,877	(3,875)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.[2]	October 19, 2016	5.69% Semi-Annually	3-month LIBOR	$55,877	$(3,927)
The Goldman Sachs Group, Inc.[2]	October 19, 2008	3-month LIBOR	5.55% Semi-Annually	223,508	1,980
The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	81,800	2,891
The Goldman Sachs Group, Inc.[2]	February 2, 2017	3-month LIBOR	5.376% Semi-Annually	35,200	2,008
The Goldman Sachs Group, Inc.[2]	July 30, 2017	3-month LIBOR	5.56545% Semi-Annually	150,000	10,749
The Goldman Sachs Group, Inc.[2]	August 20, 2017	3-month LIBOR	5.45136% Semi-Annually	64,570	4,038
The Goldman Sachs Group, Inc.[2]	March 19, 2038	3-month LIBOR	5.25% Semi-Annually	335,084	18,856
The Goldman Sachs Group, Inc.[2]	March 19, 2018	3-month LIBOR	5% Semi-Annually	45,100	2,195
The Goldman Sachs Group, Inc.[2]	October 4, 2017	3-month LIBOR	5.181% Semi-Annually	44,350	1,832
The Goldman Sachs Group, Inc.[2]	November 5, 2017	3-month LIBOR	5.006% Semi-Annually	70,800	1,926
The Goldman Sachs Group, Inc.[2]	March 19, 2013	3-month LIBOR	4.75% Semi-Annually	315,700	(377)
The Goldman Sachs Group, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.82% Quarterly	47,700	(3,164)
The Goldman Sachs Group, Inc. (CDX HY 9)[1]	October 12, 2012	Specified amount upon credit event notice	1.8% Quarterly	17,580	(1,127)
The Goldman Sachs Group, Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	4,360	(242)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,300	(695)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	42,800	(644)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	14,700	(26)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	$48,333	$(77)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	16,433	7
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	32,093	209
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	80,900	(4,657)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	34,000	(1,815)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,200	(1,611)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,100	(755)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700	(756)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200	(1,429)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(5,084)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(4,868)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,100	(658)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,300	(665)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,600	(544)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$14,600	$(563)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,200	(272)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700	(184)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,400	(463)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100,000	(2,770)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,300	(292)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	14,400	(436)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,400	(348)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	50,000	(181)
The Goldman Sachs Group, Inc. (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	September 20, 2012	Specified amount upon credit event notice	6% Quarterly	4,700	(498)
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,400	(85)
The Goldman Sachs Group, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	Specified amount upon credit event notice	4.75% Quarterly	1,900	(80)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	$5,000	$(226)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000	343

				$6,572,872	$(81,425)

Western Asset Core Plus Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC[2]	March 1, 2013	5.104% Semi-Annually	3-month LIBOR	$8,100	$(330)
Banc of America Securities LLC[2]	December 1, 2008	5.03% Semi-Annually	3-month LIBOR	11,660	(82)
Banc of America Securities LLC[2]	November 10, 2015	4.864% Semi-Annually	3-month LIBOR	7,950	(185)
Banc of America Securities LLC[2]	January 15, 2016	5.45084% Semi-Annually	3-month LIBOR	5,500	(342)
Banc of America Securities LLC[2]	December 16, 2013	5.381% Semi-Annually	3-month LIBOR	5,510	(306)
Banc of America Securities LLC[2]	October 3, 2016	5.425% Semi-Annually	3-month LIBOR	8,270	(503)
Banc of America Securities LLC[2]	January 16, 2018	4.715% Semi-Annually	3-month LIBOR	6,500	(21)
Banc of America Securities LLC (Heinz Corp., 6.428%, due 12/01/08)[1]	December 20, 2008	0.165% Quarterly	Specified amount upon credit event notice	11,660	(9)
Banc of America Securities LLC (Home Depot Inc., 3.75%, due 9/15/09)[1]	December 20, 2013	0.635% Quarterly	Specified amount upon credit event notice	5,510	100
Banc of America Securities LLC (Marriot International Inc., 4.625%, due 6/15/12 )[1]	December 20, 2015	0.73% Monthly	Specified amount upon credit event notice	7,950	60
Banc of America Securities LLC (Masco Corp., 5.875%, due 7/15/12)[1]	December 20, 2016	1.04% Quarterly	Specified amount upon credit event notice	8,270	228
Banc of America Securities LLC (Nordstrom Inc., 6.25%, due 1/15/18)[1]	December 20, 2017	0.93% Quarterly	Specified amount upon credit event notice	6,500	(114)
Banc of America Securities LLC (PHH Corporate Note, 7.125%, due 3/1/13 )[1]	March 20, 2013	1.05% Monthly	Specified amount upon credit event notice	8,640	287

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (Viacom Inc., 4.625%, due 5/15/18)[1]	December 20, 2015	1.13% Quarterly	Specified amount upon credit event notice	$5,500	$(80)
Barclays Capital Inc.[2]	June 25, 2012	5.06% Semi-Annually	3-month LIBOR	6,240	(236)
Barclays Capital Inc.[2]	October 20, 2016	5.326% Semi-Annually	3-month LIBOR	6,260	(335)
Barclays Capital Inc.[2]	September 15, 2012	5.189% Semi-Annually	3-month LIBOR	6,330	(276)
Barclays Capital Inc.[2]	November 1, 2011	5.439% Semi-Annually	3-month LIBOR	10,850	(534)
Barclays Capital Inc.[2]	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	35,905	412
Barclays Capital Inc.[2]	May 31, 2012	3-month LIBOR	4.4% Semi-Annually	37,740	426
Barclays Capital Inc.[2]	December 15, 2009	3-month LIBOR	4% Semi-Annually	79,400	346
Barclays Capital Inc. (Amerisourcebergen Corp., 5.625%, due 9/15/12)[1]	September 20, 2012	0.5% Quarterly	Specified amount upon credit event notice	6,330	8
Barclays Capital Inc. (Cardinal Health Inc. 5.85%, due 12/15/17)[1]	September 20, 2016	0.49% Quarterly	Specified amount upon credit event notice	6,260	(23)
Barclays Capital Inc. (CDX IG 9)[1]	December 20, 2017	0.8% Quarterly	Specified amount upon credit event notice	27,250	52
Barclays Capital Inc. (CDX IG 9)[1]	December 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	46,400	(164)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,100	(1,332)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$33,500	$(1,145)
Barclays Capital Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	18,100	71
Barclays Capital Inc. (General Motors Corp., 7.125%, due 07/15/13)[1]	December 20, 2011	Specified amount upon credit event notice	4.16% Quarterly	7,000	(514)
Barclays Capital Inc. (Health Care Property Investments Inc., 6.45%, due 06/25/12)[1]	June 20, 2012	0.63% Quarterly	Specified amount upon credit event notice	6,240	182
Barclays Capital Inc. (Juneau Investments LLC,5.9%, due 2/22/21)[1]	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	3,380	(42)
Barclays Capital Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.6% Quarterly	Specified amount upon credit event notice	2,250	(28)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	4,050	(47)
Barclays Capital Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.05% Quarterly	2,700	(37)
Barclays Capital Inc. (Motorola Inc., 6.5%, due 9/1/25) [1]	December 20, 2011	.32% Quarterly	Specified amount upon credit event notice	10,850	133

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	12% Quarterly	$500	$(61)
Bear Stearns, Inc.[2]	April 30, 2011	5.05% Semi-Annually	3-month LIBOR	4,300	(144)
Bear Stearns, Inc.[2]	September 15, 2014	5% Semi-Annually	3-month LIBOR	8,250	(286)
Bear Stearns, Inc. (ABX. HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	10,000	(2,240)
Bear Stearns, Inc. (Bell South Corp., 6%, due 10/15/11) [1]	September 20, 2014	0.28% Quarterly	Specified amount upon credit event notice	8,250	23
Bear Stearns, Inc. (CDX HY 6B)[1]	June 20, 2011	3% Quarterly	Specified amount upon credit event notice	11,600	(240)
Bear Stearns, Inc. (CDX HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	25,000	(645)
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	0.91% Quarterly	31,750	(1,991)
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.01% Quarterly	31,800	(1,866)
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	1.05% Quarterly	12,700	(725)
Bear Stearns, Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	8,900	(396)
Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	85,500	(1,093)
Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	119,100	(1,364)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (CDX IG 8)[1]	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	$71,480	$892
Bear Stearns, Inc. (CDX IG 9)[1]	December 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	46,630	(93)
Bear Stearns, Inc. (CDX IG 9)[1]	December 20, 2017	0.8% Quarterly	Specified amount upon credit event notice	27,420	(19)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,100	(2,880)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200	(1,300)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500	(1,322)
Bear Stearns, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	207,400	(6,937)
Bear Stearns, Inc. (Ford Motor Credit Company, 7%, due 10/1/13)[1]	June 20, 2010	5.75% Quarterly	Specified amount upon credit event notice	12,500	(14)
Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice	3.2% Quarterly	9,900	(1,091)
Bear Stearns, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice	3.25% Quarterly	18,500	(2,010)
Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	2,620	9

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.32% Quarterly	Specified amount upon credit event notice	$3,470	$17
Bear Stearns, Inc. (Juneau Investments LLC, 5.9%, due 2/22/21)[1]	December 20, 2012	3.65% Quarterly	Specified amount upon credit event notice	8,250	(118)
Bear Stearns, Inc. (MBIA Insurance Corporation, 5.37563%, due 10/6/10)[1]	December 20, 2012	Specified amount upon credit event notice	3.1% Quarterly	9,530	(110)
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice	2,620	13
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice	2,620	13
Bear Stearns, Inc. (Renault S.A., 4.625%, due 5/28/10)[1]	March 20, 2011	0.35% Quarterly	Specified amount upon credit event notice	790	4
Bear Stearns, Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.59% Quarterly	Specified amount upon credit event notice	4,300	(17)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.335% Quarterly	Specified amount upon credit event notice	2,620	15
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice	2,620	14

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Bear Stearns, Inc. (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.33% Quarterly	Specified amount upon credit event notice	$790	$5
Bear Stearns, Inc.[2]	December 22, 2011	3-month LIBOR	4.9925% Semi-Annually	54,900	1,855
Credit Suisse First Boston USA[2]	September 15, 2015	5.16% Semi-Annually	3-month LIBOR	5,350	(229)
Credit Suisse First Boston USA[2]	May 1, 2012	5.085% Semi-Annually	3-month LIBOR	4,800	(184)
Credit Suisse First Boston USA[2]	September 15, 2015	5.1285% Semi-Annually	3-month LIBOR	10,070	(410)
Credit Suisse First Boston USA[2]	August 15, 2013	5.023% Semi-Annually	3-month LIBOR	5,300	(198)
Credit Suisse First Boston USA[2]	December 1, 2012	4.9025% Semi-Annually	3-month LIBOR	10,600	(332)
Credit Suisse First Boston USA[2]	September 15, 2010	5.0025% Semi-Annually	3-month LIBOR	5,990	(168)
Credit Suisse First Boston USA[2]	March 1, 2011	5.229% Semi-Annually	3-month LIBOR	4,110	(154)
Credit Suisse First Boston USA[2]	August 15, 2010	5.446% Semi-Annually	3-month LIBOR	2,720	(106)
Credit Suisse First Boston USA[2]	March 15, 2014	5.131% Semi-Annually	3-month LIBOR	6,630	(282)
Credit Suisse First Boston USA[2]	March 1, 2017	5.335% Semi-Annually	3-month LIBOR	4,880	(262)
Credit Suisse First Boston USA[2]	September 1, 2019	Mexican Interbank Deposit Rate	7.69% Monthly	144,500	(33)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M8, 1-Month LIBOR + 160 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	502

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (AAMES Mortgage Investment Trust 2005-1 M9, 1-Month LIBOR + 250 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	$1,122	$594
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	23,300	(5,386)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	12,800	(2,690)
Credit Suisse First Boston USA (ABX.HE-AAA 07-2)[1]	January 25, 2038	Specified amount upon credit event notice	0.76% Monthly	2,600	(556)
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M8, 1-Month LIBOR + 138 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	265
Credit Suisse First Boston USA (ACE Securities Corp. 2005-HE1 M9, 1-Month LIBOR + 220bp, due 2/25/35)[1]	February 25, 2035	2.06% Monthly	Specified amount upon credit event notice	1,122	316
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2004-4 B2, 1-Month LIBOR + 190bp, due 10/25/34)[1]	October 25, 2034	1.37% Monthly	Specified amount upon credit event notice	954	419

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B2, 1-Month LIBOR + 130 bp, due 3/25/35)[1]	March 25, 2035	1.31% Quarterly	Specified amount upon credit event notice	$1,122	$836
Credit Suisse First Boston USA (Aegis Asset Backed Securities Trust 2005 B3, 1-Month LIBOR + 200 bp, due 3/25/35)[1]	March 25, 2035	2.18% Quarterly	Specified amount upon credit event notice	1,122	934
Credit Suisse First Boston USA (Amerisource Bergen Corp., 8.125%, due 9/1/08)[1]	September 20, 2015	0.9% Monthly	Specified amount upon credit event notice	5,350	(56)
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M10, 1-Month LIBOR + 350bp, due 11/25/34)[1]	November 25, 2034	2.15% Monthly	Specified amount upon credit event notice	1,122	194
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W11 M9, 1-Month LIBOR + 225bp, due 11/25/34)[1]	November 25, 2034	1.33% Monthly	Specified amount upon credit event notice	1,122	179
Credit Suisse First Boston USA (Argent Securities Inc. 2004-W4 M3, 1-Month LIBOR + 300 bp, due 3/25/34)[1]	March 25, 2034	2.2% Monthly	Specified amount upon credit event notice	531	219
Credit Suisse First Boston USA (ConocoPhillips, 4.75%, due 10/15/12)[1]	September 20, 2012	Specified amount upon credit event notice	0.27% Quarterly	1,460	(6)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	$2,400	$54
Credit Suisse First Boston USA (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.4% Quarterly	9,000	38
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M8, 1-Month LIBOR + 180bp, due 11/25/34)[1]	November 25, 2034	1.31% Monthly	Specified amount upon credit event notice	408	283
Credit Suisse First Boston USA (Finance America Mortgage Loan Trust 2004-3 M9, 1-Month LIBOR + 315bp, due 11/25/34)[1]	November 25, 2034	2.18% Monthly	Specified amount upon credit event notice	408	302
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A M8, 1-Month LIBOR + 135 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	468	81
Credit Suisse First Boston USA (Fremont Home Loan Trust 2005-A, 1-Month LIBOR + 100bp, due 1/25/35)[1]	January 25, 2035	2.08% Monthly	Specified amount upon credit event notice	449	122

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Home Depot Inc., 3.75%, due 9/15/09)[1]	September 20, 2010	0.17% Quarterly	Specified amount upon credit event notice	$2,720	$39
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,007	116
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	3,007	116
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	15,177	382
Credit Suisse First Boston USA (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	11,264	244
Credit Suisse First Boston USA (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	$48,333	$(17)
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M8, 1-Month LIBOR + 190bp, due 3/25/35)[1]	March 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	357
Credit Suisse First Boston USA (IndyMac Home Equity Loan Asset-Backed, Trust 2004-C M9, 1-Month LIBOR + 325bp, due 3/25/35)[1]	March 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	389
Credit Suisse First Boston USA (Limited Brands Inc., 6.125%, due 12/01/12)[1]	December 20, 2012	0.6% Monthly	Specified amount upon credit event notice	10,600	651

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2004-1 M9, 1-Month LIBOR + 350bp, due 2/25/34)[1]	February 25, 2034	2.15% Monthly	Specified amount upon credit event notice	$450	$171
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M8, 1-Month LIBOR + 170 bp, due 2/25/35)[1]	February 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	345
Credit Suisse First Boston USA (Long Beach Mortgage Loan Trust 2005-1 M9, 1-Month LIBOR + 275bp, due 2/25/35)[1]	February 25, 2035	2.08% Monthly	Specified amount upon credit event notice	1,122	429
Credit Suisse First Boston USA (Marsh & Mclennan Company, Inc., 5.375%, due 7/15/14)[1]	September 20, 2010	0.46% Quarterly	Specified amount upon credit event notice	5,990	(14)
Credit Suisse First Boston USA (Masco Corp., 5.875%, due 7/15/12)[1]	September 20, 2013	0.75% Quarterly	Specified amount upon credit event notice	5,830	209
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M8, 1-Month LIBOR + 153bp, due 12/25/34)[1]	December 25, 2034	1.31% Monthly	Specified amount upon credit event notice	1,122	565
Credit Suisse First Boston USA (MASTR Asset Backed Securities Trust 2005-NC1 M9, 1-Month LIBOR + 240bp, due 12/25/34)[1]	December 25, 2034	2.08% Monthly	Specified amount upon credit event notice	$1,122	$398
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC1 B3, 1-Month LIBOR + 225bp, due 9/25/35)[1]	September 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	174
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2004-WMC4 B3, 1-Month LIBOR + 375bp, due 4/25/35)[1]	April 25, 2035	2.15% Monthly	Specified amount upon credit event notice	1,494	341

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B2, 1-Month LIBOR + 130bp, due 10/25/35)[1]	October 25, 2035	1.28% Monthly	Specified amount upon credit event notice	$1,122	$169
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-NC1 B3, 1-Month LIBOR + 205bp, due 10/25/35)[1]	October 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	203
Credit Suisse First Boston USA (Merrill Lynch Mortgage Investors, Inc. 2005-WMC1 B2, 1-Month LIBOR + 135bp, due 9/25/35)[1]	September 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	250
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B2, 1-Month LIBOR + 130 bp, due 1/25/35)[1]	January 25, 2035	1.31% Monthly	Specified amount upon credit event notice	363	256
Credit Suisse First Boston USA (Morgan Stanley ABS Capital I 2005-WMC1 B3, 1-Month LIBOR + 215bp, due 1/25/35)[1]	January 25, 2035	2.18% Monthly	Specified amount upon credit event notice	425	345
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2004-2 M9, 1-Month LIBOR + 325bp, due 8/25/34)[1]	August 25, 2034	2.15% Monthly	Specified amount upon credit event notice	569	124
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M8, 1-Month LIBOR + 140 bp, due 3/25/35)[1]	March 25, 2035	1.31% Monthly	Specified amount upon credit event notice	1,122	166
Credit Suisse First Boston USA (New Century Home Equity Loan Trust 2005-1 M9, 1-Month LIBOR + 205 bp, due 3/25/35)[1]	March 25, 2035	2.18% Monthly	Specified amount upon credit event notice	1,122	330
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-1 B2, 1-Month LIBOR + 135 bp, due 6/25/35)[1]	June 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	323

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Novastar Home Equity Loan 2005-4 B3, 1-Month LIBOR + 195 bp, due 6/25/35)[1]	June 25, 2035	2.05% Monthly	Specified amount upon credit event notice	$1,122	$509
Credit Suisse First Boston USA (Park Place Securities Inc. 2005-WCH1 M8, 1-Month LIBOR + 155bp, due 1/25/36)[1]	January 25, 2036	1.36% Monthly	Specified amount upon credit event notice	1,122	528
Credit Suisse First Boston USA (Park Place Securities, Inc. 2005-WCH1 M9, 1-Month LIBOR + 250 bp, due 1/25/36)[1]	January 25, 2036	2.18% Monthly	Specified amount upon credit event notice	1,122	616
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2004-1 M6, 1-Month LIBOR + 230bp, due 6/25/34)[1]	June 25, 2034	1.37% Quarterly	Specified amount upon credit event notice	1,494	269
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1 B3, 1-Month LIBOR + 260bp, due 1/25/35)[1]	January 25, 2035	2.05% Monthly	Specified amount upon credit event notice	1,122	526
Credit Suisse First Boston USA (People’s Choice Home Loan Securities Trust 2005-1, 1-Month LIBOR + 165bp, due 1/25/35)[1]	January 25, 2035	1.28% Monthly	Specified amount upon credit event notice	1,122	454
Credit Suisse First Boston USA (Pulte Homes Inc., 7.875%, due 8/1/11)[1]	March 20, 2011	0.79% Quarterly	Specified amount upon credit event notice	4,080	383
Credit Suisse First Boston USA (Southwest Airlines Co., 5.25%, due 10/1/14)[1]	March 20, 2017	0.69% Quarterly	Specified amount upon credit event notice	4,880	48
Credit Suisse First Boston USA (Starwood Hotels Resorts, 7.875%, due 8/25/34)[1]	December 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	5,350	(45)
Credit Suisse First Boston USA (Vodafone Group, 7.75%, due 02/15/10)[1]	September 20, 2015	0.54% Monthly	Specified amount upon credit event notice	10,600	50

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Credit Suisse First Boston USA (Waste Management Inc., 7.375%, due 8/1/10)[1]	March 20, 2014	0.49% Quarterly	Specified amount upon credit event notice	$6,630	$27
Deutsche Bank AG2	June 17, 2010	3-month LIBOR	4.3132% Semi-Annually	41,570	431
Deutsche Bank AG2	October 5, 2008	3-month LIBOR	4.6545% Semi-Annually	194,330	493
Deutsche Bank AG2	October 11, 2010	3-month LIBOR	4.7077% Semi-Annually	299,650	6,347
Deutsche Bank AG2	July 13, 2011	3-month LIBOR	5.6281% Semi-Annually	133,350	7,105
Deutsche Bank AG2	July 21, 2016	3-month LIBOR	5.6931% Semi-Annually	124,720	9,945
Deutsche Bank AG2	June 15, 2016	5.1825% Semi-Annually	3-month LIBOR	10,890	(473)
Deutsche Bank AG2	April 1, 2017	5.435% Semi-Annually	3-month LIBOR	8,270	(509)
Deutsche Bank AG (ABX. HE-AAA 06-2)[1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	15,700	(1,328)
Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event notice	2.21% Quarterly	4,200	(496)
Deutsche Bank AG (AES Corp., 7.75%, due 3/1/14)[1]	December 20, 2016	Specified amount upon credit event notice	2.2% Quarterly	3,700	(439)
Deutsche Bank AG (Autozone Inc., 6.95%, due 6/15/16) [1]	June 20, 2016	0.58% Quarterly	Specified amount upon credit event notice	10,890	(19)
Deutsche Bank AG (Centurytel Inc., 7.875%, due 8/15/12) [1]	March 20, 2017	0.89% Quarterly	Specified amount upon credit event notice	8,270	(61)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2010	Specified amount upon credit event notice	1.25% Quarterly	1,600	2

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	$1,900	$(115)
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	3,020	67
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.3% Quarterly	5,430	120
Deutsche Bank AG (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	2.32% Quarterly	3,200	72
Deutsche Bank AG (Fannie Mae, 6%, due 5/15/11)[1]	December 20, 2009	Specified amount upon credit event notice	0.215% Quarterly	17,000	5
Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)[1]	September 20, 2017	Specified amount upon credit event notice	3.65% Quarterly	4,450	(475)
Deutsche Bank AG (Ford Motor Credit Co., 7.25%, due 10/25/11)[1]	September 20, 2007	Specified amount upon credit event notice	3.65% Quarterly	3,500	(374)
Deutsche Bank AG (Ford Motor Credit Company, 7%, due 10/1/13)[1]	December 20, 2010	Specified amount upon credit event notice	5.05% Quarterly	25,400	(1,046)
Deutsche Bank AG (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	March 20, 2015	Specified amount upon credit event notice	2.93% Quarterly	2,600	(549)
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified Amount upon credit event notice	0.29% Quarterly	25,100	(155)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice	2,540	11

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event notice	$2,540	$8
Deutsche Bank AG (GIE PSA Tresorerie, 5.875%, due 9/27/11)[1]	March 20, 2011	0.325% Quarterly	Specified amount upon credit event notice	2,540	12
Deutsche Bank AG (iBoxx 100 HY)[1]	March 20, 2009	Specified amount upon credit event notice	4.25% Quarterly	9,400	193
Deutsche Bank AG (iBoxx 30 Hi-Vol)[1]	March 20, 2009	1.25% Quarterly	Specified amount upon credit event notice	9,183	19
Deutsche Bank AG (iBoxx HY 2)[1]	September 20, 2009	Specified amount upon credit event notice	4.8% Quarterly	2,498	97
Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event notice	5% Quarterly	4,651	112
Deutsche Bank AG (iBoxx HY B)[1]	March 20, 2009	Specified amount upon credit event notice	5% Quarterly	9,302	215
Deutsche Bank AG (iBoxx IG Hi-Vol)[1]	March 20, 2009	Specified amount upon credit event notice	1.25% Quarterly	13,301	(7)
Deutsche Bank AG (iBoxx IG Hi-Vol2)[1]	September 20, 2014	Specified amount upon credit event notice	1.3% Quarterly	11,175	(123)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	6,450	(22)
Deutsche Bank AG (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit event notice	9,500	(32)
Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10) [1]	March 20, 2011	0.38% Quarterly	Specified amount upon credit event notice	2,540	11
Deutsche Bank AG (Renault S.A., 4.625%, due 5/28/10) [1]	March 20, 2011	0.36% Quarterly	Specified amount upon credit event notice	2,540	12

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.37% Quarterly	Specified amount upon credit event notice	$2,540	$14
Deutsche Bank AG (Volkswagen International Finance NV, 4.875%, due 5/22/13)[1]	March 20, 2011	0.34% Quarterly	Specified amount upon credit event notice	2,540	14
JP Morgan Chase & Co.[2]	September 7, 2016	5.3215% Semi-Annually	3-month LIBOR	59,000	(3,075)
JP Morgan Chase & Co.[2]	December 1, 2012	5.275% Semi-Annually	3-month LIBOR	6,300	(301)
JP Morgan Chase & Co.[2]	November 6, 2011	3-month LIBOR	5.02% Semi-Annually	93,600	3,236
JP Morgan Chase & Co.[2]	June 8, 2009	3-month LIBOR	5.393% Semi-Annually	304,600	6,066
JP Morgan Chase & Co.[2]	October 3, 2017	3-month LIBOR	5.18392% Semi-Annually	91,700	3,810
JP Morgan Chase & Co.[2]	September 1, 2019	Mexican Interbank Deposit Rate	7.69% Monthly	144,500	(69)
JP Morgan Chase & Co. (ABX HE-AAA 06-1)[1]	July 25, 2045	Specified amount upon credit event notice	0.18% Monthly	24,000	(908)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	56,800	(2,661)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	76,900	(3,469)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	87,875	(4,499)
JP Morgan Chase & Co. (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6% Quarterly	14,300	48

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
JP Morgan Chase & Co. (Limited Brands Inc., 6.125%, due 12/1/12)[1]	December 20, 2012	0.67% Quarterly	Specified amount upon credit event notice	$6,300	$368
Lehman Brothers Holdings Inc.[2]	September 15, 2011	5.193% Semi-Annually	3-month LIBOR	9,750	(386)
Lehman Brothers Holdings Inc.[2]	April 30, 2011	5.0704% Semi-Annually	3-month LIBOR	6,270	(214)
Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	387,800	1,542
Lehman Brothers Holdings Inc.[4]	January 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	51,700	240
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,800	(485)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,600	(717)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,900	(989)
Lehman Brothers Holdings Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	68,000	(2,044)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	32,400	(856)
Lehman Brothers Holdings Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2010	Specified amount upon credit event notice	5.25% Quarterly	4,400	(359)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	$3,150	$88
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,245	61
Lehman Brothers Holdings Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit even notice	4% Quarterly	3,245	61
Lehman Brothers Holdings Inc. (iBoxx IG TMT)[1]	March 20, 2009	0.6% Quarterly	Specified amount upon credit even notice	9,000	(39)
Lehman Brothers Holdings Inc. (Sara Lee Corp., 6.125%, due 11/01/32)[1]	September 20, 2011	1.37% Quarterly	Specified amount upon credit event notice	9,750	(60)
Lehman Brothers Holdings Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2011	0.57% Quarterly	Specified amount upon credit event notice	6,270	(21)
Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2017	Specified amount upon credit even notice	2.8% Quarterly	5,600	(542)
Merrill Lynch & Co., Inc. (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2017	Specified amount upon credit even notice	2.6% Quarterly	3,600	(350)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	0.82% Quarterly	42,600	(2,826)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	0.92% Quarterly	31,750	(1,978)
Merrill Lynch & Co., Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit even notice	1.125% Quarterly	18,800	(1,016)
Merrill Lynch & Co., Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,340	(517)
Merrill Lynch & Co., Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2.3% Quarterly	9,220	(390)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Merrill Lynch & Co., Inc. (The AES Corp., 7.75%, due 3/1/14)[1]	September 20, 2017	Specified amount upon credit event notice	3.9% Quarterly	$10,100	$(203)
Merrill Lynch & Co., Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2010	Specified amount upon credit even notice	2.3% Quarterly	1,610	35
Morgan Stanley & Co. Inc. (ABX. HE-AAA 06-2) [1]	May 25, 2046	Specified amount upon credit event notice	0.11% Monthly	17,200	(1,369)
Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	11.5% Quarterly	3,800	(471)
Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	12.75% Quarterly	3,800	(445)
Morgan Stanley & Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	13.5% Quarterly	3,800	(428)
Morgan Stanley & Co., Inc.[2]	March 15, 2012	4.7625% Semi-Annually	3-month LIBOR	5,540	(141)
Morgan Stanley & Co., Inc. (Gannett Co., 6.375%, due 4/01/12)[1]	March 20, 2012	1.37% Quarterly	Specified amount upon credit event notice	4,560	53
Morgan Stanley & Co., Inc. (Pulte Homes Inc., 5.25%, due 1/15/14)[1]	March 20, 2011	4% Quarterly	Specified amount upon credit event notice	2,780	28
Morgan Stanley & Co., Inc. (Viacom Inc., 6.25%, due 4/30/16)[1]	March 20, 2012	0.36% Monthly	Specified amount upon credit event notice	10,540	86
Morgan Stanley & Co., Inc. (Weyerhaeuser Co. Note, 7.125%, due 7/15/23)[1]	March 20, 2012	0.74% Quarterly	Specified amount upon credit event notice	5,540	17
Morgan Stanley & Co., Inc.[2]	April 30, 2016	5.189% Semi-Annually	3-month LIBOR	6,600	(294)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley and Co. Inc. (Residential Capital Corp., 6.5%, due 4/17/13)[1]	August 20, 2008	Specified amount upon credit event notice	10.25% Quarterly	$18,800	$(2,466)
RBS Greenwich[2]	April 1, 2012	5.011% Semi-Annually	3-month LIBOR	4,560	(161)
RBS Greenwich[2]	March 1, 2016	5.12% Semi-Annually	3-month LIBOR	8,230	(323)
RBS Greenwich[2]	February 15, 2017	5.115% Semi-Annually	3-month LIBOR	7,210	(271)
RBS Greenwich[2]	March 1, 2011	4.7% Semi-Annually	3-month LIBOR	2,780	(61)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2012	Specified amount upon credit event notice	1.64% Quarterly	4,000	(212)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	March 20, 2012	Specified amount upon credit event notice	2.07% Quarterly	3,900	(146)
RBS Greenwich (AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit event notice	2.14% Quarterly	10,500	(441)
RBS Greenwich (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	19,400	9
RBS Greenwich (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	3.75% Quarterly	20,500	12
RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	16,900	(18)
RBS Greenwich (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	14,500	(36)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	250,000	(13,885)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500	(1,493)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$33,300	$(1,668)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(1,434)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,300	(1,329)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,400	(1,310)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,700	(1,329)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	36,400	(1,445)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	16,200	(634)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,800	(590)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	15,400	(504)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,800	(1,074)
RBS Greenwich (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,200	(990)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	30,700	(903)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	34,000	(1,058)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	$32,500	$(749)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	74,100	(867)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	32,000	48
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	62,100	195
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	32,700	(17)
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	30,400	55
RBS Greenwich (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,700	29
RBS Greenwich (Countrywide Home Loan Inc., 4%, due 3/22/11)[1]	March 20, 2012	Specified amount upon credit event notice	0.6% Quarterly	7,400	(1,851)
RBS Greenwich (Countrywide Home Loans, Inc., 4%, due 3/22/11)[1]	June 20, 2012	Specified amount upon credit event notice	0.66% Quarterly	9,900	(2,485)
RBS Greenwich (DSLA Mortgage Loan Trust 2005-AR5, 1-Month LIBOR + 175 bp, due 8/19/45)[1]	August 19, 2045	4.5% Monthly	Specified amount upon credit event notice	2,097	(490)
RBS Greenwich (Dynergy Holdings Inc., 6.875%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event notice	2.25% Quarterly	4,200	(206)
RBS Greenwich (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	September 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	13,030	(24)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2010	Specified amount upon credit event notice	3.2% Quarterly	$19,300	$893
RBS Greenwich (Eastman Kodak, 7.25%, due 11/15/13)[1]	December 20, 2016	Specified amount upon credit event notice	2.8% Quarterly	7,200	(70)
RBS Greenwich (El Paso Corp., 7.875%, due 6/15/12)[1]	December 20, 2011	Specified amount upon credit event notice	1.42% Quarterly	3,500	(35)
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	September 20, 2011	Specified amount upon credit event notice	3.75% Quarterly	8,900	(631)
RBS Greenwich (Ford Motor Credit Company, 7%, due 10/1/13)[1]	March 20, 2012	Specified amount upon credit event notice	5.38% Quarterly	8,200	(537)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	September 20, 2011	Specified amount upon credit event notice	6.75% Quarterly	18,400	(236)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice	5.85% Quarterly	7,400	(417)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice	5.1% Quarterly	12,450	(1,009)
RBS Greenwich (Ford Motor Credit Company, 7.45%, due 7/16/31)[1]	June 20, 2012	Specified amount upon credit event notice	5.15% Quarterly	6,900	(548)
RBS Greenwich (General Mills Inc., 5.7%, due 2/15/17)[1]	March 20, 2017	0.33% Quarterly	Specified amount upon credit event notice	7,210	162
RBS Greenwich (General Motors Acceptance Corp., 6.875%, due 8/28/12)[1]	September 20, 2012	Specified amount upon credit event notice	5.95% Quarterly	3,800	(159)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corp., 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	6.63% Quarterly	$19,600	$346
RBS Greenwich (General Motors Acceptance Corp., Inc., 6.875%, due 8/28/12)[1]	September 20, 2012	Specified amount upon credit event notice	7.2% Quarterly	10,700	(108)
RBS Greenwich (General Motors Acceptance Corporation, 6%, due 4/1/11)[1]	December 20, 2011	Specified amount upon credit event notice	1.34% Quarterly	780	(118)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	September 20, 2010	Specified amount upon credit event notice	5.75% Quarterly	1,250	(64)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2011	Specified amount upon credit event notice	1.2% Quarterly	680	(105)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	December 20, 2016	Specified amount upon credit event notice	1.55% Quarterly	4,200	(719)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	1.17% Quarterly	8,500	(1,341)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 2, 2012	Specified amount upon credit event notice	1.4% Quarterly	9,400	(1,431)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	1.85% Quarterly	9,700	(1,373)
RBS Greenwich (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	March 20, 2012	Specified amount upon credit event notice	2% Quarterly	9,300	(1,283)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	September 20, 2010	Specified amount upon credit event notice	6.1% Quarterly	$8,000	$45
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	September 20, 2010	Specified amount upon credit event notice	6.9% Quarterly	10,000	238
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	September 20, 2010	Specified amount upon credit event notice	7.2% Quarterly	7,820	240
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	December 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	19,300	1,393
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice	3.7% Quarterly	8,400	(795)
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	8.4% Quarterly	12,500	713
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	7.1% Quarterly	8,000	237
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	June 20, 2010	Specified amount upon credit event notice	6.8% Quarterly	7,500	175
RBS Greenwich (General Motors Acceptance Corporation, 7.125%, due 7/15/13)[1]	September 20, 2010	Specified amount upon credit event notice	7.7% Quarterly	12,500	525
RBS Greenwich (General Motors Corporation, 7.125%, due 7/15/13)[1]	December 20, 2012	Specified amount upon credit event notice	4.9% Quarterly	4,400	(326)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Harborview Mortgage Loan Trust 2005-12, 1-Month LIBOR + 175 bp, due 10/19/35)[1]	October 19, 2035	2.5% Monthly	Specified amount upon credit event notice	$1,992	$(244)
RBS Greenwich (Home Depot Inc., 5.4%, due 3/1/16)[1]	March 20, 2016	0.48% Monthly	Specified amount upon credit event notice	8,230	316
RBS Greenwich (IndyMac Index Mortgage Loan Trust 2005-AR18, 1-Month LIBOR + 125 bp, due 10/25/36)[1]	October 25, 2036	2.7% Monthly	Specified amount upon credit event notice	1,885	(428)
RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)[1]	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,800	(1,817)
RBS Greenwich (Residential Capital, LLC, 7.5%, due 4/17/13)[1]	December 20, 2012	Specified amount upon credit event notice	5% Quarterly	10,800	(1,447)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	June 20, 2012	Specified amount upon credit event notice	1.76% Quarterly	24,300	(1,145)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.35% Quarterly	3,600	(93)
RBS Greenwich (SLM Corp., 5.125%, due 8/27/12)[1]	September 20, 2012	Specified amount upon credit event notice	2.4% Quarterly	3,600	(86)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.5% Quarterly	3,920	(145)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	1,600	(57)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	$3,900	$(140)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	September 20, 2010	Specified amount upon credit event notice	3.67% Quarterly	5,000	(165)
RBS Greenwich (Tenet Healthcare Corporation, 6.375%, due 12/1/11)[1]	December 20, 2010	Specified amount upon credit event notice	3.87% Quarterly	7,700	(254)
RBS Greenwich (The AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit even notice	2.23% Quarterly	7,400	(285)
RBS Greenwich (The AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit even notice	2.23% Quarterly	6,300	(243)
RBS Greenwich (The AES Corp., 7.75%, due 3/1/14)[1]	June 20, 2012	Specified amount upon credit even notice	1.9% Quarterly	12,000	(613)
RBS Greenwich (Time Warner Inc. 6.875%, due 5/1/12)[1]	September 20, 2010	Specified amount upon credit event notice	0.47% Quarterly	5,000	(17)
RBS Greenwich (Time Warner Inc., 6.875%, due 5/1/12) [1]	December 20, 2010	Specified amount upon credit event notice	0.5% Quarterly	12,500	(39)
RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit even notice	3% Quarterly	5,500	(467)
RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit even notice	3.05% Quarterly	2,700	(224)
RBS Greenwich (TXU Corp., 5.55%, due 11/15/14)[1]	September 20, 2012	Specified amount upon credit even notice	3.4% Quarterly	3,100	(216)
RBS Greenwich (Washington Mutual 2005-AR11, 1-Month LIBOR + 120 bp, due 8/25/45)[1]	August 25, 2045	2.55% Monthly	Specified amount upon credit event notice	738	(70)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc.[2]	September 24, 2009	3.7135% Semi-Annually	3-month LIBOR	$100,000	$253
The Goldman Sachs Group, Inc.[2]	March 10, 2009	3-month LIBOR	4.36% Semi-Annually	74,400	479
The Goldman Sachs Group, Inc.[2]	July 7, 2011	3-month LIBOR	5.7125% Semi-Annually	113,400	6,344
The Goldman Sachs Group, Inc.[2]	October 18, 2008	3-month LIBOR	5.55% Semi-Annually	364,010	3,151
The Goldman Sachs Group, Inc.[2]	October 18, 2016	5.67% Semi-Annually	3-month LIBOR	88,781	(6,157)
The Goldman Sachs Group, Inc.[2]	October 19, 2016	5.69% Semi-Annually	3-month LIBOR	88,781	(6,240)
The Goldman Sachs Group, Inc.[2]	October 19, 2008	3-month LIBOR	5.55% Semi-Annually	355,124	3,147
The Goldman Sachs Group, Inc.[2]	November 3, 2011	3-month LIBOR	5.0435% Semi-Annually	147,000	5,196
The Goldman Sachs Group, Inc.[2]	February 2, 2017	3-month LIBOR	5.376% Semi-Annually	65,200	3,720
The Goldman Sachs Group, Inc.[2]	July 24, 2017	3-month LIBOR	5.63965% Semi-Annually	150,000	11,595
The Goldman Sachs Group, Inc.[2]	July 30, 2017	3-month LIBOR	5.56545% Semi-Annually	150,000	10,748
The Goldman Sachs Group, Inc.[2]	August 20, 2017	3-month LIBOR	5.45136% Semi-Annually	130,200	8,142
The Goldman Sachs Group, Inc.[2]	August 21, 2017	3-month LIBOR	5.37551% Semi-Annually	85,000	4,808
The Goldman Sachs Group, Inc.[2]	March 19, 2038	3-month LIBOR	5.25% Semi-Annually	567,555	31,938
The Goldman Sachs Group, Inc.[2]	March 19, 2018	3-month LIBOR	5% Semi-Annually	129,800	6,318
The Goldman Sachs Group, Inc.[2]	October 4, 2017	3-month LIBOR	5.181% Semi-Annually	89,700	3,705
The Goldman Sachs Group, Inc.[2]	November 5, 2017	3-month LIBOR	5.006% Semi-Annually	145,100	3,947
The Goldman Sachs Group, Inc.[2]	March 19, 2013	3-month LIBOR	4.75% Semi-Annually	572,950	(685)
The Goldman Sachs Group, Inc. (CDX HY 8)[1]	June 20, 2012	0.9% Quarterly	Specified amount upon credit event notice	32,000	(2,020)
The Goldman Sachs Group, Inc. (CDX HY 9)[1]	October 12, 2012	Specified amount upon credit event notice	1.8% Quarterly	35,500	(2,276)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX HY 9)[1]	December 20, 2012	Specified amount upon credit event notice	2% Quarterly	$8,780	$(486)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	85,500	(1,404)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	86,400	(1,300)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	29,100	(51)
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	21,847	9
The Goldman Sachs Group, Inc. (CDX IG HVOL 3)[1]	March 20, 2010	Specified amount upon credit event notice	1.05% Quarterly	42,823	279
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	156,700	(9,023)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	65,500	(3,497)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	58,400	(3,221)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,200	(1,456)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	76,200	(3,919)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	55,600	(2,817)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	150,000	(7,626)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,200	(1,317)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$6,700	$(286)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,500	(1,325)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(1,084)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(1,122)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	27,100	(520)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	29,100	(365)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	30,900	(929)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	31,100	(594)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	31,100	(941)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	31,000	(701)
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	100,000	647
The Goldman Sachs Group, Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	50,000	(95)
The Goldman Sachs Group, Inc. (Eastman Kodak Company, 7.25%, due 11/15/13)[1]	March 20, 2015	Specified amount upon credit event notice	1.67% Quarterly	1,900	(115)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	6% Quarterly	$1,000	$(45)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	June 20, 2010	Specified amount upon credit event notice	8.95% Quarterly	5,000	343
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20,2012	Specified amount upon credit event notice	3.15% Quarterly	19,400	(2,168)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 7.125%, due 7/15/13 )[1]	March 20, 2012	Specified amount upon credit event notice	4.4% Quarterly	$11,500	$(838)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 8.375%, due 7/15/33)[1]	December 20, 2010	Specified amount upon credit event notice	7% Quarterly	42,500	1,050
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	2,845	93
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	Specified amount upon credit event notice	4% Quarterly	955	27
The Goldman Sachs Group, Inc. (iBoxx HY 3)[1]	December 20, 2009	4% Quarterly	Specified amount upon credit event notice	5,785	130

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group, Inc. (iBoxx HY 4)[1]	June 20, 2010	Specified amount upon credit event notice	3.4% Quarterly	$2,200	$25
The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	11,400	(278)
The Goldman Sachs Group, Inc. (iBoxx HY 6B)[1]	June 20, 2011	Specified amount upon credit event notice	3% Quarterly	15,000	(387)
The Goldman Sachs Group, Inc. (JPM Chase Commercial Mortgage, 5.7966%, due 5/15/47)[1]	May 15, 2047	0.75% Monthly	Specified amount upon credit event notice	5,000	2,312
The Goldman Sachs Group, Inc. (LCDX 9)[1]	December 20, 2012	Specified amount upon credit event notice	2.25% Quarterly	17,000	(617)
The Goldman Sachs Group, Inc. (The AES Corp., 7.75%, due 3/1/14)[1]	September 20, 2017	Specified amount upon credit event notice	3.8% Quarterly	$4,320	$(119)
The Goldman Sachs Group, Inc. (TXU Corp., 5.55%, due 11/15/2014)[1]	September 20, 2012	Specified amount upon credit even notice	3.24% Quarterly	2,700	(205)

				$11,277,091	$(35,527)

Western Asset High Yield Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG (Residential Capital Corp., 6.5%, due 4/17/13)[1]	September 20, 2008	Specified amount upon credit event notice	8.5% Quarterly	$5,000	$(705)

				$5,000	$(705)

Western Asset Inflation Indexed Plus Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	$7,200	$107
Bear Stearns, Inc. (CDX HY 8)[1]	June 20, 2012	Specified amount upon credit event notice	2.75% Quarterly	13,400	(388)
Deutsche Bank AG (CDX HY 4)[1]	June 20, 2010	Specified amount upon credit event notice	3.6% Quarterly	9,500	253
Deutsche Bank AG (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	14,700	(792)
J.P. Morgan Chase & Co. (Ford Motor Credit Company, 7%, due 8/15/12)[1]	June 20, 2010	Specified amount upon credit event notice	2.9% Quarterly	5,000	(386)
Merrill Lynch & Co., Inc. (El Paso Corporation, 7%, due 5/15/11)[1]	June 20, 2010	Specified amount upon credit event notice	3.625% Quarterly	2,500	127
Merrill Lynch & Co., Inc. (Ford Motor Credit Company, 7.375%, due 10/28/09)[1]	June 20, 2010	Specified amount upon credit event notice	5.5% Quarterly	2,500	(69)
Merrill Lynch & Co., Inc. (General Motors Acceptance Corporation, 7.75%, due 1/19/10)[1]	March 20, 2010	Specified amount upon credit event notice	3.55% Quarterly	5,000	(416)
The Goldman Sachs Group, Inc. (General Motors Acceptance Corporation, 6.875%, due 8/28/12)[1]	June 20, 2010	Specified amount upon credit event notice	4.5% Quarterly	7,500	(535)

				67,300	(2,099)

Western Asset Intermediate Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.4% Quarterly	$980	$(58)
Banc of America Securities LLC (MBIA Global Funding LLC, 5.37563%, due 10/6/10)[1]	September 20, 2008	Specified amount upon credit event notice	1.5% Quarterly	640	(37)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	0.75% Quarterly	Specified amount upon credit event notice	5,200	(246)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	3,600	(158)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,400	(66)
Deutsche Bank AG2	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	14,900	595
Deutsche Bank AG (Freddie Mac, 5%, due 7/15/14)[1]	March 20, 2015	Specified amount upon credit event notice	0.29% Quarterly	1,945	(12)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,900	(136)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	28,730	(538)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	15,600	(170)
Morgan Stanley & Co., Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1,500	(83)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)[1]	June 26, 2012	Specified amount upon credit event notice	2.6% Quarterly	800	(13)

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
The Goldman Sachs Group Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$2,800	$(147)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	25,700	(348)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	15,420	251
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	5,500	(294)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	2,800	(114)
The Goldman Sachs Group, Inc. (iBoxx IG HiVol4)[1]	June 20, 2012	Specified amount upon credit event notice	1% Quarterly	7,811	(80)

				$138,226	$(1,654)

Western Asset Intermediate Plus Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	0.75% Quarterly	Specified amount upon credit event notice	$700	$(33)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	500	(22)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(10)
Deutsche Bank AG2	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	1,900	76
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(19)
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	4,100	(77)
Lehman Brothers Holdings Inc. (CDX IG HVOL 9)[1]	December 20, 2012	Specified amount upon credit event notice	1.4% Quarterly	2,400	(26)
Merrill Lynch & Co., Inc. (iBoxx HY3)[1]	December 20, 2009	Specified amount upon credit event notice	3.75% Quarterly	384	7
Morgan Stanley & Co., Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(11)
Morgan Stanley & Co., Inc. (SLM Corp., 5.125%, due 8/27/12)[1]	June 26, 2012	Specified amount upon credit event notice	2.6% Quarterly	100	(2)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(21)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.35% Quarterly	3,640	(49)
The Goldman Sachs Group, Inc. (CDX IG 8)[1]	June 20, 2017	0.6% Quarterly	Specified amount upon credit event notice	2,190	36
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	700	(37)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(16)
The Goldman Sachs Group, Inc. (iBoxx HY2)[1]	September 20, 2009	Specified amount upon credit event notice	4.3% Quarterly	238	4

				$18,452	$(200)

Western Asset Limited Duration Bond Portfolio

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	0.75% Quarterly	Specified amount upon credit event notice	$700	$(33)
Barclays Capital Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1600	(78)
Barclays Capital Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(10)
Deutsche Bank AG (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240	(5)
Deutsche Bank AG (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	240	(4)
Deutsche Bank AG2	November 28, 2012	3-month LIBOR	5.27% Semi-Annually	2200	88
JP Morgan Chase & Co. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	400	(19)
Lehman Brothers Holdings Inc.[4]	January 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	700	3
Lehman Brothers Holdings Inc.[4]	March 1, 2008	1-month LIBOR	LEHM U.S. ABS AAA Floating Home Equities Index	5500	22
Morgan Stanley & Co. Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	100	(5)
Morgan Stanley & Co. Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(11)
Morgan Sta[nley & Co. Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	200	(10)

Western Asset Limited Duration Bond Portfolio—Continued

Agreement With:	Termination Date	The Fund Agrees to Pay	The Fund Will Receive	Contract Notional Amount	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. Inc. (CDX HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	$200	$(10)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	1100	(59)
The Goldman Sachs Group, Inc. (CDX IG HVOL 8)[1]	June 20, 2012	Specified amount upon credit event notice	0.75% Quarterly	300	(12)

				$13,880	$(143)

100 basis points (bp) = 1%

Security Valuation

Securities owned by the Funds for which market quotations are readily available are valued at current market value. Securities for which market quotations are not readily available are fair valued pursuant to procedures approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market of the investments existed, and the differences could be material.

With respect to Absolute Return, Core Plus, Inflation Indexed, Intermediate Plus, and Non-U.S., where a security is traded on more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Funds’ adviser to be the primary market. The Funds will value their foreign securities in U.S. dollars on the basis of the then-prevailing exchange rates.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	Western Asset Funds, Inc. (the “Registrant”) principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods in the Securities and Exchange Commission’s rules and forms and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – filed as an exhibit hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date: February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President
Western Asset Funds, Inc.

Date: February 27, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Principal Financial and Accounting Officer
Western Asset Funds, Inc.

Date: February 21, 2008